As filed with the Securities and Exchange Commission on September 28, 2007


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-03802

                          LEHMAN BROTHERS INCOME FUNDS
                          ----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
              (Address of Principal Executive Offices - Zip Code)

      Registrant's telephone number, including area code: (212) 476-8800

                   Peter E. Sundman, Chief Executive Officer
                          Lehman Brothers Income Funds
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180

                             Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                              1601 K Street, N.W.
                          Washington, D.C. 20006-1600
                  (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on From N-5 ({section} 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund
------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                     SECURITY(@@)                       RATING (++)                VALUE (tt)
($000's omitted)                                                                  Moody's       S&P             ($000's omitted)
MUNICIPAL NOTES (98.7%)

ALABAMA (1.6%)
        300  Decatur IDB Solid Waste Disp. Rev. (Amoco Chemical Co. Proj.),
             Ser. 1995, 3.74%, due 8/1/07                                         VMIG1                            300(u)(B)
     13,800  Stevenson IDB Env. Imp. Rev. (Mead Corp. Proj.), Ser. 1998 B,                      A-1+
             (LOC: JP Morgan Chase), 3.69%, due 8/1/07                                                          13,800 (u)(B)
                                                                                                                14,100
ARIZONA (3.7%)
      1,000  Coconino Co. Ind. Dev. Au. IDR (Scuff Steel Proj.), Ser. 2007,
             (LOC: Wells Fargo Bank NA), 3.71%, due 8/2/07                                      A-1+             1,000(u)(B)
     15,815  Phoenix Ind. Dev. Au. Single Family Mtge. Rev. (Merlots), Ser.
             2007 C59, (LOC: Government National Mortgage Association),
             3.73%, due 8/1/07                                                    VMIG1                         15,815(u)(d)
      7,000  RBC Muni. Prod., Inc. Trust Var. St. Rev. (Floater Cert.), Ser.
             2007 C-1, (LOC: Royal Bank of Canada), 3.73%, due 8/2/07             VMIG1                          7,000(u)
      5,000  RBC Muni. Prod., Inc. Trust Var. St. Rev. (Floater Cert.), Ser.
             2007 C-6, (LOC: Royal Bank of Canada), 3.73%, due 8/2/07             VMIG1                          5,000(u)
      2,750  Tucson Ind. Dev. Au. Joint Single Family Mtge. Rev., Ser. 2006
             B, (LOC: Government National Mortgage Association), 4.90%, due
             8/3/07                                                               VMIG1                          2,750
                                                                                                                31,565
ARKANSAS (1.6%)
     13,560  Morgan Keegan Muni. Prod., Inc. Var. St. Trust Receipts, Ser.
             2006 D, (LOC: IXIS Funding Corp), 3.71%, due 8/2/07                                A-1+            13,560(u)(ll)

CALIFORNIA (7.1%)
      2,620  Arcadia Unified Sch. Dist. (Putters), Ser. 2007-1716, (FSA
             Insured), 3.66%, due 8/2/07                                          VMIG1                          2,620(u)(s)
      5,450  Austin Trust Var. St. Cert., Ser. 2007-315, (LOC: State Street
             Bank & Trust Co.), 3.68%, due 8/2/07                                 VMIG1                          5,450(u)(c)
      2,000  BB&T Muni. Trust, Ser. 2000,  (FSA Insured), 3.61%, due 8/2/07       VMIG1                          2,000(u)(g)
      4,980  California Infrastructure & Econ. Dev. Bank IDR (Kruger & Sons,
             Inc., Proj.), Ser. 2002, (LOC: Bank of the West), 3.72%, due
             8/2/07                                                               VMIG1                          4,980(u)(B)
      3,060  California Infrastructure & Econ. Dev. Bank IDR (Studio Moulding
             Proj.), Ser. 2001 A, (LOC: Comerica Bank), 3.71%, due 8/2/07         VMIG1                          3,060(u)(B)
      5,000  Contra Costa Co. Multi-Family Hsg. Rev. (Pleasant Hill BART
             Transit), Ser. 2006 A, 3.95%, due 4/15/46                                                           5,002(B)
     32,000  Deutsche Bank Spears/Lifers Trust Var. St. Rev., Ser. 2007-116,
             (LOC: Deutsche Bank), 3.87%, due 8/2/07                                                            32,000(u)
      1,900  Riverside Co. Ind. Dev. Au. IDR (Rockwin Corp. Proj.), Ser. 1987
             II, (LOC: Royal Bank of Canada), 3.72%, due 8/1/07                                                  1,900(u)
      3,715  Roseville Natural Gas Fin. Au. Gas Rev., Ser. 2007, (LOC:
             Goldman Sachs), 3.64%, due 8/2/07                                                                   3,715(u)
                                                                                                                60,727

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                     SECURITY(@@)                       RATING (++)                VALUE (tt)
($000's omitted)                                                                  Moody's       S&P             ($000's omitted)
COLORADO (0.2%)
      2,000  Colorado Hsg. & Fin. Au. Mfg. Rev. (Ready Foods, Inc. Proj.),
             Ser. 2007 A, (LOC: U.S. Bank NA), 3.69%, due 8/2/07                                A-1+             2,000(u)(B)

DISTRICT OF COLUMBIA (0.7%)
      5,650  Metro. Washington Arpt. Au. Sys. Ref. Rev., Ser. 2006 D, (FSA
             Insured), 3.70%, due 8/2/07                                                                         5,650(u)(q)

FLORIDA (2.9%)
      5,400  Florida Hsg. Fin. Corp. Rev. (Merlots), Ser. 2007 C64, (LOC:
             Bank of New York), 3.73%, due 8/1/07                                               A-1+             5,400(u)
      6,670  Florida Hsg. Fin. Corp. Rev. (Merlots), Ser. 2006 B17, (LOC:
             Government National Mortgage Association), 3.73%, due 8/1/07                       A-1+             6,670(u)(ii)
      8,895  Miami-Dade Co. Aviation Rev. (Floaters), Ser. 2006, (CIFG
             Insured), 3.69%, due 8/2/07                                          VMIG1                          8,895(u)(y)
      2,500  Miami-Dade Co. Ind. Dev. Au. Solid Waste Disp. Rev. (Florida
             Pwr. & Light Co. Proj.), Ser. 2003, 3.76%, due 8/1/07                VMIG1                          2,500
      1,000  St. Lucie Co. Solid Waste Disp. Ref. Rev. (Florida Pwr. & Light
             Co. Proj.), Ser. 2003, 3.76%, due 8/1/07                             VMIG1                          1,000(u)(B)
                                                                                                                24,465

GEORGIA (3.2%)
      2,970  Atlanta Arpt. Rev. (Merlots), Ser. 2004 C14, (FSA Insured),
             3.73%, due 8/1/07                                                    VMIG1                          2,970(u)(ii)
      6,450  Atlanta Urban Residential Fin. Au. Multi-Family Hsg. Rev.
             (Capitol Gateway Apts.), Ser. 2005, (LOC: Bank of America),
             3.72%, due 8/2/07                                                                  A-1+             6,450(u)(B)(OO)
      1,575  Columbus Dev. Au. Rev., Ser. 2007, (LOC: Columbus Bank & Trust),
             3.66%, due 8/2/07                                                                                   1,575(u)(B)
      2,875  Crisp Co. Cordele IDA Rev. (Goldens Foundry & Mach Co. Proj.),
             Ser. 2007, (LOC: Columbus Bank & Trust), 3.71%, due 8/2/07                                          2,875(u)(B)
      3,100  Georgia St. Hsg. & Fin. Au. Rev. (Merlots), Ser. 2006 B11, (LOC:
             Wachovia Bank & Trust Co.), 3.73%, due 8/1/07                                      A-1+             3,100(u)
      4,715  Muni. Elec. Au. Spec. Oblig., Ser. 1994 SGA-1,  (MBIA Insured),
             3.64%, due 8/1/07                                                                  A-1+             4,715(u)(cc)
      1,985  Savannah Econ. Dev. Au. Rev. (Exempt Fac. Cons. Util. Proj.),
             Ser. 1999, (LOC: Branch Banking & Trust Co.), 3.75%, due 8/2/07      VMIG1                          1,985(u)(B)
      1,195  Savannah Econ. Dev. Au. Rev. (Kennickell Printing Co. Proj.),
             Ser. 2001, (LOC: Branch Banking & Trust Co.), 3.75%, due 8/2/07      VMIG1                          1,195(u)(B)
      2,110  Turner Co. Dev. Au. IDR (Mcelroy Metal Mill, Inc.), Ser. 2005,
             (LOC: AmSouth Bank), 3.71%, due 8/2/07                               P-1                            2,110(u)
                                                                                                                26,975

ILLINOIS (8.0%)
      5,300  Aurora Single Family Mtge. Rev. (Merlots), Ser. 2007 E05, (LOC:
             Government National Mortgage Association), 3.73%, due 8/1/07                       A-1+             5,300(u)(d)
      5,410  Aurora Single Family Mtge. Rev. (Merlots), Ser. 2007 C55, (LOC:
             Government National Mortgage Association), 3.73%, due 8/1/07                       A-1+             5,410(u)(d)
      2,350  Chicago Enterprise Zone Rev. (J & A LLC Proj.), Ser. 2002, (LOC:
             Charter One Bank), 3.74%, due 8/2/07                                                                2,350(u)
      8,300  Chicago Midway Arpt. Rev. (Second Lien), Ser. 1998 A, (MBIA
             Insured) , 3.77%, due 8/1/07                                         VMIG1         A-1+             8,300(u)(s)

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                     SECURITY(@@)                       RATING (++)                VALUE (tt)
($000's omitted)                                                                  Moody's       S&P             ($000's omitted)
      1,695  Chicago Multi-Family Hsg. Rev. (Claras Village Proj.), Ser. 2007
             B, (LOC: Harris Trust & Savings), 3.70%, due 8/2/07                  VMIG1                          1,695 (u)
      3,500  Chicago Single Family Mtge. Rev., Ser. 2007 2B, (LOC: Depfa Bank
             PLC), 3.87%, due 6/30/08                                                                            3,500
      2,500  Chicago Single Family Mtge. Rev., Ser. 2007 2F, (LOC: Calyon
             Bank), 3.93%, due 7/1/08                                                                            2,500 (O)
      5,000  Chicago Single Family Mtge. Rev., Ser. 2007 F, (LOC: Government
             National Mortgage Association), 3.83%, due 4/18/08                                                  5,000 (nn)
      4,400  Illinois Dev. Fin. Au. IDR (Amtex Steel, Inc., Proj.), Ser.
             1999, (LOC: LaSalle National Bank), 3.70%, due 8/2/07                              A-1              4,400 (u)(B)
      2,400  Illinois Dev. Fin. Au. IDR (Univ. Press, Inc., Proj.), Ser. 2000
             A, (LOC: LaSalle National Bank), 3.70%, due 8/2/07                                 A-1              2,400 (u)(B)
      3,750  Illinois Fin. Au. Rev. (Reliable Materials Proj.), Ser. 2006,
             (LOC: Marshall & Ilsley), 3.68%, due 8/1/07                                        A-1              3,750 (u)(B)
      2,850  Illinois Hlth. Fac. Au. Rev. (Advocate Hlth. Care Network), Ser.
             2003 A, 3.78%, due 11/15/22 Putable 7/3/08                           VMIG1         A-1+             2,850 (B)
      2,000  Illinois Hsg. Dev. Au. Multi-Family Hsg. Rev. (Rome Meadows
             Proj.), Ser. 2007, (LOC: First National Bank), 3.72%, due 8/2/07                   A-1+             2,000 (u)(kk)
      4,100  Illinois Hsg. Dev. Au. Multi-Family Rev. (Galesburg Towers),
             Ser. 2005, (LOC: Harris Trust & Savings), 3.70%, due 8/2/07                        A-1              4,100 (u)(B)
      4,145  Lake Co. Multi-Family Hsg. Rev. (Rosewood Apt. Proj.), Ser.
             2004, (LOC: Freddie Mac), 3.71%, due 8/2/07                                        A-1+             4,145 (u)(B)
      9,000  Will Co. Solid Waste Disp. Rev. (BASF Corp. Proj.), Ser. 1997,
             3.78%, due 8/1/07                                                    P-1                            9,000 (u)(B)
      1,150  Woodridge Ind. Rev. (Mc David Knee Guard), Ser. 1996, (LOC:
             Marshall & Ilsley), 3.71%, due 8/1/07                                              A-1              1,150 (u)(B)
                                                                                                                67,850

INDIANA (5.4%)
      2,670  Anderson Econ. Dev. Rev. (Gateway Village Proj.), Ser. 1996,
             (LOC: Federal Home Loan Bank), 3.70%, due 8/2/07                     VMIG1                          2,670 (u)
      1,000  Angola Ed. Fac. Rev. (Tri-State Univ. Proj.), Ser. 2006, (LOC:
             Fifth Third Bank), 3.67%, due 8/3/07                                                                1,000 (u)(B)
      5,230  Bartholomew Cons. Sch. Corp. Ind. Tax Anticipation Warrants,
             Ser. 2007, 4.00%, due 12/31/07                                                                      5,237
      3,700  Columbus Econ. Dev. Rev. (Arbors at Waters Edge Apts.), Ser.
             2004, (LOC: Federal Home Loan Bank), 3.71%, due 8/2/07               VMIG1                          3,700 (u)
      2,300  East Porter Co. Sch. Bldg. Corp. Rev., Ser. 2005, (MBIA
             Insured), 3.67%, due 8/2/07                                                        A-1+             2,300 (u)(o)
      6,010  Greencastle IDR (Crown Equip. Corp. Proj.), Ser. 1996, (LOC: Key
             Bank), 3.70%, due 8/2/07                                                                            6,010 (u)(B)
      2,500  Hamilton Southeastern Sch. Warrants, Ser. 2007, 3.80%, due
             12/31/07                                                                                            2,501
      2,735  Hammond Econ. Dev. Rev. (Annex at Douglas Pointe), Ser. 1996 A,
             (LOC: Federal Home Loan Bank), 3.70%, due 8/2/07                     VMIG1                          2,735 (u)
      2,250  Indiana Bond Bank Rev. (Adv. Fdg. Prog. Notes), Ser. 2007 A,
             (LOC: Bank of New York), 4.25%, due 1/31/08                                        SP-1+            2,256
      2,700  Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Rev. (Howard Reg. Hlth.
             Sys. Proj.), Ser. 2005 B, (LOC: National City Bank), 3.75%, due
             8/1/07                                                                             A-1              2,700 (u)(B)

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                     SECURITY(@@)                       RATING (++)                VALUE (tt)
($000's omitted)                                                                  Moody's       S&P             ($000's omitted)
      2,400  Indiana St. Dev. Fin. Au. IDR (TTP, Inc. Proj.), Ser. 2001,
             (LOC: LaSalle National Bank), 3.70%, due 8/2/07                                    A-1              2,400(u)(B)
      3,695  Indiana St. Fin. Au. Wtr. Fac. Rev., Ser. 2006-111, (AMBAC
             Insured), 3.70%, due 8/2/07                                          VMIG1         A-1+             3,695(u)(c)
      1,200  La Porte Co. Econ. Dev. Rev. (Pedcor Investments-Woodland), Ser.
             1994, (LOC: Federal Home Loan Bank), 3.73%, due 8/2/07               VMIG1                          1,200(u)
      4,800  Noblesville Econ. Dev. Rev. (Greystone Apts. Proj.), Ser. 2006
             A, (LOC: LaSalle National Bank), 3.70%, due 8/2/07                                 A-1              4,800(u)(B)
      2,500  Northern Wells Comm. Sch. Tax Anticipation Warrants, Ser. 2007,
             3.70%, due 12/31/07                                                                                 2,501
                                                                                                                45,705

IOWA (1.0%)
        900  Iowa Higher Ed. Loan Au. Rev. (Loras College), Ser. 2007 E,
             (LOC: LaSalle National Bank), 4.50%, due 5/20/08                                   SP-1               905(B)
      1,250  Iowa Higher Ed. Loan Au. Rev. (Morningside College), Ser. 2007
             F, 4.50%, due 5/20/08                                                              SP-1+            1,258(B)
      6,315  Muni. Sec. Trust Cert., Ser. 2007 7042, (LOC: Government
             National Mortgage Association), 3.69%, due 8/2/07                    VMIG1                          6,315(n)(u)(h)
                                                                                                                 8,478

KENTUCKY (2.6%)
      3,285  Boone Co. Ind. Bldg. Rev. (Bonfiglioli USA, Inc. Proj.), Ser.
             2006, (LOC: Fifth Third Bank), 3.74%, due 8/3/07                                                    3,285(u)(B)
      1,630  Georgetown Ind. Bldg. Rev. (Georgetown College Proj.), Ser.
             2006, (LOC: Fifth Third Bank), 3.65%, due 8/3/07                     VMIG1                          1,630(u)(B)
      2,700  Graves Co. Solid Waste Disp. Rev. (Waste Management LLC Proj.),
             Ser. 2003, (LOC: Wachovia Bank & Trust Co.), 3.70%, due 8/2/07                     A-1+             2,700(u)(B)
        670  Jefferson Co. Retirement Home Rev. (Nazareth Library Proj.),
             Ser. 1999, (LOC: Fifth Third Bank), 3.67%, due 8/3/07                                                 670(u)(B)
      3,000  Kentucky Econ. Dev. Fin. Au. Ind. Bldg. Rev. (Republic Svcs.,
             Inc. Proj.), Ser. 2001, (LOC: Bank of America), 3.68%, due
             8/2/07                                                                             A-1+             3,000(u)
      2,000  Kentucky Econ. Dev. Fin. Au. Ind. Bldg. Rev. (Republic Svcs.,
             Inc. Proj.), Ser. 2003, (LOC: Bank One), 3.68%, due 8/2/07                         A-1+             2,000(u)(B)
      4,995  Kentucky Hsg. Corp. Hsg. Rev., Ser. 2006, (LOC: Merrill Lynch
             Capital Markets), 3.70%, due 8/2/07                                                A-1+             4,995(u)
      2,200  Kentucky Rural Wtr. Fin. Corp. Pub. Proj. Rev.  (Construction
             Notes), Ser. 2007 A-1, 3.70%, due 4/1/09 Putable 10/1/07             MIG1                           2,200(u)
      1,450  Ohio Co. Solid Waste Disp. Rev. (Waste Management LLC Proj.),
             Ser. 2003, (LOC: Wachovia Bank & Trust Co.), 3.70%, due 8/2/07                     A-1+             1,450(u)(B)
                                                                                                                21,930

LOUISIANA (2.3%)
      7,000  Ascension Parish Rev. (BASF Corp. Proj.), Ser. 1997, 3.78%, due
             8/1/07                                                               P-1                            7,000(u)(B)
      6,000  Ascension Parish Rev. (BASF Corp. Proj.), Ser. 1998, 3.78%, due
             8/1/07                                                               P-1                            6,000(u)(B)
      5,000  Louisiana Local Gov't. Env. Facs. & CDA Rev. (Mid South
             Extrusion, Inc. Proj.), Ser. 2006, (LOC: Regions Bank), 3.70%,
             due 8/2/07                                                                         A-1              5,000(u)(B)

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                     SECURITY(@@)                       RATING (++)                VALUE (tt)
($000's omitted)                                                                  Moody's       S&P             ($000's omitted)
      2,000  Louisiana Local Gov't. Env. Facs. & Comm. Dev. Rev. (SRL
             Holdings LLC Proj.), Ser. 2007, (LOC: Branch Banking & Trust
             Co.), 3.75%, due 8/2/07                                                                             2,000(u)(B)
                                                                                                                20,000

MARYLAND (0.9%)
      5,000  JP Morgan Chase & Co. (Putters), Ser. 2007-1941P, (LOC: JP
             Morgan Chase), 3.76%, due 8/2/07                                                                    5,000(u)
      2,380  Maryland St. Comm. Dev. Admin. Dept. Hsg. & Comm. Dev. Res.,
             Ser. 2006 R, 3.64%, due 12/14/07                                     MIG1                           2,380
                                                                                                                 7,380

MASSACHUSETTS (1.1%)
      6,000  Fall River G.O. BANS, Ser. 2007 A, 4.10%, due 1/30/08                MIG1          SP-1             6,011
        125  Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Sherrill House),
             Ser. 2002 A-1, (LOC: Sovereign Bank), 3.62%, due 8/2/07                            A-1+               125(u)(B)(m)
      1,000  Massachusetts St. Turnpike Au. Metro. Hwy. Sys. Rev. (Floaters),
             Ser. 2000, (MBIA Insured), 3.65%, due 8/2/07                         VMIG1                          1,000(u)(y)
      1,900  Southeastern Reg. Trans. Au. RANS, Ser. 2006, 3.85%, due 9/7/07                                     1,900
                                                                                                                 9,036

MICHIGAN (0.9%)
      1,370  Michigan St. Hosp. Fin. Au. Rev., Ser. 2006, (LOC: Citibank,
             N.A.), 3.67%, due 8/2/07                                             VMIG1                          1,370(u)
        700  Michigan St. Hsg. Dev. Au. Ltd. Oblig. Rev. (JAS Non-Profit Hsg.
             Corp. IV), Ser. 2000, (LOC: Bank One Michigan), 3.68%, due
             8/2/07                                                                             A-1+               700(u)(B)
      1,900  Michigan St. Job. Dev. Au. IDR (Kentwood Residence Assoc.
             Proj.), Ser. 1984, (LOC: Wells Fargo & Co.), 3.70%, due 8/1/07                     A-1+             1,900(u)
      2,500  Michigan St. Strategic Fund Ltd. Oblig. Rev. (Behr Sys., Inc.
             Proj.), Ser. 2001, (LOC: National City Bank), 3.74%, due 8/2/07                                     2,500(u)(B)
        400  Michigan St. Strategic Fund Ltd. Oblig. Rev. (Ultra Aluminum
             Mfg. Inc., Proj.), Ser. 2003, (LOC: Fifth Third Bank), 3.74%,
             due 8/3/07                                                                                            400(u)
      1,075  Wayne Co. Arpt. Au. Rev. (Floaters), Ser. 2006-1327, (MBIA
             Insured), 3.69%, due 8/2/07                                          VMIG1                          1,075(u)(y)
                                                                                                                 7,945

MINNESOTA (0.7%)
      5,000  Dakota Co. Comm. Dev. Agcy. Multi-Family Hsg. Rev. (Brentwood
             Hills Apts. Proj.), Ser. 2003 A, (LOC: LaSalle National Bank),
             3.80%, due 8/1/07                                                    VMIG1                          5,000(u)(B)
      1,400  Plymouth Multi-Family Hsg. Ref. Rev. (At the Lake Apts. Proj.),
             Ser. 2004, (LOC: Freddie Mac), 3.71%, due 8/2/07                     VMIG1                          1,400(u)(B)
                                                                                                                 6,400

MISSISSIPPI (1.9%)
      5,000  Mississippi Bus. Fin. Corp. IDR (VC Reg. Assembly & Mfg. Proj.),
             Ser. 2003, (LOC: JP Morgan Chase), 3.69%, due 8/1/07                               A-1+             5,000(u)(B)
     10,960  Mississippi Home Corp. Single Family Mtge. Rev. (Merlots), Ser.
             2007 C60, (LOC: Government National Mortgage Association),
             3.73%, due 8/2/07                                                    VMIG1                         10,960(u)(d)
                                                                                                                15,960

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                     SECURITY(@@)                       RATING (++)                VALUE (tt)
($000's omitted)                                                                  Moody's       S&P             ($000's omitted)
MISSOURI (2.4%)
      3,500  Blue Springs Ind. Dev. Au. Multi-Family Rev. Hsg. (Autumn Place
             Apts. Proj.), Ser. 2004, (LOC: Fannie Mae), 3.69%, due 8/2/07        VMIG1                          3,500(u)(B)
      4,000  Missouri Higher Ed. Loan Au. Std. Loan Rev., Ser. 2005 E, (MBIA
             Insured), 3.71%, due 8/2/07                                          VMIG1         A-1+             4,000(u)(nn)
        800  Missouri St. Dev. Fin. Board Infrastructure Fac. Rev. (St. Louis
             Convention Ctr.), Ser. 2000 C, (LOC: U.S. Bank) , 3.75%, due
             8/1/07                                                                             A-1+               800(u)
      1,490  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Drury College),
             Ser. 1999, (LOC: Bank of America), 3.75%, due 8/1/07                 VMIG1                          1,490(u)(B)
      3,565  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (St. Louis
             Univ.), Ser. 2002, (LOC: U.S. Bank), 3.73%, due 8/1/07               VMIG1                          3,565(u)(B)
        200  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (St. Louis
             Univ.), Ser. 1999 B, (LOC: Bank of America), 3.73%, due 8/1/07       VMIG1         A-1+               200(u)(B)
      1,230  Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev. (Bethesda
             Hlth. Group, Inc.), Ser. 2004, (LOC: U.S. Bank), 3.75%, due
             8/1/07                                                               VMIG1                          1,230(u)(B)
      4,600  Missouri St. Hsg. Dev. Commission Single Family Mtge. Rev.
             (Putters), Ser. 2006-1514, (LOC: Government National Mortgage
             Association), 3.71%, due 8/2/07                                                    A-1+             4,600(u)(s)
      1,500  Missouri St. Pub. Utils. Commission Rev. (Interim Construction
             Notes), Ser. 2006, 4.50%, due 9/15/07                                MIG1                           1,502
                                                                                                                20,887

NEBRASKA (0.6%)
      4,945  Scotts Bluff Co. Hosp. Au. Number 1 Hosp. Ref. Rev. (Reg. West
             Med. Ctr.), Ser. 2005, (Radian Insured), 3.67%, due 8/2/07           VMIG1                          4,945(u)(B)(uu)

NEVADA (2.9%)
      2,185  Clark Co. IDR (Floaters), Ser. 2006-1302, (AMBAC Insured),
             3.69%, due 8/2/07                                                    VMIG1                          2,185(u)(y)
      9,365  Muni. Sec. Trust Cert., Ser. 2007-321, Class A, (AMBAC Insured),
             3.69%, due 8/2/07                                                    VMIG1                          9,365(n)(u)(h)
     10,015  Muni. Sec. Trust Cert., Ser. 2007-331, Class A, (AMBAC Insured),
             3.69%, due 8/2/07                                                    VMIG1                         10,015(n)(u)(h)
      2,880  Nevada Hsg. Div. Multi-Unit Hsg. (Mesquite), Ser. 1996 B, (LOC:
             U.S. Bank), 3.68%, due 8/1/07                                        VMIG1                          2,880(u)
                                                                                                                24,445

NEW HAMPSHIRE (1.8%)
      1,800  Cheshire Co. G.O. TANS, Ser. 2007, 3.75%, due 12/27/07                                              1,800
      1,160  Manchester Hsg. Au. Multi-Family Rev. (Wall Street Tower), Ser.
             1990 B, (LOC: PNC Bank), 3.68%, due 8/2/07                                         A-1              1,160(u)
      2,000  Merrimack Co. G.O. TANS, Ser. 2007, 4.25%, due 12/28/07                                             2,004
      4,200  New Hampshire St. Bus. Fin. Au. Rev. (Taylor Home), Ser. 2005 B,
             (LOC: TD Banknorth N.A.), 3.65%, due 8/2/07                          VMIG1                          4,200(u)(B)
      3,000  New Hampshire St. Hsg. Fin. Au. Multi-Family Rev., Ser. 2006,
             (LOC: Merrill Lynch Capital Markets), 3.70%, due 8/2/07              VMIG1                          3,000(u)
      3,600  Strafford Co. G.O. TANS, Ser. 2007, 3.75%, due 12/31/07                                             3,600
                                                                                                                15,764

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                     SECURITY(@@)                       RATING (++)                VALUE (tt)
($000's omitted)                                                                  Moody's       S&P             ($000's omitted)
NEW JERSEY (0.3%)
      3,000  Perth Amboy G.O. BANS, Ser. 2006, 4.35%, due 10/19/07                MIG1                           3,004

NEW MEXICO (0.5%)
      1,900  Farmington PCR Ref. (Arizona Pub. Svc. Co.), Ser. 1994 A, (LOC:
             Barclays Bank PLC), 3.68%, due 8/1/07                                P-1           A-1+             1,900(u)(B)
      2,800  New Mexico Rev. (ABN Amro Munitops Cert. Trust), Ser. 2005,
             (AMBAC Insured), 3.66%, due 8/2/07                                                                  2,800(n)(u)
                                                                                                                 4,700

NEW YORK (4.2%)
      1,650  Allegany Co. IDA Env. Fac. Ref. Rev. (Atlantic Richfield Proj.),
             Ser. 2002, (LOC: BP PLC ), 3.70%, due 8/1/07                         VMIG1         A-1+             1,650(u)(B)
     10,490  Eclipse Funding Trust (Solar Eclipse-New York St. Dorm Au.
             Rev.), Ser. 2006-0148, (MBIA Insured), 3.61%, due 8/2/07                           A-1+            10,490(u)(hh)
      6,000  Gloversville City Sch. Dist. G.O. BANS, Ser. 2006, 3.74%, due
             9/27/07                                                                                             6,000
      7,000  Jamestown City Sch. Dist. G.O. BANS, Ser. 2007, 3.75%, due
             5/22/08                                                                                             7,001
      1,100  Nassau Co. IDA Rev. (Floater), Ser. 2007 75G, (LOC: Goldman
             Sachs), 3.69%, due 8/2/07                                                                           1,100(u)
      7,775  New York City Hsg. Dev. Corp. Multi-Family Rental Hsg. Rev.
             (Progress of Peoples Dev.), Ser. 2005 A, (LOC: Fannie Mae),
             3.65%, due 8/1/07                                                                  A-1+             7,775(u)
         10  Utica IDA Civic Fac. Rev. (Utica College Proj.), Ser. 2005 A,
             (LOC: Citizens Bank), 3.62%, due 8/2/07                              VMIG1                             10(u)(B)
      1,700  Watervliet Hsg. Au. Sr. Res. Hsg. Rev. (Beltrone Living Ctr.
             Proj.), Ser. 1998 A, 6.13%, due 6/1/38                                                              1,774(B)
                                                                                                                35,800

NORTH CAROLINA (1.4%)
      2,800  North Carolina Cap. Fac. Fin. Agcy. Rev. (Eagle), Ser. 2006-
             0139, Class A, (LOC: Citibank, N.A.), 3.68%, due 8/2/07                            A-1+             2,800(u)
      9,190  North Carolina HFA Rev. (Merlots), Ser. 2006 B12, (LOC: Wachovia
             Bank & Trust Co.), 3.73%, due 8/1/07                                 VMIG1                          9,190(u)
                                                                                                                11,990

OHIO (3.3%)
      2,339  American Muni. Pwr., Inc. G.O. BANS (Cleveland Pub. Pwr.), Ser.
             2006, 3.80%, due 8/16/07                                                                            2,339
      1,000  Butler Co. G.O. BANS, Ser. 2006 C, 4.50%, due 9/20/07                MIG1                           1,001
      1,200  Greene Co. G.O., Ser. 2007 B, 5.50%, due 8/14/07                     MIG1                           1,201
      3,945  Hamilton Co. Hlth. Care Fac. Rev. (Sisters of Charity Sr. Care),
             Ser. 2002, (LOC: Fifth Third Bank), 3.67%, due 8/2/07                                               3,945(u)(B)
      3,000  Marysville BANS, Ser. 2007, 4.13%, due 6/5/08                        MIG1                           3,011
      5,000  Ohio St. Higher Ed. Cap. Fac., Ser. 2002 II A, 5.00%, due
             12/1/07                                                                                             5,021
      2,325  Ohio St. Wtr. Dev. Au. Rev., Ser. 2005-1118, (LOC: Rabobank
             Nederland), 3.66%, due 8/2/07                                                      A-1+             2,325(u)
      1,500  Richland Co. G.O. BANS (Correctional Facs.), Ser. 2007, 3.75%,
             due 2/21/08                                                                                         1,500
      2,000  Univ. of Cincinnati BANS, Ser. 2007 C, 4.50%, due 1/24/08            MIG1          SP-1+            2,008
      3,850  Warrensville Heights G.O. BANS (Var. Purp. Imp.), Ser. 2007,
             4.05%, due 5/30/08                                                                                  3,858

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                     SECURITY(@@)                       RATING (++)                VALUE (tt)
($000's omitted)                                                                  Moody's       S&P             ($000's omitted)
      2,163  Wood Co. IDR (Reclamation Technologies), Ser. 2006, (LOC:
             National City Bank), 3.74%, due 8/2/07                                                              2,163(u)(B)
                                                                                                                28,372

OKLAHOMA (1.8%)
     15,000  Tulsa Co. Ind. Au. Cap. Imp. Rev., Ser. 2003 A, (LOC: Bank of
             America), 3.70%, due 5/15/17 Putable 11/15/07                                      A-1+            15,000(u)

PENNSYLVANIA (5.4%)
      1,400  Allegheny Co. Ind. Dev. Au. Rev. (Pittsburgh Theological
             Seminary at the Presbyterian Church), Ser. 2001, (LOC: Citizens
             Bank), 3.82%, due 8/1/31 Putable 8/1/07                              VMIG1                          1,400(u)(B)
      3,900  Allegheny Co. Residential Fin. Au. Single Family Mtge. Rev.,
             Ser. 2004 PP, (LOC: Government National Mortgage Association),
             3.70%, due 8/2/07                                                    VMIG1                          3,900(u)(bb)
      5,150  Allegheny Co. Residential Fin. Au. Single Family Mtge. Rev.,
             Ser. 2005 SS, (LOC: Government National Mortgage Association),
             3.68%, due 8/2/07                                                    VMIG1                          5,150(u)(bb)
        900  Berks Co. Ind. Dev. Au. Rev. (Mfg. Facs. Ram. Ind. Proj.), Ser.
             1996, (LOC: PNC Bank), 3.69%, due 8/1/07                                                              900(u)(B)
      4,850  Blair Co. Ind. Dev. Au. Rev. (NCP, Inc. Proj.), Ser. 2002, (LOC:
             PNC Bank), 3.74%, due 8/2/07                                                                        4,850(u)
      2,535  Bradford Co. Ind. Dev. Au. Rev. (Econ. Dev. Towanda Print), Ser.
             2001, (LOC: PNC Bank), 3.74%, due 8/2/07                                                            2,535(u)(B)
      2,700  Cumberland Co. Muni. Au. Rev. (Presbyterian Homes Proj.), Ser.
             2005 B, (Radian Insured), 3.65%, due 12/1/26 Putable 12/1/07                       A-1+             2,700(B)(ii)
      1,765  Lackawanna Co. Ind. Dev. Au. Rev. (Material Technology Proj.),
             Ser. 2006, (LOC: Wachovia Bank & Trust Co.), 3.78%, due 8/2/07                                      1,765(u)(B)
      2,005  Northampton Co. Ind. Dev. Au. IDR (Losco Family Properties LLC
             Proj.), Ser. 2005, (LOC: Wachovia Bank & Trust Co.), 3.78%, due
             8/2/07                                                                                              2,005(u)(B)
      3,200  Pennsylvania Econ. Dev. Fin. Au. Econ. Dev. Rev., Ser. 1995 D7,
             (LOC: PNC Bank), 3.70%, due 8/2/07                                                                  3,200(u)
        300  Pennsylvania Econ. Dev. Fin. Au. Econ. Dev. Rev., Ser. 2000 B7,
             (LOC: PNC Bank), 3.70%, due 8/2/07                                   VMIG1                            300(u)(B)
        800  Pennsylvania Econ. Dev. Fin. Au. Econ. Dev. Rev., Ser. 2000 H7,
             (LOC: PNC Bank), 3.70%, due 8/2/07                                                 A-1                800(u)(B)
      4,700  Pennsylvania Econ. Dev. Fin. Au. Econ. Dev. Rev., Ser. 2002 B5,
             (LOC: PNC Bank), 3.70%, due 8/2/07                                                 A-1              4,700(u)(B)
        800  Pennsylvania Econ. Dev. Fin. Au. Econ. Dev. Rev. (North American
             Communication Proj.), Ser. 2004 A1, (LOC: PNC Bank), 3.70%, due
             8/2/07                                                                             A-1                800(u)(B)
     11,000  Pennsylvania Econ. Dev. Fin. Au. Exempt Fac. Rev. (Shippingport
             Proj.), Ser. 2005 A, (LOC: PNC Bank), 3.69%, due 8/1/07              VMIG1         A-1             11,000(u)(B)
                                                                                                                46,005

PUERTO RICO (0.5%)
      4,000  Puerto Rico Commonwealth G.O. (Floater), Ser. 2004, (FGIC
             Insured), 3.63%, due 8/2/07                                                                         4,000(u)(y)

RHODE ISLAND (1.3%)
      5,000  Rhode Island Hsg. & Mtge. Fin. Corp., Ser. 2006-1428R, (LOC:
             Merrill Lynch Capital Markets), 3.70%, due 8/2/07                                  A-1+             5,000(u)
      5,750  Rhode Island Hsg. & Mtge. Fin. Corp., Ser. 2007-1591, (FGIC
             Insured), 3.69%, due 8/2/07                                                        A-1              5,750(u)(y)
                                                                                                                10,750

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                     SECURITY(@@)                       RATING (++)                VALUE (tt)
($000's omitted)                                                                  Moody's       S&P             ($000's omitted)
SOUTH CAROLINA (0.7%)
      4,000  Jasper Co. Rev. BANS, Ser. 2007, 3.85%, due 7/1/08                                                  4,000
      2,000  South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (Bondtax,
             Inc. Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.),
             3.75%, due 8/2/07                                                                                   2,000(u)
                                                                                                                 6,000

TENNESSEE (1.4%)
      1,095  Franklin Co. Hlth. & Ed. Fac. Board Rev. (Univ. of the South
             Proj.), Ser. 1990, 3.75%, due 8/1/07                                               A-1              1,095(u)(B)
         25  Metro. Nashville Arpt. Au. Spec. Fac. Rev. (Aero Nashville LLC
             Proj.), Ser. 2006 A, (LOC: JP Morgan Chase), 3.68%, due 8/2/07                     A-1+                25(u)(B)
      7,995  Muni. Sec. Trust Cert., Ser. 2007-3052, Class A, (LOC: Bear
             Stearns), 3.69%, due 8/2/07                                          VMIG1                          7,995(n)(u)
      2,890  Shelby Co. Hlth. Ed. & Hsg. Fac. Board Rev. (Flag Manor), Ser.
             1995, (LOC: Federal Home Loan Bank), 3.70%, due 8/2/07               VMIG1                          2,890(u)
                                                                                                                12,005

TEXAS (8.0%)
      2,800  Austin Arpt. Sys. Prior Lien Rev., Ser. 1995 A, (LOC: JP Morgan
             Chase), 3.69%, due 8/1/07                                            P-1           A-1+             2,800(u)
      1,800  Brazoria Co. Hlth. Fac. Dev. Corp. Hosp. Rev. (Brazosport Mem.
             Hosp.), Ser. 1999, (LOC: Chase Bank of Texas), 3.68%, due 8/2/07     VMIG1                          1,800(u)(B)
     15,000  Brazos River Harbor Navigation Dist. of Brazoria Co. Rev. (BASF
             Corp. Proj.), Ser. 1997, 3.78%, due 8/1/07                           P-1                           15,000(u)(B)
      1,200  Calhoun Co. Navigation IDA Port Rev. (Formosa Plastics Corp.
             Proj.), Ser. 1994, (LOC: Bank of America), 3.69%, due 8/1/07         VMIG1                          1,200(u)(B)
      8,010  Dallas Fort Worth Int'l Arpt. Rev. (Floaters), Ser. 2007-1834,
             (FSA Insured), 3.69%, due 8/2/07                                                                    8,010(u)(y)
      1,200  Dallas Fort Worth Int'l Arpt. Rev. (Putters), Ser. 2004-385,
             (FGIC Insured), 3.71%, due 8/2/07                                    VMIG1         A-1+             1,200(u)(s)
      8,185  El Paso Hsg. Fin. Corp. Multi-Family Hsg. Rev. (Viva Apts.
             Proj.), Ser. 1993, (LOC: Bank of America), 3.70%, due 8/1/07                       A-1+             8,185(u)(B)
        100  Gulf Coast Waste Disp. Au. Env. Fac. Rev. (BP Amoco Chemical Co.
             Proj.), Ser. 2003, 3.74%, due 8/1/07                                 VMIG1         A-1+               100(u)(B)
      1,000  Houston Arpt. Sys. Rev. (Floaters), Ser. 2006, (FGIC Insured),
             3.69%, due 8/2/07                                                    VMIG1                          1,000(u)(y)
      4,000  Northside Texas G.O. Independent Sch. Dist. Ref., Ser. 2006 A,
             (PSF Insured), 3.75%, due 8/1/33 Putable 8/1/08                      VMIG1         A-1+             4,000(u)(p)
        700  San Antonio Arpt. Sys. Rev. Spec. Fac. (Cessna Aircraft), Ser.
             1995, (LOC: Bank of America), 3.72%, due 8/2/07                                    A-1+               700(u)(B)
      1,500  Texas Muni. Gas Acquisition & Supply Corp. I Gas Supply Rev. Sr.
             Lien, Ser. 2006 A, 5.00%, due 12/15/07                                                              1,508
     14,250  Texas St. Dept. Hsg. & Comm. Affairs Multi-Family Hsg. Rev.
             (Lancaster Apts.), Ser. 2007, (LOC: Fannie Mae), 3.69%, due
             8/2/07                                                               VMIG1                         14,250(u)(B)
      3,000  Texas St. TRANS, Ser. 2006, 4.50%, due 8/31/07                       MIG1          SP-1+            3,002
      5,775  Victory Street Pub. Fac. Corp. Multi-Family Rev., Ser. 2007,
             (LOC: Citigroup Global Markets), 3.74%, due 8/2/07                   VMIG1                          5,775(u)
                                                                                                                68,530

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                     SECURITY(@@)                       RATING (++)                VALUE (tt)
($000's omitted)                                                                  Moody's       S&P             ($000's omitted)
UTAH (0.8%)
      2,950  Lehi Elec. Util. Rev., Ser. 2005, (FSA Insured), 3.70%, due
             8/1/07                                                                                              2,950 u)(p)
      1,810  Utah St. HFA Rev. (Merlots), Ser. 2001 A14, (LOC: Wachovia Bank
             & Trust Co.), 3.73%, due 8/1/07                                      VMIG1                          1,810(u)
      2,290  Utah St. HFA Rev. (Merlots), Ser. 2001 A62, (LOC: Wachovia Bank
             & Trust Co.), 3.73%, due 8/1/07                                      VMIG1                          2,290(u)
                                                                                                                 7,050

VERMONT (0.9%)
      1,900  Vermont Ed. & Hlth. Bldg. Fin. Agcy. Rev. (Brattleboro Mem.
             Hosp.), Ser. 2004 A, (LOC: TD Banknorth N.A.), 3.66%, due 8/1/07     VMIG1                          1,900(u)(B)
      3,300  Vermont Ed. & Hlth. Bldg. Fin. Agcy. Rev. (Middlebury College
             Proj.), Ser. 2002 B, 3.58%, due 11/1/32 Putable 11/1/07                                             3,300(u)
      2,815  Vermont Ed. & Hlth. Bldg. Fin. Agcy. Rev. (Northeastern Hosp.),
             Ser. 2004 A, (LOC: TD Banknorth N.A.), 3.66%, due 8/1/07             VMIG1                          2,815(u)(B)
                                                                                                                 8,015

VIRGINIA (1.7%)
      2,655  Tazewell Co. Ind. Dev. Au. Rev. (Jennmar Corp., Inc.), Ser.
             2007, (LOC: PNC Bank), 3.74%, due 8/2/07                                                            2,655(u)(B)
      6,285  Virginia St. Hsg. Dev. Au. Commonwealth Mtge. (Merlots), Ser.
             2006-B20, (LOC: Wachovia Bank & Trust Co.), 3.73%, due 8/1/07                      A-1+             6,285(u)
      5,700  Virginia St. Hsg. Dev. Au. Commonwealth Mtge. (Merlots), Ser.
             2006-C07, (LOC: Bank of New York), 3.73%, due 8/1/07                               A-1+             5,700(u)
                                                                                                                14,640

WASHINGTON (9.7%)
          1  King Co. Swr. Rev. (Floaters), Ser. 2005, (FSA Insured), 3.66%,
             due 8/2/07                                                                                              1(u)(y)
      4,200  Seattle Hsg. Au. Rev. (High Point Proj.), Ser. 2003, (LOC: Bank
             of America), 3.69%, due 8/2/07                                       VMIG1                          4,200(u)(B)
      4,000  Washington St. G.O. (Merlots), Ser. 2003 B23, (MBIA Insured),
             3.68%, due 8/1/07                                                    VMIG1                          4,000(u)(ii)
     15,395  Washington St. Hsg. Fin. Commission Multi-Family Hsg. Rev.
             (Ballard Landmark Inn), Ser. 2006 A, (LOC: Fannie Mae), 3.69%,
             due 8/2/07                                                           VMIG1                         15,395(u)(B)
      3,000  Washington St. Hsg. Fin. Commission Multi-Family Hsg. Rev.
             (Highland Park Apts. Proj.), Ser. 2005 A, (LOC: Bank of
             America), 3.76%, due 8/1/07                                          VMIG1                          3,000(u)(B)
      3,000  Washington St. Hsg. Fin. Commission Multi-Family Hsg. Rev. (Lake
             City Sr. Apts. Proj.), Ser. 2006 A, (LOC: Freddie Mac), 3.69%,
             due 8/2/07                                                                         A-1+             3,000(u)(B)
     14,630  Washington St. Hsg. Fin. Commission Multi-Family Hsg. Rev. (New
             Haven Apts. Proj.), Ser. 2005 A, (LOC: U.S. Bank), 3.70%, due
             8/2/07                                                               VMIG1                         14,630(u)(B)
      6,125  Washington St. Hsg. Fin. Commission Multi-Family Hsg. Rev.
             (Rolling Hills Apts. Proj.), Ser. 2004 A, (LOC: Fannie Mae),
             3.69%, due 8/2/07                                                    VMIG1                          6,125(u)(B)
      5,734  Washington St. Hsg. Fin. Commission Multi-Family Hsg. Rev.
             (Scenic Vista Apts. Proj.), Ser. 2005 A, (LOC: Bank of America),
             3.70%, due 8/2/07                                                    VMIG1                          5,734(u)(B)
      6,130  Washington St. Hsg. Fin. Commission Multi-Family Mtge. Rev.
             (Canyon Lakes II Proj.), Ser. 1994, (LOC: Wells Fargo & Co.),
             3.70%, due 8/2/07                                                    VMIG1                          6,130(u)(B)
      1,300  Washington St. Hsg. Fin. Commission Multi-Family Mtge. Rev.
             (Wandering Creek Proj.), Ser. 1995, (LOC: Freddie Mac), 3.69%,
             due 8/1/07                                                           VMIG1                          1,300(u)

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                     SECURITY(@@)                       RATING (++)                VALUE (tt)
($000's omitted)                                                                  Moody's       S&P             ($000's omitted)
      2,325  Washington St. Hsg. Fin. Commission Multi-Family Rev. (Auburn
             Meadows Proj.), Ser. 2003 A, (LOC: Wells Fargo & Co.), 3.66%,
             due 8/1/07                                                                         A-1+             2,325(u)
      5,860  Washington St. Hsg. Fin. Commission Multi-Family Rev.
             (Bridgewood Four Seasons), Ser. 2002 A, (LOC: Fannie Mae),
             3.69%, due 8/2/07                                                                  A-1+             5,860(u)(B)
      2,250  Washington St. Hsg. Fin. Commission Multi-Family Rev. (Fairwinds
             Redmond Proj.), Ser. 2005 A, (LOC: Bank of America), 3.70%, due
             8/2/07                                                               VMIG1                          2,250(u)(B)
      5,775  Washington St. Hsg. Fin. Commission Multi-Family Rev. (Rosemont
             Apts. Proj.), Ser. 2003 A,  (LOC: Umpqua Bank), 3.66%, due
             8/1/07                                                                             A-1              5,775(u)(B)(e)
        700  Washington St. Hsg. Fin. Commission Non-Profit Rev. (Tacoma Art
             Museum Proj.), Ser. 2002, (LOC: Northern Trust Co.), 3.75%, due
             8/1/07                                                               VMIG1                            700(u)(B)
      2,275  Washington St. Hsg. Fin. Commission Rev. (Merlots), Ser. 2002
             A29, (LOC: Government National Mortgage Association), 3.73%, due
             8/1/07                                                               VGIM1                          2,275(u)(ii)
                                                                                                                82,700

WISCONSIN (3.3%)
      1,210  Germantown Ind. Rev. (Great Lakes Packaging Corp.), Ser. 1996,
             (LOC: Marshall & Ilsley), 3.70%, due 8/2/07                                        A-1              1,210(u)(B)
      4,000  Greenfield Sch. Dist. BANS, Ser. 2007, 4.25%, due 11/30/07           MIG1                           4,005
      2,800  Menomonee Falls Sch. Dist. BANS, Ser. 2007 A, 4.46%, due 12/1/07     MIG1                           2,807
      4,000  Muni. Sec. Trust Cert., Ser. 2007-7063, Class A, (LOC: Bear
             Stearns), 3.69%, due 8/2/07                                          VMIG1                          4,000(n)(u)
      1,800  Nicolet High Sch. Dist. TRANS, Ser. 2006, 4.25%, due 10/30/07                                       1,803
      2,000  Whitehall IDR (Whitehall Specialties), Ser. 2007, (LOC: JP
             Morgan Chase), 3.68%, due 8/2/07                                                                    2,000(u)(B)
      1,800  Wisconsin Sch. Dist. Cash Flow Management Prog. Cert.
             Participation, Ser. 2006 A-2, 4.50%, due 9/19/07                     MIG1                           1,802
      2,925  Wisconsin Sch. Dist. Cash Flow Management Prog. Cert.
             Participation, Ser. 2006 B, 4.25%, due 11/1/07                       MIG1                           2,930
      3,280  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Edgewood College), Ser.
             2006, (LOC: U.S. Bank), 3.75%, due 8/1/07                                          A-1+             3,280(u)(B)
      4,000  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (St. Joseph's Comm.
             Hosp. Proj.), Ser. 2005, (LOC: Marshall & Ilsley), 3.65%, due
             8/2/07                                                                             A-1              4,000(u)(B)
                                                                                                                27,837
             TOTAL MUNICIPAL NOTES                                                                             842,165

ASSET-BACKED SECURITIES (1.2%)
      9,943  FHLMC Multi-Family Certs., Ser. M010, Class A, 3.80%, due 8/8/07                                    9,943(u)

             TOTAL INVESTMENTS (99.9%)                                                                         852,108

             Cash, receivables and other assets, less liabilities (0.1%)                                         1,002

             TOTAL NET ASSETS (100.0%)                                                                        $853,110



See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Fund
----------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                                 RATING                     VALUE(+)
($000's omitted)                                                              Moody's  S&P      ($000's omitted)
U.S. GOVERNMENT AGENCY SECURITIES (1.4%)
      1,550  Fannie Mae, Notes, 4.13%, due 5/15/10 (COST                      AGY      AGY             1,515
             $1,513)                                                                           -------------

MORTGAGE-BACKED SECURITIES (64.5%)
ADJUSTABLE ALT-A JUMBO BALANCE (2.1%)
      2,300  JP Morgan Alternative Loan Trust, Ser. 2006-A2,                           AAA             2,313(OO)
             Class 3A1, 5.94%, due 5/25/36                                                     -------------

ADJUSTABLE ALT-A MIXED BALANCE (12.6%)
      3,696  Bear Stearns ALT-A Trust, Ser. 2006-4, Class 32A1,               Aaa      AAA             3,746(OO)
             6.48%, due 7/25/36
      1,277  Bear Stearns ALT-A Trust, Ser. 2007-2, Class 2A1,                Aaa      AAA             1,275
             5.61%, due 4/25/37
      2,288  First Horizon Alternative Mortgage Securities Trust,             Aaa                      2,323
             Ser. 2006-AA7, Class A1, 6.54%, due 1/25/37
      4,075  Nomura Asset Acceptance Corp., Ser. 2006-AR2,                    Aaa      AAA             4,136
             Class 2A2, 6.57%, due 4/25/36
      2,350  Residential Accredit Loans, Inc., Ser. 2005-QA10,                Aaa      AAA             2,360
             Class A31, 5.60%, due 9/25/35                                                     -------------
                                                                                                      13,840
                                                                                               -------------

ADJUSTABLE ALT-B MIXED BALANCE (1.6%)
      1,732  Lehman XS Trust, Ser. 2005-1, Class 2A1, 4.66%,                  Aaa      AAA             1,733 (u)
             due 5/25/08                                                                       -------------

ADJUSTABLE CONFORMING BALANCE (4.3%)
      2,413  Adjustable Rate Mortgage Trust, Ser. 2005-10,                    Aaa      AAA             2,416
             Class 4A1, 5.38%, due 1/25/36
      2,277  IndyMac INDX Mortgage Loan Trust, Ser. 2005-                     Aaa      AAA             2,276
             AR23, Class 2A1, 5.53%, due 11/25/35                                              -------------
                                                                                                       4,692
                                                                                               -------------

ADJUSTABLE JUMBO BALANCE (6.2%)
        998  Banc of America Funding Corp., Ser. 2005-F, Class                Aaa      AAA               995
             4A1, 5.35%, due 9/20/35
      2,245  Banc of America Funding Corp., Ser. 2006-H, Class                         AAA             2,303
             2A3, 6.70%, due 9/20/46
      3,433  Harborview Mortgage Loan Trust, Ser. 2006-3,                     Aaa      AAA             3,494(OO)
             Class 1A1A, 6.38%, due 6/19/36                                                    -------------
                                                                                                       6,792
                                                                                               -------------

ADJUSTABLE MIXED BALANCE (12.6%)
      2,338  Banc of America Funding Corp., Ser. 2005-H, Class                         AAA             2,348
             7A1, 5.67%, due 11/20/35
      1,341  Countrywide Home Loans Mortgage Pass-Through                     Aaa      AAA             1,356
             Trust, Ser. 2006-HYB3, Class 1A1A, 5.48%, due
             5/20/36
      2,444  Credit Suisse First Boston Mortgage Securities                   Aaa      AAA             2,421(OO)
             Corp., Ser. 2004-AR4, Class 2A1, 4.68%, due
             5/25/34
      2,526  First Horizon Mortgage Pass-Through Trust, Ser.                           AAA             2,520
             2005-AR5, Class 2A1, 5.44%, due 11/25/35
      2,376  GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1,                   Aaa      AAA             2,381
             Class 1A1, 5.60%, due 4/19/36
        673  Harborview Mortgage Loan Trust, Ser. 2004-4,                     Aaa      AAA               671(u)
             Class 3A, 6.07%, due 8/19/07


See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Fund cont'd
-----------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                                 RATING                     VALUE(+)
($000's omitted)                                                              Moody's  S&P      ($000's omitted)

      2,250  WaMu Mortgage Pass-Through Certificates, Ser.                    Aaa      AAA             2,205
             2004-AR9, Class A7, 4.15%, due 8/25/34                                            -------------
                                                                                                      13,902
                                                                                               -------------

COMMERCIAL MORTGAGE-BACKED (16.4%)
      2,475  Credit Suisse First Boston Mortgage Securities                   Aaa      AAA             2,453
             Corp., Ser. 2005-C6, Class A1, 4.94%, due 12/15/40
      1,594  GE Capital Commercial Mortgage Corp., Ser. 2002-                 Aaa      AAA             1,579
             2A, Class A2, 4.97%, due 8/11/36
      1,775  GE Capital Commercial Mortgage Corp., Ser. 2005-                          AAA             1,747
             C3, Class A2, 4.85%, due 7/10/45
        762  GMAC Commercial Mortgage Securities, Inc., Ser.                           AAA               755
             2006-C1, Class A1, 4.97%, due 11/10/45
      2,186  JP Morgan Chase Commercial Mortgage Securities                   Aaa                      2,150
             Corp., Ser. 2004-C2, Class A1, 4.28%, due 5/15/41
      2,963  JP Morgan Chase Commercial Mortgage Securities                   Aaa      AAA             2,939
             Corp., Ser. 2005-LDP5, Class A1, 5.03%, due
             12/15/44
      3,332  JP Morgan Chase Commercial Mortgage Securities                   Aaa      AAA             3,358
             Corp., Ser. 2006-LDP7, Class A1, 6.02%, due
             4/15/45
      3,012  LB-UBS Commercial Mortgage Trust, Ser. 2006-C3,                  Aaa      AAA             3,014
             Class A1, 5.48%, due 3/15/39                                                      -------------
                                                                                                      17,995
                                                                                               -------------

MORTGAGE-BACKED NON-AGENCY (4.4%)
      1,322  Countrywide Home Loans, Ser. 2005-R2, Class                      Aaa      AAA             1,448(n)
             2A4, 8.50%, due 6/25/35
      2,695  GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class                  Aaa      AAA             2,859(n)
             1A4, 8.50%, due 3/25/35
        549  GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class                  Aaa      AAA               583(n)
             1A4, 8.50%, due 9/25/35                                                           -------------
                                                                                                       4,890
                                                                                               -------------
FANNIE MAE (1.3%)
      1,356  Whole Loan, Ser. 2004-W8, Class PT, 10.27%, due                  AGY      AGY             1,508(OO)
             6/25/44

FREDDIE MAC (2.9%)
         16  ARM Certificates, 6.50%, due 2/1/08                              AGY      AGY                16(u)
      1,745  Pass-Through Certificates, 8.00%, due 11/1/26                    AGY      AGY             1,847
      1,215  Pass-Through Certificates, 8.50%, due 10/1/30                    AGY      AGY             1,301
                                                                                               -------------
                                                                                                       3,164

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.1%)
         43  Pass-Through Certificates, 7.00%, due 4/15/11                    AGY      AGY                44(OO)
          3  Pass-Through Certificates, 7.50%, due 10/15/09 -                 AGY      AGY                 4
             8/15/10
         25  Pass-Through Certificates, 12.00%, due 12/15/12 -                AGY      AGY                27
             5/15/14                                                                           -------------
                                                                                                          75
                                                                                               -------------
             TOTAL MORTGAGE-BACKED SECURITIES (COST $70,978)                                          70,904
                                                                                               -------------

CORPORATE DEBT SECURITIES (24.4%)
AUTOMOBILE MANUFACTURING (1.2%)
      1,300  DaimlerChrysler N.A. Holdings Corp., Guaranteed                  Baa1     BBB             1,281
             Unsecured Notes, 4.05%, due 6/4/08                                                -------------


BANKS (2.6%)
      1,200  Bank of America Corp., Senior Unsecured Notes,                   Aa1      AA              1,191(OO)
             3.88%, due 1/15/08
      1,700  Wells Fargo & Co., Unsecured Notes, 3.13%, due                   Aa1      AA+             1,643
             4/1/09                                                                            -------------
                                                                                                       2,834
                                                                                               -------------


See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Fund cont'd
-----------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                 RATING                     VALUE(+)
($000's omitted)                                                              Moody's  S&P      ($000's omitted)

DIVERSIFIED FINANCIAL SERVICES (13.0%)
      1,800  Bear Stearns Co., Inc., Senior Unsecured Notes,                  A1       A+              1,786
             4.00%, due 1/31/08
      2,250  General Electric Capital Corp., Medium-Term Notes,               Aaa      AAA             2,187
             Ser. A, 4.25%, due 9/13/10
      2,200  HSBC Finance Corp., Notes, 4.13%, due 12/15/08                   Aa3      AA-             2,163(OO)
      2,200  International Lease Finance Corp., Unsubordinated                A1       AA-             2,136(OO)
             Unsecured Notes, 3.50%, due 4/1/09
      1,700  John Deere Capital Corp., Unsecured Notes, 3.90%,                A2       A               1,688
             due 1/15/08
        825  JP Morgan Chase & Co., Senior Notes, 3.63%, due                  Aa2      AA-               813
             5/1/08
      1,250  MBNA Corp., Notes, 4.63%, due 9/15/08                            Aa1      AA              1,238
      2,300  Merrill Lynch & Co., Medium-Term Notes, Ser. C,                  Aa3      AA-             2,296(OO)
             4.25%, due 9/14/07                                                                -------------
                                                                                                      14,307
                                                                                               -------------

MEDIA (4.3%)
      1,250  British Sky Broadcasting, Guaranteed Senior                      Baa2     BBB             1,313(OO)
             Unsecured Notes, 8.20%, due 7/15/09
      1,080  Comcast Cable Communications, Guaranteed                         Baa2     BBB+            1,089(OO)
             Unsecured Unsubordinated Notes, 6.20%, due
             11/15/08
      1,210  News America Holdings, Inc., Guaranteed Notes,                   Baa2     BBB             1,231
             7.38%, due 10/17/08
      1,100  Time Warner Entertainment LP, Debentures, 7.25%,                 Baa2     BBB+            1,121
             due 9/1/08                                                                        -------------
                                                                                                       4,754
                                                                                               -------------

OIL & GAS (0.7%)
        715  Enterprise Products Operating LP, Guaranteed                     Baa3     BBB-              713
             Notes, Ser. B, 4.00%, due 10/15/07                                                -------------

RETAIL (1.0%)
      1,100  Target Corp., Notes, 3.38%, due 3/1/08                           A1       A+              1,087(OO)
                                                                                               -------------

TELECOMMUNICATIONS (1.6%)
      1,800  Verizon Global Funding Corp., Senior Unsecured                   A3       A               1,789
             Notes, 4.00%, due 1/15/08                                                         -------------
             TOTAL CORPORATE DEBT SECURITIES (COST $26,864)                                           26,765
                                                                                               -------------

ASSET-BACKED SECURITIES (8.7%)
        400  Ace Securities Corp., Ser. 2006-OP1,Class A2C,                   Aaa      AAA               396(u)
             5.47%, due 8/25/07
        400  Bear Stearns Asset-Backed Securities Trust, Ser.                 Aaa      AAA               398(u)
             2006-HE9, Class 1A2, 5.47%, due 8/25/07
      1,250  Carrington Mortgage Loan Trust, Ser. 2006-OPT1,                  Aaa      AAA             1,241(u)
             Class A3, 5.50%, due 8/25/07
        850  Carrington Mortgage Loan Trust, Ser. 2007-FRE1,                  Aaa      AAA               845(u)
             Class A3, 5.58%, due 8/25/07
        778  Chase Funding Mortgage Loan, Ser. 2003-6, Class                  Aaa      AAA               770
             1A3, 3.34%, due 5/25/26
         33  Chase Manhattan Auto Owner Trust, Ser. 2003-C,                   Aaa      AAA                33
             Class A4, 2.94%, due 6/15/10
        800  Countrywide Asset-Backed Certificates, Ser. 2006-3,              Aaa      AAA               798(u)
             Class 2A2, 5.50%, due 8/25/07
        500  Countrywide Asset-Backed Certificates, Ser. 2006-5,              Aaa      AAA               498(u)
             Class 2A2, 5.50%, due 8/25/07
      1,000  Countrywide Asset-Backed Certificates, Ser. 2006-6,              Aaa      AAA               997(u)
             Class 2A2, 5.50%, due 8/25/07
        582  John Deere Owner Trust, Ser. 2005-A, Class A3,                   Aaa      AAA               580
             3.98%, due 6/15/09




See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Fund cont'd
-----------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                                 RATING                     VALUE(+)
($000's omitted)                                                              Moody's  S&P      ($000's omitted)

      1,467  Nomura Asset Acceptance Corp., Ser. 2005-S3,                     Aaa      AAA                92
             Class AIO, 20.00%, Interest Only Security, due
             8/25/35
      3,263  Nomura Asset Acceptance Corp., Ser. 2005-S4,                     Aaa      AAA               280
             Class AIO, 20.00%, Interest Only Security, due
             10/25/35
      4,055  Nomura Asset Acceptance Corp., Ser. 2006-AP1,                    Aaa      AAA                52
             Class AIO, 4.50%, Interest Only Security, due
             1/25/36
      2,760  Nomura Asset Acceptance Corp., Ser. 2006-S2,                     Aaa      AAA               169(n)
             Class AIO, 10.00%, Interest Only Security, due
             4/25/36
        675  Residential Asset Mortgage Products, Inc., Ser.                  Aaa      AAA               673(u)
             2006-RS1, Class AI2, 5.55%, due 8/25/07
      1,724  Soundview Home Equity Loan Trust, Ser. 2005-4,                   Aaa      AAA             1,725(u)
             Class 2A2, 5.52%, due 8/25/07                                                     -------------
             TOTAL ASSET-BACKED SECURITIES (COST $9,583)                                               9,547
                                                                                               -------------

REPURCHASE AGREEMENTS (1.2%)
      1,300  Repurchase Agreement with Fixed Income Clearing
             Corp., 4.90%, due 8/1/07, dated 7/31/07, Maturity
             Value $1,300,175, Collateralized by $1,345,000
             Fannie Mae, 4.07%, due 6/6/08 (Collateral Value
             $1,341,638) (COST $1,300)                                                                 1,300(#)
                                                                                               -------------

             TOTAL INVESTMENTS (100.2%) (COST $110,238)                                              110,031(##)

             Liabilities, less cash, receivables and other assets[(0.2%)]                               (168)(c/c/)
                                                                                               -------------

             TOTAL NET ASSETS (100.0%)                                                              $109,863
                                                                                               -------------


See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Tax-Free Money Fund
-----------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                      SECURITY (@@)                                 RATING(++)                VALUE(tt)
($000's omitted)                                                               Moody's         S&P         ($000's omitted)
MUNICIPAL NOTES (101.1%)
ALABAMA (0.2%)

     1,600  Gulf Shores Med. Clinic Board Rev. (Colonial Pinnacle Mob
            Proj.), Ser. 2007, (LOC: Regions Bank), 3.71%, due 8/2/07           P-1                            1,600(u)(B)
     1,245  Lee Co. Ind. Dev. Au. Rev. (Lifesouth Comm. Blood Ctr.),
            Ser. 2001, (LOC: SunTrust Bank), 3.68%, due 8/1/07                  VMIG1                          1,245(u)(B)
                                                                                                               2,845
ALASKA (0.1%)
     1,250  Alaska Ind. Dev. & Export Au. Rev., Ser. 2004, (FSA
            Insured), 3.67%, due 8/2/07                                         VMIG1                          1,250(u)(l)
ARIZONA (1.1%)
     5,800  ABN Amro Munitops Cert. Trust Rev., Ser. 2005, (MBIA
            Insured), 3.66%, due 8/2/07                                         VMIG1                          5,800(u)(a)
    10,000  Scottsdale Ind. Dev. Au. Hosp. Rev., Ser. 2006, (LOC:
            Citigroup Global Markets), 3.67%, due 8/2/07                        VMIG1                         10,000(u)
                                                                                                              15,800
ARKANSAS (1.3%)
    11,500  ABN Amro Munitops Cert. Trust, Ser. 2006, (FGIC Insured),
            3.67%, due 8/2/07                                                   MIG1                          11,500(n)(u)(a)
     6,330  North Little Rock Residential Hsg. Fac. Board Multi-Family
            Rev., Ser. 2004, (LOC: Government National Mortgage
            Association), 3.68%, due 8/2/07                                     VMIG1                          6,330(u)(x)
                                                                                                              17,830
CALIFORNIA (1.0%)
       440  California St. G.O., Ser. 2001, (XLCA Insured), 3.73%, due
            8/1/07                                                                             A-1+              440(u)(cc)
     2,620  Muni. Sec. Trust Cert. G.O., Ser. 2007 A, (LOC: Bear
            Stearns), 3.67%, due 8/2/07                                         VMIG1                          2,620(n)(u)
     9,240  Northern California Gas Au. Number 1 Gas Proj. Rev.
            (Floaters), Ser. 2007-55, (LOC: Goldman Sachs), 3.67%, due
            8/2/07                                                                                             9,240(u)
     1,280  Roseville Natural Gas Fin. Au. Gas Rev., Ser. 2007, (LOC:
            Goldman Sachs), 3.64%, due 8/2/07                                                                  1,280u
                                                                                                              13,580
COLORADO (4.1%)
     4,300  Adams 12 Five Star Sch. (Putters), Ser. 2007-1728, (MBIA
            Insured), 3.68%, due 8/2/07                                         VMIG1                          4,300(u)(s)
     4,725  Broomfield Cert. Partners, Ser. 2002, (AMBAC Insured),
            3.68%, due 8/2/07                                                                                  4,725(u)(x)
     1,500  Central Platte Valley Metro. Dist., Ser. 2006, (LOC: BNP
            Paribas), 3.70%, due 12/1/07                                                       A-1+            1,500(u)
     3,625  Colorado Ed. & Cultural Fac. Au. Rev. (Emmanuel Sch.
            Religion Proj.), Ser. 2006, (LOC: AmSouth Bank), 3.66%, due
            8/2/07                                                              VMIG1                          3,625(u)(B)
     5,350  Commerce City Northern Infrastructure Gen. Imp. Dist. G.O.,
            Ser. 2006, (LOC: U.S. Bank), 3.66%, due 8/2/07                                     A-1+            5,350(u)
    20,000  Dawson Ridge Metro. Dist. Number 1 (Merlots), Ser. 2007
            D-03, (LOC: Wachovia Bank & Trust Co.), 3.74%, due 8/1/07           VMIG1                         20,000(u)
     5,040  Denver City & Co. Arpt. Rev. (Floaters), Ser. 2006-63 TP,
            (FGIC Insured), 3.67%, due 8/2/07                                                                  5,040(u)(q)

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Tax-Free Money Fund cont'd
------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                      SECURITY (@@)                                 RATING(++)                 VALUE(tt)
($000's omitted)                                                               Moody's         S&P         ($000's omitted)

     7,485  Deutsche Bank Spears/Lifers Trust Var. St., Ser. 2007, (LOC:
            Deutsche Bank), 3.79%, due 8/2/07                                                                  7,485(u)
     5,405  Summit Co. Sch. Dist. G.O., Ser. 2004, (FSA Insured), 3.67%,
            due 8/2/07                                                          VMIG1                          5,405(u)(l)
                                                                                                              57,430
CONNECTICUT (1.1%)
    10,000  Bridgeport TANS, Ser. 2007 A, 4.25%, due 8/17/07                                                  10,001
     5,935  Connecticut Dev. Au. Arpt. Hotel Rev. (Bradley Arpt. Hotel
            Proj.), Ser. 2006, (LOC: TD Banknorth N.A.), 3.64%, due
            8/2/07                                                              VMIG1                          5,935(u)(B)
                                                                                                              15,936
DISTRICT OF COLUMBIA (1.0%)
     2,085  District of Columbia G.O. (Merlots), Ser. 2001 A, (MBIA
            Insured), 3.68%, due 8/1/07                                                        A-1+            2,085(u)(ii)
    10,000  District of Columbia Rev. (Stars), Ser. 2007-027, (AMBAC
            Insured), 3.66%, due 8/2/07                                         VMIG1                         10,000(u)(i)
     1,435  District of Columbia Wtr. & Swr. Au. Pub. Util. Rev., Ser.
            2006, (FSA Insured), 3.67%, due 8/2/07                                                             1,435(u)(p)
                                                                                                              13,520
FLORIDA (3.6%)
     1,760  Eclipse Funding Trust (Solar Eclipse-Palm Bay Sales), Ser.
            2006-0136, (FSA Insured), 3.66%, due 8/2/07                                        A-1+            1,760(u)(hh)
     9,000  Eclipse Funding Trust (Solar Eclipse-Winter Haven Utils.
            Sys.), Ser. 2006-0054, (MBIA Insured), 3.66%, due 8/2/07                           A-1+            9,000(n)(u)(hh)
     2,690  Florida St. Board of Ed., Ser. 2003 SGA, (MBIA Insured),
            3.64%, due 8/1/07                                                                  A-1+            2,690(u)(cc)
     4,725  Highlands Co. Hlth. Fac. Au. Rev., Ser. 2006, (LOC:
            Citibank, N.A.), 3.67%, due 8/2/07                                  VMIG1                          4,725(u)
     1,530  Jacksonville Ed. Fac. Rev. (Edwards Wtr. College Proj.),
            Ser. 2001, (LOC: Wachovia Bank & Trust Co.), 3.70%, due
            10/1/21 Putable 10/1/07                                                                            1,530(B)
     1,000  Miami-Dade Co. Sch. Board Cert. Participation (Putters),
            Ser. 2006-1317, (AMBAC Insured), 3.67%, due 8/2/07                                 A-1+            1,000(u)(s)
     1,000  Miami-Dade Co. Sch. Board Cert. Participation,
            (Partner Eagle), Ser. 2006 A, (AMBAC Insured), 3.68%, due 8/2/07                   A-1+            1,000(u)(k)
     3,750  Muni. Sec. Trust Cert. G.O., Ser. 2006 A, (LOC: Bear
            Stearns), 3.66%, due 8/2/07                                         VMIG1                          3,750(n)(u)
     9,090  Orlando Util. Commission Wtr. & Elec. Rev., Ser. 2006, (LOC:
            Dexia Credit Locale de France), 3.68%, due 8/2/07                                                  9,090(u)
    15,355  Puttable Option Tax Exempt Receipts (South Miami Hlth. Fac.
            Au.), Ser. 2007-1498, (LOC: Merrill Lynch Capital Markets),
            3.71%, due 8/2/07                                                                  A-1+           15,355(u)
                                                                                                              49,900
GEORGIA (3.3%)
     7,555  Athens Area Fac. Corp. Cert. Participation, Ser. 2007, (LOC:
            Citibank, N.A.), 3.67%, due 8/2/07                                  VMIG1                          7,555(u)
     9,955  Atlanta  Dev. Au. Std. Hsg Rev. (Putters), Ser. 2005-1044,
            (XLCA Insured), 3.68%, due 8/2/07                                   VMIG1          A-1+            9,955(u)(s)
     3,135  De Kalb Co. Wtr. & Swr. Rev., Ser. 2006, (LOC: Citibank,
            N.A.), 3.67%, due 8/2/07                                            VMIG1                          3,135(u)
       500  Gwinnett Co. Dev. Au. Rev. (Greater Atlanta Christian), Ser.
            1998, (LOC: SunTrust Bank), 3.63%, due 8/1/07                                                        500(u)(B)
     2,500  Gwinnett Co. Hsg. Au. Multi-Family Hsg. Rev. (Greens Apts.
            Proj.), Ser. 1995, (LOC: Fannie Mae), 3.65%, due 8/1/07                            A-1+            2,500(u)(B)


See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Tax-Free Money Fund cont'd
------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                      SECURITY (@@)                                 RATING(++)                 VALUE(tt)
($000's omitted)                                                               Moody's         S&P         ($000's omitted)

     2,870  Main Street Natural Gas, Inc. Gas Proj. Ref. Rev. (Merlots),
            Ser. 2007 C11, (LOC: Bank of New York), 3.69%, due 8/1/07                          A-1+            2,870(u)
     9,740  Main Street Natural Gas, Inc. Gas Proj. Rev. (Merlots), Ser.
            2007 C06, (LOC: Bank of New York), 3.69%, due 8/1/07                VMIG1                          9,740(u)
     2,500  Marietta Hsg. Au. Multi-Family Rev. (Franklin Walk Apts.
            Proj.), Ser. 1990, (LOC: Freddie Mac), 3.64%, due 8/2/07            VMIG1                          2,500(u)(B)
     3,625  Muni. Sec. Trust Cert. Rev., Ser. 2007 A, (LOC: Branch
            Banking & Trust Co.), 3.66%, due 8/2/07                             VMIG1                          3,625(n)(u)
     3,995  Puttable Option Tax Exempt Receipts, Ser. 2007-4174, (AMBAC
            Insured), 3.68%, due 8/2/07                                                                        3,995(p)(u)
                                                                                                              46,375
HAWAII (0.6%)
     8,740  Hawaii St. G.O., Ser. 2005, (AMBAC Insured), 3.68%, due
            7/1/23                                                                                             8,740(u)(x)
ILLINOIS (4.9%)
     5,080  Chicago O'Hare Int'l Arpt. Rev. (Floaters), Ser. 2007-1933,
            (FGIC Insured), 3.66%, due 8/2/07                               VMIG1                              5,080(u)(y)
     7,145  Chicago O'Hare Int'l. Arpt. Rev., Ser. 2005, (FGIC Insured),
            3.67%, due 8/2/07                                                                                  7,145(u)(o)
     3,845  De Witt Ford Co. Comm. College Dist. Number 540 (Merlots),
            Ser. 2007 D13, (FSA Insured), 3.68%, due 8/1/07                 VMIG1                              3,845(u)(ii)
     8,000  Illinois Fin. Au. Rev. (Clare Oaks), Ser. 2006 D, (LOC:
            Sovereign Bank), 3.65%, due 8/2/07                                                                 8,000u(u)(B)(b)
     2,000  Illinois Fin. Au. Rev. (IIT Research Institute), Ser. 2004,
            (LOC: Fifth Third Bank), 3.68%, due 8/2/07                      VMIG1                              2,000u(u)(B)
     1,850  Illinois Fin. Au. Rev. (Lawrence Hall Youth Svcs.), Ser.
            2006, (LOC: Fifth Third Bank), 3.65%, due 8/3/07                VMIG1                              1,850u(u)(B)
     3,100  Illinois Hlth. Fac. Au. Rev. (Servantcor Falcon II), Ser.
            1996 A, (LOC: JP Morgan Chase), 3.68%, due 8/1/07                                  A-1+            3,100u(u)(B)
     5,000  Lake Co. Sch. Dist. Number 109 Deerfield Rev., Ser. 2006,
            (LOC: JP Morgan Chase), 3.65%, due 8/1/07                       VMIG1                              5,000(u)
     4,000  Metro. Pier & Exposition Au. Hospitality Fac. Rev., Ser.
            2006, (LOC: Dexia Credit Locale de France), 3.67%, due
            8/2/07                                                                                             4,000(u)
     8,280  Muni. Sec. Trust Cert., Ser. 2007 A, (FSA Insured), 3.66%,
            due 8/2/07                                                      VMIG1                              8,280(n)(u)(h)
     3,760  Muni. Sec. Trust Cert., Ser. 2007 A, (FSA Insured), 3.67%,
            due 8/2/07                                                      VMIG1              A-1             3,760(n)(u)(h)
     2,780  Quad Cities Reg. Econ. Dev. Au. Rev. (Two Rivers YMCA
            Proj.), Ser. 2002, (LOC: U.S. Bank), 3.75%, due 8/1/07                             A-1+            2,780(u)(B)
     5,905  Reg. Trans. Au., Ser. 2006, (MBIA Insured), 3.68%, due
            8/2/07                                                                                             5,905u(u)(p)
     7,445  Reg. Trans. Au. G.O. (Merlots), Ser. 2002 A24, (MBIA
            Insured), 3.68%, due 8/1/07                                     VMIG1                              7,445(u)(d)
                                                                                                              68,190
INDIANA (8.9%)
    13,795  ABN Amro Munitops Cert. Trust Rev., Ser. 2003, (FGIC
            Insured), 3.66%, due 8/2/07                                     VMIG1                             13,795(u)(a)
     8,055  ABN Amro Munitops Cert. Trust Rev., Ser. 2006, (AMBAC
            Insured), 3.67%, due 8/2/07                                                                        8,055(n)(u)(a)
     7,490  Bartholomew Cons. Sch. Corp. Ind. Tax Anticipation Warrants,
            Ser. 2007, 4.00%, due 12/31/07                                                                     7,500


See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Tax-Free Money Fund cont'd
------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                      SECURITY (@@)                                 RATING(++)                 VALUE(tt)
($000's omitted)                                                               Moody's         S&P         ($000's omitted)

     9,000  Carmel  Waterworks Rev. BANS, Ser. 2006 A, 4.50%, due
            9/21/07                                                                                            9,010
     5,085  Carmel Clay Parks Bldg. Corp. (Putters), Ser. 2004, (MBIA
            Insured), 3.68%, due 8/2/07                                                        A-1+            5,085(u)(s)
     6,000  Carmel Clay Sch. Tax Anticipation Warrants, Ser. 2007,
            3.90%, due 12/28/07                                                                                6,003
    13,885  Carmel Redev. Au. Lease Rental Rev. (Floaters), Ser.
            2006-1275, (LOC: Morgan Stanley), 3.66%, due 8/2/07                                A-1+           13,885(u)
     2,065  Carmel Redev. Au. Lease Rental Rev. (Putters), Ser.
            2006-1503, (LOC: JP Morgan Chase), 3.68%, due 8/2/07                               A-1+            2,065(u)
     6,860  Columbus Renovation Sch. Bldg. Corp., Ser. 2005, (MBIA
            Insured), 3.69%, due 8/2/07                                                        A-1+            6,860(u)(x)
     6,835  Deutsche Bank Spears/Lifers Trust Var. St., Ser. 2007, (LOC:
            Deutsche Bank), 3.89%, due 8/2/07                                                                  6,835
     7,000  Eclipse Funding Trust (Solar Eclipse-IPS Multi-Sch. Bldg.
            Corp. Ltd.), Ser. 2007-0026, (MBIA Insured), 3.66%,due 8/2/07                      A-1+            7,000(u)(hh)
     3,990  Eclipse Funding Trust (Solar Eclipse-Wayne Township Marion),
            Ser. 2006-0015, (FGIC Insured), 3.66%, due 8/2/07                                  A-1+            3,990(n)(u)(hh)
     3,300  Hamilton Southeastern Sch. Warrants, Ser. 2007, 3.80%, due
            12/31/07                                                                                           3,301
     2,500  Indiana Bond Bank Rev. (Adv. Fdg. Prog. Notes), Ser. 2007 A,
            (LOC: Bank of New York), 4.25%, due 1/31/08                                        SP-1+           2,507
     4,600  Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Rev. (Floyd Mem.
            Hosp. & Hlth. Proj.), Ser. 2006, (LOC: National City Bank),
            3.75%, due 8/1/07                                                                  A-1             4,600(u)(B)
     2,935  Indiana Trans. Fin. Au. Hwy. Rev., Ser. 2003, (FSA Insured),
            3.67%, due 8/2/07                                                                  A-1+            2,935(u)(l)
     1,100  Indiana Trans. Fin. Au. Hwy. Rev. (Muni. Sec. Trust
            Receipts), Ser. 2000, (LOC: Societe Generale), 3.73%, due
            8/1/07                                                                             A-1+            1,100(u)
     4,420  Lafayette Sewage Works Rev. (Merlots), Ser. 2006 D08, (FGIC
            Insured), 3.68%, due 8/1/07                                                        A-1+            4,420u(u)(ii)
     2,000  Logansport Comm. Sch. Corp. TANS, Ser. 2007, 4.00%, due
            12/31/07                                                                                           2,003
     5,735  Univ. Southern Indiana Rev., Ser. 2004, (AMBAC Insured),
            3.67%, due 8/2/07                                                   VMIG1                          5,735(u)(l)
     4,745  Wayne Township Marion Co. Sch. Bldg. Corp. (Merlots), Ser.
            2006 D02, (FGIC Insured), 3.68%, due 8/1/07                                        A-1+            4,745(u)(ii)
     3,200  Westfield Washington Ind. Sch. Tax Anticipation Warrants,
            Ser. 2007, 4.00%, due 8/31/07                                                                      3,201
                                                                                                             124,630
IOWA (2.1%)
     6,840  Ankeny G.O. BANS, Ser. 2006 A, 4.10%, due 6/1/08                    MIG1                           6,842
     2,300  Iowa Fin. Au. Private College Rev. (Morningside College
            Proj.), Ser. 2007, (LOC: U.S. Bank), 3.75%, due 8/1/07                             A-1+            2,300(u)
     3,500  Iowa Fin. Au. Private College Rev. (Morningside College
            Proj.), Ser. 2006, (LOC: U.S. Bank), 3.75%, due 8/1/07                             A-1+            3,500(u)(B)
       430  Iowa Fin. Au. Private Sch. Fac. Rev. (Kuemper Proj.), Ser.
            1998, (LOC: Allied Irish Bank), 3.75%, due 8/1/07                                                    430(u)(B)
     1,860  Iowa Higher Ed. Loan Au. RANS, Ser. 2007 B, 4.91%, due
            5/20/08                                                                            SP-1            1,876(B)
     3,535  Iowa Higher Ed. Loan Au. RANS (Univ. of Dubuque), Ser. 2007
            C, 4.50%, due 5/20/08                                                              SP-1            3,555(B)


See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Tax-Free Money Fund cont'd
------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                      SECURITY (@@)                                 RATING(++)                 VALUE(tt)
($000's omitted)                                                               Moody's         S&P         ($000's omitted)

       190  Iowa Higher Ed. Loan Au. Rev. (Private College Des Moines),
            Ser. 2003, (LOC: Allied Irish Bank), 3.75%, due 8/1/07              VMIG1                            190(u)(B)
     1,390  Iowa Higher Ed. Loan Au. Rev. (Private College Des Moines),
            Ser. 2004, (LOC: Allied Irish Bank), 3.75%, due 8/1/07              VMIG1          A-1+            1,390(u)(B)
     5,595  Iowa Higher Ed. Loan Au. Rev. (Private College Wartburg
            Proj.), Ser. 2000, (LOC: American Trust & Savings), 3.75%,
            due 8/1/07                                                          VMIG1                          5,595(u)(B)
     4,125  Mason City IDR (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC:
            Wachovia Bank & Trust Co.), 3.75%, due 8/1/07                                                      4,125(u)(B)
                                                                                                              29,803
KANSAS (0.7%)
    10,000  Mission Multi-Family Hsg. Ref. Rev. (Silverwood Apt. Proj.),
            Ser. 1996, (LOC: Fannie Mae), 3.64%, due 8/2/07                                    A-1+           10,000(u)
KENTUCKY (0.4%)
     1,500  Kentucky Rural Wtr. Fin. Corp. Pub. Proj. Rev.
            (Construction Notes), Ser. 2007 A-1, 3.70%, due 4/1/09
            Putable 10/1/07                                                     MIG1                           1,500(u)
     3,530  Simpson Co. Hosp. Rev. (Franklin Med. Ctr., Inc.), Ser.
            2006, (LOC: Branch Banking & Trust Co.), 3.65%, due 8/2/07                                         3,530(u)(B)
                                                                                                               5,030
LOUISIANA (0.4%)
     5,365  Jefferson Sales Tax Dist. Spec. Sales Tax Rev., Ser. 2005,
            (AMBAC Insured), 3.67%, due 8/2/07                                                                 5,365(u)(o)
MARYLAND (2.1%)
    23,015  JP Morgan Chase & Co. (Putters), Ser. 2007-1941P, (LOC: JP
            Morgan Chase), 3.76%, due 8/2/07                                                                  23,015(u)
     7,000  Maryland St. Comm. Dev. Admin. Dept. Hsg. & Comm. Dev. Rev.
            (Residential), Ser. 2006 Q, 3.59%, due 12/14/07                     MIG1                           7,000
                                                                                                              30,015
MASSACHUSETTS (5.2%)
    11,550  Deutsche Bank Spears/Lifers Trust Var. St., Ser. 2007-129,
            (LOC: Deutsche Bank), 3.89%, due 8/2/07                                                           11,550(u)
     2,750  Greater Attleboro Taunton Reg. Transit Au. RANS, Ser. 2006,
            3.95%, due 8/23/07                                                                                 2,750
     6,125  Massachusetts St. Dev. Fin. Agcy. Rev. (Boston College High
            Sch.), Ser. 2006, (LOC: Citizens Bank), 3.65%, due 8/1/07           VMIG1                          6,125u(u)(B)
     6,400  Massachusetts St. Dev. Fin. Agcy. Rev. (Suffolk Univ.), Ser.
            2005 A, (LOC: Citizens Bank), 3.67%, due 8/1/07                     VMIG1                          6,400(u)(B)
    11,640  Muni. Sec. Trust Cert. (Massachusettes Bay Trans. Au.), Ser.
            2007 A, (LOC: Bear Stearns), 3.67%, due 8/2/07                      VMIG1                         11,640(n)(u)
    11,955  Muni. Sec. Trust Cert. (Massachusettes Bay Trans. Au.), Ser.
            2007 A, (LOC: Bear Stearns), 3.67%, due 8/2/07                      VMIG1                         11,955(n)(u)
     5,000  Muni. Sec. Trust Cert. (Massachusetts St. Dev. Fin.), Ser.
            2007 A, (XLCA Insured), 3.66%, due 8/2/07                           VMIG1                          5,000(n)(u)(h)
     1,500  Southeastern Reg. Trans. Au. RANS, Ser. 2006, 3.85%, due
            9/7/07                                                                                             1,500
     9,470  Worcester G.O. BANS, Ser. 2006 A, 4.00%, due 11/8/07                MIG1                           9,475

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Tax-Free Money Fund cont'd
------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                      SECURITY (@@)                                 RATING(++)                 VALUE(tt)
($000's omitted)                                                               Moody's         S&P         ($000's omitted)

     6,300  Worcester Reg. Trans. Au. RANS, Ser. 2007, 4.00%, due
            6/27/08                                                                                            6,303
                                                                                                              72,698
MICHIGAN (1.7%)
    11,695  Detroit City Sch. Dist. G.O., Ser. 2006, (FSA Insured),
            3.67%, due 8/2/07                                                                                 11,695(u)
     3,955  Detroit Sewage Disp. Rev. (Putters), Ser. 2006-1453, (FGIC
            Insured), 3.68%, due 8/2/07                                                        A-1+            3,955(u)
     3,775  Grand Rapids Hsg. Corp. Rev., Ser. 2005, (FHA Insured),
            3.68%, due 8/2/07                                                                  A-1+            3,775(u)
     1,840  Hartland Cons. Sch. Dist. G.O. (Floaters), Ser. 2005, (LOC:
            Morgan Stanley), 3.66%, due 8/2/07                                  VMIG1                          1,840(u)
     3,000  Waterford Sch. Dist. G.O. Std. Aid Anticipation Notes, Ser.
            2006, 3.85%, due 11/30/07                                                                          3,002
                                                                                                              24,267
MINNESOTA (2.0%)
     7,021  Arden Hills Hsg. & Hlth. Care Fac. Rev. (Presbyterian
            Homes), Ser. 1999 A, (LOC: U.S. Bank), 3.75%, due 8/1/07                           A-1+            7,021(u)
    11,905  Deutsche Bank Spears/Lifers Trust Var. St., Ser. 2007-134,
            (LOC: Deutsche Bank), 3.79%, due 8/2/07                                                           11,905(u)
     1,000  Mankato Multi-Family Rev. Hsg. (Highland), Ser. 1997, (LOC:
            LaSalle National Bank), 3.75%, due 8/1/07                                          A-1+            1,000(u)
     7,485  Minneapolis & St. Paul Metro. Apts. Commission Arpt. Rev.
            (Merlots), Ser. 2000 ZZ, (FGIC Insured), 3.68%, due 8/1/07          VMIG1                          7,485(u)
       935  Roseville Private Sch. Fac. Rev. (Northwestern College
            Proj.), Ser. 2002, (LOC: Marshall & Ilsley), 3.75%, due
            8/1/07                                                              VMIG1                            935(u)
                                                                                                              28,346
MISSOURI (2.9%)
     4,440  Deutsche Bank Spears/Lifers Trust Var. St., Ser. 2007-124,
            (LOC: Deutsche Bank), 3.87%, due 8/2/07                                            A-1+            4,440(u)
     9,950  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Christian
            Brothers), Ser. 2002 A, (LOC: Commerce Bank N.A.), 3.75%,
            due 8/1/07                                                                         A-1             9,950(u)
     5,205  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Drury
            College), Ser. 1999, (LOC: Bank of America), 3.75%, due
            8/1/07                                                              VMIG1                          5,205(u)
       200  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Drury
            Univ.), Ser. 2003, (LOC: Bank of America), 3.75%, due 8/1/07        VMIG1                            200(u)
     5,500  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Kansas City
            Art Institute), Ser. 2005, (LOC: Commerce Bank N.A.), 3.75%,
            due 8/1/07                                                                         A-1             5,500(u)
     1,530  Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev. (St.
            Francis Med. Ctr.), Ser. 1996 A, (LOC: Bank of America),
            3.70%, due 8/1/07                                                                  A-1+            1,530(u)
     1,200  Missouri St. Pub. Utils. Commission Rev. (Interim
            Construction Notes), Ser. 2006, 4.50%, due 9/15/07                  MIG1                           1,201
     3,950  St. Louis Ind. Dev. Au. Ind. Rev. (Schnuck Markets, Inc.),
            Ser. 1985, (LOC: U.S. Bank), 3.72%, due 8/3/07                      P-1                            3,950(u)
     9,435  Wentzville Sch. Dist. Number R 04 G.O. (ABN Amro Munitops
            Cert. Trust), Ser. 2004, (FGIC Insured), 3.66%, due 8/2/07          VMIG1                          9,435(u)
                                                                                                              41,411

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Tax-Free Money Fund cont'd
------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                      SECURITY (@@)                                 RATING(++)                 VALUE(tt)
($000's omitted)                                                               Moody's         S&P         ($000's omitted)

MONTANA (0.3%)
     2,745  Montana St. Board of Investments Rev. (Muni. Fin. Cons.
            Act-Intercap), Ser. 1994, 3.85%, due 3/1/09 Putable 3/1/08          VMIG1                          2,745(u)
     2,000  Montana St. Board of Investments Rev. (Muni. Fin. Cons.
            Act-Intercap), Ser. 2000, 3.85%, due 3/1/25 Putable 3/1/08          VMIG1                          2,000
                                                                                                               4,745
NEVADA (2.0%)
     4,990  Clark Co. G.O. (Merlots), Ser. 2006 C06, (AMBAC Insured),
            3.68%, due 8/1/07                                                                  A-1+            4,990(u)(d)
     2,000  Clark Co. Sch. Dist. (Merlots), Ser. 2006 C09, (AMBAC
            Insured), 3.68%, due 8/1/07                                                        A-1+            2,000(u)(ii)
     1,065  Clark Co. Sch. Dist. (Merlots), Ser. 2006 D12, (AMBAC
            Insured), 3.68%, due 8/1/07                                                        A-1+            1,065(u)(ii)
    10,000  Henderson Hlth. Care Fac. Rev., Ser. 2007, (LOC: Citibank,
            N.A.), 3.67%, due 8/2/07                                            VMIG1                         10,000(u)
     3,300  Nevada St. G.O. (Floaters), Ser. 2000, (FGIC Insured),
            3.66%, due 8/2/07                                                   VMIG1                          3,300(u)(y)
     4,265  Nevada Sys. Higher Ed. Univ. Rev. (Floaters), Ser.
            2005-1240, (AMBAC Insured), 3.66%, due 8/2/07                                      A-1+            4,265(u)(y)
     1,900  North Las Vegas G.O. (ABN Amro Munitops Cert. Trust), Ser.
            2006, (MBIA Insured), 3.67%, due 8/2/07                             VMIG1                          1,900(n)(u)(a)
                                                                                                              27,520
NEW HAMPSHIRE (0.9%)
     3,200  Cheshire Co. G.O. TANS, Ser. 2007, 3.75%, due 12/27/07                                             3,200
     4,000  Merrimack Co. G.O. TANS, Ser. 2007, 4.25%, due 12/28/07                                            4,007
       800  New Hampshire Hlth. & Ed. Fac. Au. Rev. (Seacoast Hospice),
            Ser. 2006, (LOC: Citizens Bank), 3.70%, due 8/2/07                                                   800(u)
     5,400  Strafford Co. G.O. TANS, Ser. 2007, 3.75%, due 12/31/07                                            5,401
                                                                                                              13,408
NEW JERSEY (1.9%)
     4,900  Allamuchy Township Board Ed. G.O., Ser. 2007, 4.00%, due
            3/14/08                                                                                            4,909
     2,000  Deutsche Bank Spears/Lifers Trust Var. St., Ser. 2007-130,
            (LOC: Deutsche Bank), 3.79%, due 8/2/07                                                            2,000(u)
     3,000  Dumont Sch. Dist. Promissory Notes, Ser. 2007, 4.50%, due
            9/25/07                                                                                            3,003
     3,289  Highlands G.O. BANS, Ser. 2007, 4.00%, due 1/30/08                                                 3,293
     7,265  Muni. Sec. Trust Cert., Ser. 2006 A, (FSA Insured), 3.67%,
            due 8/2/07                                                          VMIG1                          7,265(n)(u)(h)
     6,800  Perth Amboy G.O. BANS, Ser. 2006, 4.35%, due 10/19/07               MIG1                           6,809
                                                                                                              27,279
NEW YORK (4.2%)
     5,000  Gloversville City Sch. Dist. G.O. BANS, Ser. 2006, 3.74%,
            due 9/27/07                                                                                        5,000
     1,000  Long Island Pwr. Au. Elec Sys. Rev., Ser. 1998 1B, (LOC:
            State Street Bank & Trust Co.), 3.66%, due 8/1/07                   VMIG1          A-1+            1,000(u)
    16,695  Muni. Sec. Trust Cert., Ser. 2006, (LOC: Branch Banking &
            Trust Co.), 3.68%, due 8/2/07                                       VMIG1                         16,695(n)(u)

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Tax-Free Money Fund cont'd
------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                      SECURITY (@@)                                 RATING(++)                 VALUE(tt)
($000's omitted)                                                               Moody's         S&P         ($000's omitted)

     3,065  New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev.,
            Ser. 1995 A, (FGIC Insured), 3.65%, due 8/1/07                      VMIG1          A-1             3,065(u)(nn)
       900  New York City Transitional Fin. Au. Rev., Sub. Ser. 2002 3F,
            (LOC: Royal Bank of Canada), 3.66%, due 8/1/07                      VMIG1          A-1+              900(u)
     1,750  New York City Trust for Cultural Res. Rev., Ser. 2000,
            (AMBAC Insured), 3.73%, due 8/1/07                                                 A-1+            1,750(u)(cc)
     1,000  New York St. Dorm. Au. Rev., Ser. 2005, (AMBAC Insured),
            3.66%, due 8/2/07                                                   VMIG1                          1,000(u)(k)
    11,500  New York St. Dorm. Au. Rev., Ser. 2006-1370, (FHA Insured),
            3.65%, due 8/2/07                                                                  A-1+           11,500u(u)(x)
     5,925  New York St. Dorm. Au. Rev., Ser. 2006-3638, (AMBAC
            Insured), 3.64%, due 8/2/07                                                                        5,925(u)(p)
    11,000  New York St. Dorm. Au. Rev. (Floaters), Ser. 2007-1959,
            (AMBAC Insured), 3.65%, due 8/2/07                                                 A-1+           11,000(u)(y)
       495  Sales Tax Asset Receivable Corp., Ser. 2006, (AMBAC
            Insured), 3.66%, due 8/2/07                                         VMIG1                            495(u)(k)
                                                                                                              58,330
NORTH CAROLINA (1.0%)
     9,030  BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-1002, (LOC:
            Branch Banking & Trust), 3.79%, due 8/2/07                          VMIG1                          9,030(u)
     1,995  Cabarrus Co. Cert. Participation, Ser. 2003, (AMBAC
            Insured), 3.67%, due 8/2/07                                                        A-1+            1,995(u)(l)
     2,485  Eclipse Funding Trust (Solar Eclipse-Union Co.), Ser.
            2006-0155, (AMBAC Insured), 3.66%, due 8/2/07                                      A-1+            2,485(u)(hh)
                                                                                                              13,510
NORTH DAKOTA -(--%)
       500  North Dakota Rural Wtr. Fin. Corp. Rev. (Pub. Proj.
            Construction Notes), Ser. 2004 A-1, 3.70%, due 10/1/07              MIG1                             500(u)
OHIO (4.1%)
    15,750  BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-1004, (LOC:
            Branch Banking & Trust), 3.79%, due 8/2/07                          VMIG1                         15,750(u)
     3,520  Cleveland-Cuyahoga Co. Port Au. Ed. Fac. Rev. (Laurel Sch.
            Proj.), Ser. 2004, (LOC: Key Bank), 3.69%, due 8/2/07                                              3,520(u)(B)
     3,850  Deerfield Township G.O. BANS, Ser. 2006, 3.61%, due 11/29/07        MIG1                           3,850
     4,660  Marysville BANS, Ser. 2007, 4.13%, due 6/5/08                       MIG1                           4,677
     2,835  Ohio St. G.O., Ser. 2005, (LOC: Citibank, N.A.), 3.67%, due
            8/2/07                                                              VMIG1                          2,835(u)
     6,500  Ohio St. Higher Ed. Fac. Comm. Rev. (Kenyon College), Ser.
            1998, (LOC: Bank One Illinois N.A.), 3.65%, due 8/1/07              VMIG1          A-1             6,500(u)(B)
     3,200  Ohio Univ. Gen. Receipts Athens BANS, Ser. 2007, 4.25%, due
            1/16/08                                                             MIG1                           3,209
     1,220  Olmsted Falls BANS, Ser. 2006, 3.90%, due 10/18/07                                                 1,221
     3,000  Richland Co. G.O. BANS (Correctional Fac.), Ser. 2007,
            4.50%, due 2/21/08                                                                                 3,012
     1,200  Sidney City Sch. Dist. G.O. BANS, Ser. 2006, 4.07%, due
            11/29/07                                                                                           1,202
       660  Sidney City Sch. Dist. G.O. BANS, Ser. 2006, 4.28%, due
            11/29/07                                                                                             661
     6,000  Toledo G.O. BANS, Ser. 2007-1, 3.85%, due 10/25/07                                                 6,001
     3,000  Univ. of Cincinnati BANS, Ser. 2007 C, 4.50%, due 1/24/08           MIG1           SP-1+           3,012


See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Tax-Free Money Fund cont'd
------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                      SECURITY (@@)                                 RATING(++)                 VALUE(tt)
($000's omitted)                                                               Moody's         S&P         ($000's omitted)

     2,330  Wickliffe BANS, Ser. 2007, 4.25%, due 12/6/07                                                      2,334
                                                                                                               57,784
OKLAHOMA (2.1%)
     6,995  Hulbert Econ. Dev. Au. Econ. Dev. Rev., Ser. 2007, (LOC:
            Bank of America), 3.68%, due 8/2/07                                 VMIG1                          6,995(u)
    22,000  Tulsa Co. Ind. Au. Cap. Imp. Rev., Ser. 2003 A, (LOC: Bank
            of America), 3.70%, due 5/15/17 Putable 11/15/07                                   A-1+           22,000(u)
                                                                                                              28,995
OREGON (1.1%)
     1,300  Multnomah Co. Higher Ed. Rev. (Concordia Univ. Portland
            Proj.), Ser. 1999, (LOC: Key Bank), 3.75%, due 8/1/07               VMIG1                          1,300(u)(B)
     6,315  Oregon Sch. Boards Assoc. Short-Term. Borrowing Prog. Cert.
            Participation, Ser. 2007 A, 3.80%, due 5/30/08                                                     6,315
     7,625  Oregon St. Homeowner Rev., Ser. 2006, (LOC: Lloyd's Bank),
            3.69%, due 8/2/07                                                   VMIG1                          7,625(u)(gg)
                                                                                                              15,240
PENNSYLVANIA (2.7%)
    22,545  JP Morgan Chase & Co. (Putters), Ser. 2007-1684P, (LOC: JP
            Morgan Chase), 3.83%, due 8/2/07                                                                  22,545(u)
     2,115  Lawrence Co. Ind. Dev. Au. Rev. (Villa Maria Proj.), Ser.
            2003, (LOC: Allied Irish Bank PLC), 3.65%, due 8/2/07               VMIG1                          2,115(u)(B)
     7,700  Muni. Sec. Trust Cert., Ser. 2007-7065, (AMBAC Insured),
            3.66%, due 8/2/07                                                   VMIG1                          7,700(u)(h)
     5,000  St. Pub. Sch. Bldg. Au. Sch. Rev., Ser. 2006, (FSA Insured),
            3.67%, due 8/2/07                                                   VMIG1                          5,000(u)(k)
                                                                                                              37,360
PUERTO RICO (0.4%)
     5,000  Austin Trust Var. St., Ser. 2007-156, (MBIA Insured), 3.62%,
            due 8/2/07                                                                         A-1+            5,000(u)(c)
SOUTH CAROLINA (3.9%)
     3,700  Charleston Ed. Excellence Fin. Corp. Rev., Ser. 2006, (LOC:
            Citibank, N.A.), 3.67%, due 8/2/07                                                                 3,700(u)
     4,500  Columbia Parking Fac. Rev. (Floaters), Ser. 2006-1299, (CIFG
            Insured), 3.66%, due 8/2/07                                         VMIG1                          4,500(u)(y)
     7,620  Greenville Co. Sch. Dist. Installment Purchase Ref. Rev.,
            Ser. 2006-169, (LOC: BNP Paribas), 3.66%, due 8/2/07                VMIG1                          7,620(u)
     6,080  Greenville Co. Sch. Dist. Installment Purchase Ref. Rev.,
            Ser. 2006-2, (LOC: Landesbank Hessen-Thueringen
            Girozentrale), 3.65%, due 8/2/07                                                   A-1             6,080(u)
    22,985  Greenville Co. Sch. Dist. Installment Purchase Ref. Rev.
            (Floaters), Ser. 2004-982, (LOC: Morgan Stanley), 3.66%, due
            8/2/07                                                                             A-1+           22,985(u)
     4,505  Jasper Co. Rev. BANS, Ser. 2007, 3.85%, due 7/1/08                                                 4,505
     1,300  Macon Trust Var. St., Ser. 2007-303, (LOC: Bank of America),
            3.68%, due 8/2/07                                                   VMIG1                          1,300(u)
         5  Muni. Sec. Trust Cert., Ser. 2007, (FSA Insured), 3.66%, due
            8/2/07                                                              VMIG1                              5(n)(u)(h)
     4,685  Three Rivers Solid Waste Au. Solid Waste Disp. Fac. Rev.
            BANS, Ser. 2007, 3.75%, due 6/1/08                                                 SP-1+           4,685
                                                                                                              55,380


See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Tax-Free Money Fund cont'd
------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                      SECURITY (@@)                                 RATING(++)                 VALUE(tt)
($000's omitted)                                                               Moody's         S&P         ($000's omitted)

SOUTH DAKOTA (0.3%)
     3,600  Watertown IDR Ref. (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC:
            Wachovia Bank & Trust Co.), 3.75%, due 8/1/07                                                      3,600(u)(B)
TENNESSEE (3.3%)
     7,450  Metro. Gov't. Nashville & Davidson Co. IDB Multi-Family Hsg.
            Rev. (Spinnaker), Ser. 2002, (LOC: Fannie Mae), 3.65%, due
            8/1/07                                                                             A-1+            7,450(u)(B)
     2,700  Sevier Co. Pub. Bldg. Au. Rev. (Pub. Construction Notes
            Proj.), Ser. 2006 A, 3.70%, due 10/1/08 Putable 10/1/07             MIG1                           2,700
     2,000  Sevier Co. Pub. Bldg. Au. Rev. (Pub. Construction Notes
            Proj.), Ser. 2007 A, 3.75%, due 4/1/10 Putable 10/1/07              MIG1                           2,000
     1,150  Shelby Co. G.O., Ser. 1999 A, (LOC: Morgan Stanley), 3.65%,
            due 8/1/07                                                          VMIG1          A-1+            1,150(u)
    15,075  Tennessee Energy Acquisition Corp. Gas Rev., Ser. 2006,
            (LOC: Merrill Lynch Capital Markets), 3.69%, due 8/2/07                                           15,075(u)
    18,485  Tennessee Energy Acquisition Corp. Gas Rev. (Merlots), Ser.
            2006 C05, (LOC: Bank of New York), 3.69%, due 8/1/07                VMIG1                         18,485(u)
                                                                                                              46,860
TEXAS (12.1%)
    11,675  ABN Amro Munitops Cert. Trust (Texas Non-AMT Trust Cert.),
            Ser. 2005-21, (PSF Insured), 3.67%, due 8/2/07                      VMIG1                         11,675(u)
     6,125  Aledo Texas Independent Sch. Dist., Ser. 2005, (PSF
            Insured), 3.68%, due 8/2/07                                                                        6,125(u)(x)
     6,345  Austin Convention Enterprises, Inc. Convention Ctr.
            (Putters), Ser. 2006-1614, (XLCA Insured), 3.68%, due 8/2/07                       A-1+            6,345(u)(s)
     7,945  Austin Hsg. Fin. Corp. Multi-Family Hsg. Rev. (Merlots),
            Ser. 2007 G02, (LOC: Bank of New York), 3.68%, due 8/1/07                          A-1+            7,945(u)
     4,600  Austin Wtr. & Wastewater Sys. Rev. (Merlots), Ser. 2006 D,
            (FSA Insured), 3.68%, due 8/1/07                                                   A-1+            4,600(u)(ii)
    10,570  BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-2010, (LOC:
            Branch Banking & Trust Co.), 3.67%, due 8/2/07                      VMIG1                         10,570(u)
     3,025  Deutsche Bank Spears/Lifers Trust Var. St., Ser. 2007-122,
            (LOC: Deutsche Bank), 3.89%, due 8/2/07                                                            3,025(u)
     2,970  Dickinson Independent Sch. Dist. (Putters), Ser. 2007-1517B,
            (PSF Insured), 3.68%, due 8/2/07                                    VMIG1                          2,970(u)(s)
     6,795  Dickinson Independent Sch. Dist. (Putters), Ser. 2007-1518B,
            (PSF Insured), 3.68%, due 8/2/07                                    VMIG1                          6,795(u)(s)
     4,360  Frenship Independent Sch. Dist., Ser. 2005, (PSF Insured),
            3.69%, due 8/2/07                                                                                  4,360(u)(o)
     6,480  Harris Co. Hlth. Fac. Dev. Corp. Rev. (Putters), Ser. 2005,
            (LOC: JP Morgan Chase), 3.67%, due 8/2/07                           VMIG1          A-1+            6,480(u)
     6,930  Hidalgo Co. G.O. (Merlots), Ser. 2007, (FSA Insured), 3.68%,
            due 8/1/07                                                                         A-1+            6,930(u)(d)
     7,780  Keller Ind. Sch. Dist. G.O. (ABN Amro Munitops Cert. Trust),
            Ser. 2006-30, (PSF Insured), 3.67%, due 8/2/07                      VMIG1                          7,780(n)(u)(a)
     5,270  Lufkin Hlth. Fac. Dev. Corp. Hlth. Sys. Ref. Rev. (Memorial
            Hlth. Sys. of East Texas), Ser. 1998, 5.70%, due 2/15/28                                           5,452(B)
     8,000  Muni. Gas Acquisition & Supply Corp. I Gas Supply Rev., Ser.
            2006, (LOC: Merrill Lynch Capital Markets), 3.68%, due 8/2/07                      A-1+            8,000(u)


See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Tax-Free Money Fund cont'd
------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                      SECURITY (@@)                                 RATING(++)                 VALUE(tt)
($000's omitted)                                                               Moody's         S&P         ($000's omitted)

     3,775  Muni. Sec. Trust Cert., Ser. 2006 A, (PSF Insured), 3.67%,
            due 8/2/07                                                          VMIG1                          3,775(n)(u)(h)
     2,875  Muni. Sec. Trust Cert., Ser. 2007 A, (MBIA Insured), 3.73%,
            due 8/1/07                                                          VMIG1                          2,875(n)(u)(h)
    14,770  Muni. Sec. Trust Cert., Ser. 2007 A, (PSF Insured), 3.67%,
            due 8/2/07                                                          VMIG1                         14,770(n)(u)(h)
     9,530  Muni. Sec. Trust Cert. (McLennan Co. Junior College), Ser.
            2007 A, (FSA Insured), 3.66%, due 8/2/07                            VMIG1                          9,530(n)(u)(h)
     2,300  Muni. Sec. Trust Cert. (Univ. Texas Perm. Univ.), Ser. 2007
            A, (LOC: Branch Banking & Trust Co.), 3.66%, due 8/2/07             VMIG1                          2,300(n)(u)
     9,230  Puttable Option Tax Exempt Receipts, Ser. 2007, (PSF
            Insured), 3.68%, due 8/2/07                                                                        9,230(u)(x)
     5,105  San Antonio Wtr. Rev., Ser. 2006, (MBIA Insured), 3.67%, due
            8/2/07                                                              VMIG1                          5,105(u)(l)
    10,000  Texas Muni. Gas Acquisition & Supply Corp. I Gas Supply
            Rev., Ser. 2007 R, (LOC: Merrill Lynch Capital Markets),
            3.69%, due 8/2/07                                                                  A-1+           10,000(u)
     2,000  Texas St. TRANS, Ser. 2006, 4.50%, due 8/31/07                      MIG1           SP-1+           2,002
     7,245  Texas St. Turnpike Au. Central Turnpike Sys. Rev.
            (Floaters), Ser. 2006-1408, (AMBAC Insured), 3.66%, due
            8/2/07                                                                             A-1+            7,245(u)(y)
     3,530  Univ. of Texas Univ. Rev., Ser. 2007, (LOC: Citigroup Global
            Markets), 3.67%, due 8/2/07                                         VMIG1                          3,530(u)
                                                                                                             169,414
UTAH (2.0%)
     4,800  Central Wtr. Conservancy Dist. G.O. Ref., Ser. 1998 E,
            (AMBAC Insured), 3.64%, due 8/1/07                                  VMIG1          A-1+            4,800(u)(f)
    15,430  JP Morgan Chase & Co. (Putters), Ser. 2006-1633P, (LOC: JP
            Morgan Chase), 3.83%, due 8/2/07                                                                  15,430(u)
     8,500  Utah Trans. Au. Sales Tax Rev. (Floaters), Ser. 2007-63Z,
            (MBIA Insured), 3.68%, due 8/2/07                                                                  8,500(u)(q)
                                                                                                              28,730
VERMONT (0.5%)
     3,825  Vermont Ed. & Hlth. Bldg. Fin. Agcy. Rev. (Landmark
            College), Ser. 2004 B, (Radian Insured), 3.66%, due 8/2/07                         A-1+            3,825(u)(B)(ff)
     3,400  Vermont Ed. & Hlth. Bldg. Fin. Agcy. Rev. (Middlebury
            College Proj.), Ser. 2002 B, 3.58%, due 11/1/32 Putable
            11/1/07                                                                                            3,400(u)
       400  Vermont Ed. & Hlth. Bldg. Fin. Agcy. Rev. (Northeastern
            Hosp.), Ser. 2004 A, (LOC: TD Banknorth N.A.), 3.66%, due
            8/1/07                                                              VMIG1                            400(u)(B)
                                                                                                               7,625
VIRGINIA (1.1%)
     7,500  ABN Amro Muni. Cert. Trust, Ser. 2005, (LOC: ABN Amro Bank
            NV), 3.66%, due 8/2/07                                              VMIG1                          7,500(n)(u)
     7,325  BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-1006, (LOC:
            Branch Banking & Trust Co.), 3.79%, due 8/2/07                      VMIG1                          7,325(u)
                                                                                                              14,825
WASHINGTON (5.3%)
    12,955  Deutsche Bank Spears/Lifers Trust Var. St., Ser. 2007-114,
            (LOC: Deutsche Bank), 3.87%, due 8/1/07                                                           12,955(u)
     6,865  Deutsche Bank Spears/Lifers Trust Var. St., Ser. 2007-131,
            (LOC: Deutsche Bank), 3.79%, due 8/2/07                                                            6,865(u)


See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Tax-Free Money Fund cont'd
------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                      SECURITY (@@)                                 RATING(++)                 VALUE(tt)
($000's omitted)                                                               Moody's         S&P         ($000's omitted)

     4,000  Everett Pub. Fac. Dist. Proj. Rev., Ser. 2007, (LOC: Dexia
            Credit Locale de France), 3.75%, due 8/1/07                                        A-1+            4,000(u)
     1,000  King Co. Sch. Dist. Number 411 (Issaquah) G.O., Ser. 2006,
            (FSA Insured), 3.67%, due 8/2/07                                    VMIG1                          1,000(u)(l)
     4,622  King Co. Swr. Rev., Ser. 2005, (FSA Insured), 3.66%, due
            8/2/07                                                                                             4,622(u)(y)
     5,335  Muni. Sec. Trust Cert., Ser. 2007 A, (AMBAC Insured), 3.66%,
            due 8/2/07                                                          VMIG1                          5,335(n)(u)(h)
     5,290  Pierce Co. Sch. Dist. Number 010 Tacoma G.O., Ser. 2005,
            (FSA Insured), 3.68%, due 8/2/07                                    VMIG1                          5,290(u)(x)
     7,240  Port of Seattle Rev., Ser. 2006-3499, (XLCA Insured), 3.68%,
            due 8/2/07                                                                                         7,240(u)(x)
     1,617  Port of Seattle Rev. (Floaters), Ser. 2002-739D, (FGIC
            Insured), 3.66%, due 8/2/07                                                        A-1+            1,617(u)(y)
     3,120  Reset Optional Cert. Trust, Ser. 2006, (Radian Insured),
            3.68%, due 8/2/07                                                                                  3,120(u)(k)
     3,770  Seattle Museum Dev. Au. Spec. Oblig. Rev. (Merlots), Ser.
            2005 D03, (LOC: Wachovia Bank & Trust Co.), 3.68%, due
            8/1/07                                                                             A-1+            3,770(u)
    17,000  Washington St. Hlth. Care Fac. Au. Rev. (Swedish Hlth.
            Svcs.), Ser. 2006, (LOC: Citibank, N.A.), 3.71%, due 8/1/07         VMIG1          A-1+           17,000(u)(B)
     1,900  Washington St. Hsg. Fin. Commission Non-Profit Rev. (Tacoma
            Art Museum Proj.), Ser. 2002, (LOC: Northern Trust Co.),
            3.75%, due 8/1/07                                                   VMIG1                          1,900(u)(B)
                                                                                                              74,714
WISCONSIN (3.2%)
     3,000  Antigo Unified Sch. Dist. TRANS, Ser. 2006, 3.85%, due
            11/1/07                                                                                            3,001
     1,560  Appleton Waterworks Rev., Ser. 2007 A, (MBIA Insured),
            4.00%, due 1/1/08                                                   Aaa                            1,562
     4,540  Edgerton Sch. Dist. G.O. TRANS, Ser. 2006, 3.71%, due
            10/24/07                                                                                           4,540
     6,500  Muni. Sec. Trust Cert. (Wisconsin St. Clean Wtr. Rev.), Ser.
            2007-335, (LOC: Bear Stearns), 3.66%, due 8/2/07                    VMIG1                          6,500(n)(u)
     4,250  New Richmond Sch. Dist. BANS, Ser. 2007, 4.13%, due 6/6/08          MIG1                           4,258
     2,000  Nicolet High Sch. Dist. TRANS, Ser. 2006, 4.25%, due
            10/30/07                                                                                           2,003
     1,700  Wisconsin Sch. Dist. Cash Flow Management Prog. CTFS
            Partner, Ser. 2006 A-2, 4.50%, due 9/19/07                          MIG1                           1,702
     3,000  Wisconsin Sch. Dist. Cash Flow Management Prog. CTFS
            Partner, Ser. 2006 B, 4.25%, due 11/1/07                            MIG1                           3,006
     8,275  Wisconsin St. Hlth. & Ed. Fac. Au. Rev., Ser. 2003, (MBIA
            Insured), 3.68%, due 8/2/07                                                                        8,275(u)
       500  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Alverno College
            Proj.), Ser. 1997, (LOC: Allied Irish Bank), 3.75%, due
            8/1/07                                                              VMIG1                            500(u)(B)
     4,125  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Blood Ctr.), Ser.
            1994 A, (LOC: Marshall & Ilsley), 3.65%, due 8/1/07                                A-1             4,125(u)(B)
     3,250  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Concordia Univ. of
            Wisconsin, Inc. Proj.), Ser. 2006, (LOC: Marshall & Ilsley),
            3.73%, due 8/2/07                                                                                  3,250(u)(B)
     1,400  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Lutheran College
            Proj.), Ser. 2003, (LOC: U.S. Bank), 3.75%, due 8/1/07                             A-1+            1,400(u)(B)
       970  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Riverview Hosp.
            Assoc.), Ser. 2001, (LOC: U.S. Bank), 3.75%, due 8/1/07                            A-1+              970(u)(B)
                                                                                                              45,092


See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Tax-Free Money Fund cont'd
------------------------------------------------------------------
(UNAUDITED)

            TOTAL INVESTMENTS (101.1%)                                                                     1,418,872

            Liabilities, less cash, receivables and other assets [(1.1%)]                                    (15,959)

            TOTAL NET ASSETS (100.0%)                                                                     $1,402,913



See Notes to Schedule of Investments

                                                                                                                      JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund
------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                                             RATING                   VALUE(+)
($000's omitted)                                                                       Moody's      S&P        ($000's omitted)
U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT (13.3%)
           1,050    U.S. Treasury Bonds, 8.13%, due 8/15/19                             TSY         TSY            1,352(OO)
           2,495    U.S. Treasury Bonds, 6.00%, due 2/15/26                             TSY         TSY            2,788(OO)
           4,795    U.S. Treasury Notes, 4.38%, due 8/15/12                             TSY         TSY            4,751
             215    U.S. Treasury Notes, 4.13%, due 5/15/15                             TSY         TSY              206
           1,325    U.S. Treasury Notes, 4.75%, due 2/15/37                             TSY         TSY            1,290(OO)
             295    U.S. Treasury Strips, due 8/15/14                                   TSY         TSY              212
                                                                                                           -------------
                    TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND                                   10,599
                    CREDIT OF THE U.S. GOVERNMENT (COST $10,566)
                                                                                                           -------------
U.S. GOVERNMENT AGENCY SECURITIES (12.7%)
           1,345    Fannie Mae, Notes, 5.13%, due 10/3/08                               AGY         AGY            1,344
             915    Fannie Mae, Notes, 5.25%, due 1/29/09 & 9/15/16                     AGY         AGY              911
           1,320    Fannie Mae, Notes, 4.30%, due 3/9/09                                AGY         AGY            1,307
             110    Fannie Mae, Notes, 7.25%, due 1/15/10                               AGY         AGY              116
             985    Fannie Mae, Notes, 5.38%, due 7/15/16                               AGY         AGY              986
           1,085    Fannie Mae, Notes, 5.00%, due 5/11/17                               AGY         AGY            1,053
             700    Federal Home Loan Bank, Bonds, 5.13%, due 6/18/08                   AGY         AGY              700
             280    Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36                   AGY         AGY              277
           3,450    Freddie Mac, Notes, 4.75%, due 1/18/11                              AGY         AGY            3,418
                                                                                                           -------------
                    TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $10,203)                                        10,112
                                                                                                           -------------
MORTGAGE-BACKED SECURITIES (61.4%)
ADJUSTABLE RATE MORTGAGES (21.7%)
              50    Adjustable Rate Mortgage NIM Trust, Ser. 2006-6, Class A, 6.50%,
                    due 4/27/36                                                                     A-                33(n)
             110    Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class
                    A4, 5.84%, due 6/10/49                                              Aaa         AAA              108
              98    Banc of America Funding Corp., Ser. 2006-G, Class 2A2, 5.40%,
                    due 8/20/07                                                         Aaa         AAA               98(u)(OO)
             119    Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 5.54%,
                    due 8/20/07                                                         Aaa         AAA              120(u)(OO)
             332    Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 5.35%,
                    due 9/20/35                                                         Aaa         AAA              331
             403    Banc of America Funding Corp., Ser. 2006-A, Class 3A2, 5.90%,
                    due 2/20/36                                                                     AAA              406
             170    Bear Stearns ALT-A Trust, Ser. 2006-4, Class 32A1, 6.48%, due
                    7/25/36                                                             Aaa         AAA              172
             416    Bear Stearns ALT-A Trust, Ser. 2007-2, Class 2A1, 5.61%, due
                    4/25/37                                                             Aaa         AAA              416
             121    Chase Commercial Mortgage Securities Corp., Ser. 2000-3, Class
                    A1, 7.09%, due 10/15/32                                                         AAA              120
             630    Chase Commercial Mortgage Securities Corp., Ser. 2003-3, Class
                    A2, 7.32%, due 10/15/32                                                         AAA              656
             165    Countrywide Alternative Loan Trust, Ser. 2006-0C9, Class A2B,
                    5.56%, due 8/25/07                                                  Aaa         AAA              166(u)(OO)
             713    Countrywide Asset-Backed Certificates, Ser. 2007-BC2, Class 2A1,
                    5.41%, due 8/25/07                                                  Aaa         AAA              713(u)(OO)
             305    Countrywide Asset-Backed Certificates, Ser. 2005-IM2, Class A3,
                    5.59%, due 8/25/07                                                  Aaa         AAA              304(u)(OO)
             427    Countrywide Home Loans Mortgage Pass-Through Trust, Ser. 2007-
                    HYB2, Class 2A1, 5.46%, due 5/25/47                                 Aaa         AAA              425

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007


SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                             RATING                   VALUE(+)
($000's omitted)                                                                       Moody's      S&P        ($000's omitted)
              47    Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-
                    CN2A, Class A2, 5.72%, due 8/15/07                                  Aaa         AAA               47(n)(u)(OO)
             165    Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-
                    CK6, Class A3, 6.39%, due 8/15/36                                   Aaa         AAA              169
             225    Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-
                    C4, Class A3, 5.12%, due 8/15/38                                    Aaa         AAA              220
             150    Credit Suisse Mortgage Capital Certificates, Ser. 2007-TF2A,
                    Class A1, 5.50%, due 8/15/07                                        Aaa         AAA              150(n)(u)(O)
              80    Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class
                    A4, 5.72%, due 6/15/39                                              Aaa         AAA               80
             670    Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class
                    A2, 5.36%, due 9/15/39                                              Aaa         AAA              664
              50    Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class
                    A3, 5.47%, due 9/15/39                                              Aaa         AAA               48
             285    Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class
                    A3, 5.38%, due 2/15/40                                              Aaa                          273
             385    First Franklin Mortgage Loan Asset-Backed Certificates, Ser.
                    2006-FF4, Class A2, 5.51%, due 8/25/07                              Aaa         AAA              382(u)(OO)
             486    First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class
                    2A1, 5.44%, due 11/25/35                                                        AAA              485
             266    GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 5.60%,
                    due 4/19/36                                                         Aaa         AAA              267
              47    GS Mortgage Securities Corp. II, Ser. 2006-FL8A, Class A1,
                    5.42%, due 8/6/07                                                   Aaa         AAA               47(n)(u)(OO)
             375    GSR Mortgage Loan Trust, Ser. 2005-AR3, Class 6A1, 5.02%, due
                    5/25/35                                                             Aaa         AAA              374
             626    GSR Mortgage Loan Trust, Ser. 2007-AR1, Class 2A1, 6.01%, due
                    3/25/37                                                                         AAA              630
             506    Harborview Mortgage Loan Trust, Ser. 2006-3, Class 1A1A, 6.39%,
                    due 6/19/36                                                         Aaa         AAA              515
              18    Harborview NIM Corp., Ser. 2006-9A, Class N1, 6.41%, due
                    11/19/36                                                                                          17(n)(sss)
             351    HSI Asset Loan Obligation, Ser. 2007-AR1, Class 2A1, 6.15%, due
                    1/25/37                                                                         AAA              355
              74    Indymac Index Mortgage Loan Trust, Ser. 2006-AR7, Class 3A1,
                    6.11%, due 5/25/36                                                  Aaa         AAA               75
             622    Indymac Index Mortgage Loan Trust, Ser. 2006-AR11, Class 2A1,
                    5.86%, due 6/25/36                                                  Aaa         AAA              626
             148    Indymac Loan Trust, Ser. 2006-L2, Class A1, 5.37%, due 8/25/07      Aaa         AAA              147(u)(OO)
             208    Indymac Loan Trust, Ser. 2005-L2, Class A1, 5.54%, due 8/25/07      Aaa         AAA              208(u)(OO)
              63    JP Morgan Alternative Loan Trust, Ser. 2006-A3, Class 1A2,
                    5.39%, due 8/25/07                                                  Aaa         AAA               63(u)(OO)
             150    JP Morgan Alternative Loan Trust, Ser. 2006-A2, Class 1A2,
                    5.40%, due 8/25/07                                                  Aaa         AAA              150(u)(OO)
             221    JP Morgan Alternative Loan Trust, Ser. 2006-S4, Class A1B,
                    5.40%, due 8/25/07                                                  Aaa         AAA              221(u)(OO)
              21    JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-
                    FL1A, Class A1A, 5.41%, due 8/15/07                                 Aaa         AAA               21(n)(u)(OO)
              60    JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-
                    FL1A, Class A1, 5.43%, due 8/15/07                                  Aaa         AAA               60(n)(u)(OO)
             162    JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-
                    CB11, Class A1, 4.52%, due 8/12/37                                  Aaa         AAA              160

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007


SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                             RATING                   VALUE(+)
($000's omitted)                                                                       Moody's      S&P        ($000's omitted)
             220    JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-
                    LDP3, Class A3, 4.96%, due 8/15/42                                  Aaa         AAA              213
             335    JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-
                    CB14, Class ASB, 5.47%, due 12/12/44                                Aaa         AAA              331
             180    JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-
                    LDP7, Class A4, 5.88%, due 4/15/45                                  Aaa         AAA              180
             200    JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-
                    LDPX, Class A3, 5.42%, due 1/15/49                                  Aaa                          192
           1,270    JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-
                    LD11, Class A4, 6.01%, due 6/15/49                                  Aaa         AAA            1,277
           1,034    JP Morgan Mortgage Trust, Ser. 2005-A3, Class 7CA1, 5.11%, due
                    6/25/35                                                                         AAA            1,028
             820    LB Commercial Conduit Mortgage Trust, Ser. 1998-C4, Class A1B,
                    6.21%, due 10/15/35                                                 Aaa         AAA              823
             152    Merrill Lynch Mortgage Trust, Ser. 2005-MKB2, Class A1, 4.45%,
                    due 9/12/42                                                         Aaa         AAA              150
             300    Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-
                    5, Class A4, 5.38%, due 8/12/48                                     Aaa         AAA              286
             140    Morgan Stanley Capital I, Ser. 2005-T17, Class A5, 4.78%, due
                    12/13/41                                                                        AAA              131
             115    Morgan Stanley Capital I, Ser. 2007-HQ11, Class A4, 5.45%, due
                    2/12/44                                                             Aaa         AAA              110
             309    MortgageIT Trust, Ser. 2005-3, Class A1, 5.62%, due 8/25/07         Aaa         AAA              310(u)(OO)
             150    Residential Accredit Loans, Inc., Ser. 2006-QO7, Class 3A2,
                    5.53%, due 8/25/07                                                  Aaa         AAA              150(u)(OO)
             376    Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31,
                    5.61%, due 9/25/35                                                  Aaa         AAA              378
             484    Residential Accredit Loans, Inc., Ser. 2006-QA1, Class A21,
                    5.98%, due 1/25/36                                                  Aaa         AAA              488
              84    Thornburg Mortgage Securities Trust, Ser. 2006-2, Class A1B,
                    5.37%, due 8/25/07                                                  Aaa         AAA               84(u)(OO)
              75    Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C17, Class
                    A1, 4.43%, due 3/15/42                                              Aaa         AAA               74
             245    Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C30, Class
                    A5, 5.34%, due 12/15/43                                             Aaa         AAA              234
             330    Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class       Aaa         AAA              234
                    A4, 5.27%, due 12/15/44
                                                                                                           -------------
                                                                                                                  17,280
                                                                                                           -------------
FANNIE MAE (33.6%)
             173    Pass-Through Certificates, 6.00%, due 11/1/15                       AGY         AGY              174
             512    Pass-Through Certificates, 5.00%, due 3/1/21 & 8/1/35               AGY         AGY              488
             154    Pass-Through Certificates, 8.50%, due 4/1/34                        AGY         AGY              165
           1,530    Pass-Through Certificates, 6.00%, TBA, 30 Year Maturity             AGY         AGY            1,516 O
           7,415    Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity             AGY         AGY            6,954 O
           8,425    Pass-Through Certificates, 5.00%, TBA, 15 Year Maturity             AGY         AGY            8,167 O
           9,575    Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity             AGY         AGY            9,246 O
                                                                                                           -------------
                                                                                                                  26,710
                                                                                                           -------------

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007


SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                             RATING                   VALUE(+)
($000's omitted)                                                                       Moody's      S&P        ($000's omitted)
FREDDIE MAC (6.1%)
             140    Pass-Through Certificates, 6.50%, due 11/1/25                       AGY         AGY              142
             278    Pass-Through Certificates, 5.80%, due 6/1/36                        AGY         AGY              279
           1,112    Pass-Through Certificates, 5.77%, due 7/1/36                        AGY         AGY            1,114
             739    Pass-Through Certificates, 5.42%, due 2/1/37                        AGY         AGY              734
             765    Pass-Through Certificates, 5.55%, due 2/1/37                        AGY         AGY              762
           1,814    Pass-Through Certificates, 5.27%, due 4/1/37                        AGY         AGY            1,798
                                                                                                           -------------
                                                                                                                   4,829
                                                                                                           -------------
                    TOTAL MORTGAGE-BACKED SECURITIES (COST $48,757)                                               48,819
                                                                                                           -------------
CORPORATE DEBT SECURITIES (14.9%)
BANK (0.8%)
             255    Bank of America N.A., Subordinated Notes, 6.00%, due 10/15/36       Aa1         AA               243
             160    JP Morgan Chase Capital XV, Guaranteed Notes, 5.88%, due 3/15/35    Aa3         A                143
             255    Wachovia Corp., Senior Medium-Term Notes, Ser. G, 5.70%, due        Aa3         AA-              256
                    8/1/13
                                                                                                           -------------
                                                                                                                     642
                                                                                                           -------------
FINANCE (5.6%)
             225    Bear Stearns Co., Senior Unsubordinated Notes, 5.35%, due 2/1/12    A1          A+               219
           1,045    Citigroup, Inc., Subordinated Notes, 5.00%, due 9/15/14             Aa2         AA-              993
             590    Countrywide Financial Corp., Guaranteed Notes, 5.80%, due 6/7/12    A3          A                567
              30    Goldman Sachs Group, Inc., Notes, 5.25%, due 10/15/13               Aa3         AA-               29
             110    Goldman Sachs Group, Inc., Subordinated Notes, 5.95%, due
                    1/15/27                                                             A1          A+               100
              40    Goldman Sachs Group, Inc., Subordinated Notes, 6.45%, due 5/1/36    A1          A+                38
              90    Household Finance Corp., Senior Unsecured Notes, 4.13%, due
                    11/16/09                                                            Aa3         AA-               87
             100    Household Finance Corp., Senior Unsubordinated Notes, 7.00%, due
                    5/15/12                                                             Aa3         AA-              105
             390    International Lease Finance Corp., Unsubordinated Notes, 4.75%,
                    due 7/1/09                                                          A1          AA-              386
             185    International Lease Finance Corp., Unsecured Medium-Term Notes,
                    Ser. R, 5.63%, due 9/20/13                                          A1          AA-              186
             315    Merrill Lynch & Co, Inc., Subordinated Notes, 5.70%, due 5/2/17     A1          A+               297
             210    Merrill Lynch & Co, Inc., Subordinated Notes, 6.11%, due 1/29/37    A1          A+               189
             130    Merrill Lynch & Co., Subordinated Notes, 6.22%, due 9/15/26         A1          A+               123
             790    Simon Property Group L.P., Unsubordinated Notes, 5.25%, due
                    12/1/16                                                             A3          A-               751
             140    Travelers Companies, Inc., Senior Unsecured Notes, 6.25%, due
                    6/15/37                                                             A3          A-               135
             260    WEA Finance LLC/WCI Finance LLC, Senior Notes, 5.70%, due
                    10/1/16                                                             A2          A-               255(n)
                                                                                                           -------------
                                                                                                                   4,460
                                                                                                           -------------
INDUSTRIAL (5.2%)
             345    Anadarko Petroleum Corp., Senior Unsecured Notes, 5.95%, due
                    9/15/16                                                             Baa3        BBB-             339
             230    Continental Airlines, Inc., Pass-Through Certificates, Series A,
                    5.98%, due 4/19/22                                                  Baa1        A                220
             610    CVS Caremark Corp., Senior Unsecured Notes, 6.25%, due 6/1/27       Baa2        BBB+             582

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007


SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                             RATING                   VALUE(+)
($000's omitted)                                                                       Moody's      S&P        ($000's omitted)
             300    DaimlerChrysler N.A. Holding Corp., Notes, 4.88%, due 6/15/10       Baa1        BBB              294
             270    Delta Air Lines, Pass- Through Certificates, 7.57%, due 11/18/10                BBB-             274
             205    Fedex Corp., Guaranteed Notes, 5.50%, due 8/15/09                   Baa2        BBB              205
             100    Home Depot, Inc., Senior Unsecured Notes, 5.88%, due 12/16/36       Baa1        BBB+              87
             190    Motorola, Inc., Debentures, 5.22%, due 10/1/97                      Baa1        A-               135
             130    News America, Inc., Guaranteed Senior Notes, 6.15%, due 3/1/37      Baa2        BBB              118
             130    Owens Corning, Inc., Guaranteed Notes, 7.00%, due 12/1/36           Baa3        BBB-             124
             170    Rogers Cable, Inc., Guaranteed Notes, 5.50%, due 3/15/14            Baa3        BBB-             164
             280    Suncor, Inc., Bonds, 6.50%, due 6/15/38                             A3          A-               285
             450    Time Warner Cable, Inc., Senior Unsecured Notes, 5.85%, due
                    5/1/17                                                              Baa2        BBB+             434(n)
             235    United Airlines, Inc., Pass-Through Certificates, 6.64%, due
                    7/2/22                                                              Baa2        BBB              229
             180    USG Corp., Senior Unsecured Notes, 6.30%, due 11/15/16              Baa3        BB+              178
             220    Xerox Corp., Senior Unsecured Notes, 5.50%, due 5/15/12             Baa3        BBB-             216
             265    XTO Energy, Senior Notes, 6.75%, due 8/1/37                         Baa2        BBB              270
                                                                                                           -------------
                                                                                                                   4,154
                                                                                                           -------------
TELECOMMUNICATIONS (1.9%)
             385    AT&T Wireless Services, Inc., Senior Unsecured Notes, 7.88%, due
                    3/1/11                                                              A3          A                414
             185    AT&T Wireless Services, Inc., Senior Unsecured Notes, 8.75%, due
                    3/1/31                                                              A3          A                229
             330    Qwest Corp., Notes, 8.88%, due 3/15/12                              Ba1         BBB-             347
             335    Sprint Nextel Corp., Unsecured Notes, 6.00%, due 12/1/16            Baa3        BBB              316
             200    Telefonos de Mexico S.A., Notes, 4.50%, due 11/19/08                A3          BBB+             197
                                                                                                           -------------
                                                                                                                   1,503
                                                                                                           -------------
UTILITY - ELECTRIC (1.4%)
             155    DTE Energy Co., Senior Notes, 7.05%, due 6/1/11                     Baa2        BBB-             162
             285    FirstEnergy Corp., Unsubordinated Notes, Ser. B, 6.45%, due
                    11/15/11                                                            Baa3        BBB-             294
             415    MidAmerican Energy Co., Senior Unsecured Notes, 5.80%, due
                    10/15/36                                                            A2          A-               391
             210    Northern States Power-Minnesota, Notes, Ser. B, 8.00%, due
                    8/28/12                                                             A2          A-               234
                                                                                                           -------------
                                                                                                                   1,081
                                                                                                           -------------
                    TOTAL CORPORATE DEBT SECURITIES (COST $12,202)                                                11,840
                                                                                                           -------------
ASSET-BACKED SECURITIES (26.4%)
               4    ABSC NIMS Trust, Ser. 2005-HE6, Class A1, 5.05%, due 8/27/35                    A-                 4(n)
              70    ACE Securities Corp., Ser. 2006-FM1, Class A2A, 5.36%, due
                    8/25/07                                                             Aaa         AAA               70(u)(OO)
             205    ACE Securities Corp., Ser. 2006-FM1, Class A2B, 5.41%, due
                    8/25/07                                                             Aaa         AAA              204(u)(OO)
             570    American Express Credit Account Master Trust, Ser. 2007-4, Class
                    A, 5.31%, due 8/15/07                                               Aaa         AAA              570(u)(OO)
             105    ARCap REIT, Inc., Ser. 2004-1A, Class D, 5.64%, due 4/21/39         A1          A                102(n)

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007


SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                             RATING                   VALUE(+)
($000's omitted)                                                                       Moody's      S&P        ($000's omitted)
             418    Asset Backed Securities Corp. Home Equity, Ser. 2005-HE6, Class
                    A2B, 5.57%, due 8/25/07                                             Aaa         AAA              418(u)(OO)
             275    Capital One Multi-Asset Execution Trust, Ser. 2002-A1, Class A1,
                    5.59%, due 8/15/07                                                  Aaa         AAA              275(u)(OO)
             151    Capital One Prime Auto Receivables Trust, Ser. 2004-1, Class A4,
                    5.39%, due 8/15/07                                                  Aaa         AAA              151(u)(OO)
              48    Carmax Auto Owner Trust, Ser. 2004-1, Class D, 3.52%, due
                    11/15/10                                                            A2          AAA               47
             330    Carrington Mortgage Loan Trust, Ser. 2006-NC3, Class A3, 5.47%,
                    due 8/25/07                                                         Aaa         AAA              326(u)(OO)
             220    Carrington Mortgage Loan Trust, Ser. 2006-NC4, Class M2, 5.64%,
                    due 8/25/07                                                         Aa2         AA               207(u)(OO)
              49    Chase Funding Mortgage Loan Asset-Backed Certificates, Ser.
                    2004-1, Class 2A2, 5.55%, due 8/25/07                               Aaa         AAA               49(u)(OO)
             350    Chase Issuance Trust, Ser. 2007-A6, Class A6, 5.32%, due 8/15/07    Aaa         AAA              350(u)(OO)
             800    Citibank Credit Card Issuance Trust, Ser. 2007-A2, Class A2,
                    5.35%, due 8/21/07                                                  Aaa         AAA              800(u)(OO)
             250    Citibank Credit Card Issuance Trust, Ser. 2003-A11, Class A11,
                    5.41%, due 10/15/07                                                 Aaa         AAA              250(u)(OO)
             110    Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2,
                    5.69%, due 8/25/07                                                  Aa2         AA               107(u)(OO)
              57    College Loan Corp. Trust, Ser. 2003-2, Class A2, 5.50%, due
                    10/25/07                                                            Aaa         AAA               57(u)(OO)
             765    Countrywide Asset-Backed Certificates, Ser. 2007-7, Class 2A1,
                    5.40%, due 8/25/07                                                  Aaa         AAA              764(u)(OO)
               3    Countrywide Asset-Backed Certificates, Ser. 2005-17, Class 4AV1,
                    5.43%, due 8/25/07                                                  Aaa         AAA                3(u)(OO)
             233    Countrywide Asset-Backed Certificates, Ser. 2007-S3, Class A1,
                    5.46%, due 8/25/07                                                  Aaa         AAA              233(u)(OO)
             247    Countrywide Asset-Backed Certificates, Ser. 2006-BC1, Class 1A,
                    5.52%, due 8/25/07                                                  Aaa         AAA              246(u)(OO)
             790    Countrywide Asset-Backed Certificates, Ser. 2006-IM1, Class A2,
                    5.56%, due 8/25/07                                                  Aaa         AAA              782(u)
              36    Countrywide Asset-Backed Certificates, Ser. 2004-13, Class AV4,
                    5.61%, due 8/25/07                                                  Aaa         AAA               36(u)(OO)
             135    Countrywide Asset-Backed Certificates, Ser. 2005-13, Class MV6,
                    6.02%, due 8/25/07                                                  A3          A                123(u)
             256    Countrywide Home Equity Loan Trust, Ser. 2005-A, Class 2A,
                    5.56%, due 8/15/07                                                  Aaa         AAA              256(u)(OO)
             246    Countrywide Home Equity Loan Trust, Ser. 2005-K, Class 2A1,
                    5.56%, due 8/15/07                                                  Aaa         AAA              245(u)(OO)
              35    Credit-Based Asset Servicing and Securitization, Ser. 2006-CB3,
                    Class AV1, 5.38%, due 8/25/07                                       Aaa         AAA               35(u)(OO)
             360    Credit-Based Asset Servicing and Securitization, Ser. 2006-CB6,
                    Class A22, 5.41%, due 8/25/07                                       Aaa         AAA              358(u)(OO)
             507    Credit-Based Asset Servicing and Securitization, Ser. 2007-SP2,
                    Class A1, 5.47%, due 8/25/07                                        Aaa         AAA              507(u)(n)
             800    Credit-Based Asset Servicing and Securitization, Ser. 2006-CB3,
                    Class AV3, 5.49%, due 8/25/07                                       Aaa         AAA              797(u)(OO)
             292    Credit-Based Asset Servicing and Securitization, Ser. 2005-CB5,
                    Class AV2, 5.58%, due 8/25/07                                       Aaa         AAA              291(u)(OO)
              51    Equifirst Mortgage Loan Trust, Ser. 2003-2, Class 3A3, 6.07%,
                    due 8/25/07                                                         Aaa         AAA               51(u)(OO)
              48    Fannie Mae Grantor Trust, Ser. 2005-T5, Class A1, 5.56%, due
                    8/25/07                                                             Aaa         AAA               48(u)(OO)
             168    Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 5.54%, due 8/25/07    Aaa         AAA              167(u)(OO)
              60    First Franklin Mortgage Loan Trust, Asset-Backed Certificates,
                    Ser. 2006-FF5, Class 2A1, 5.37%, due 8/25/07                        Aaa         AAA               60(u)(OO)

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007


SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                             RATING                   VALUE(+)
($000's omitted)                                                                       Moody's      S&P        ($000's omitted)
             123    First Franklin Mortgage Loan Trust, Asset-Backed Certificates,
                    Ser. 2006-FF3, Class A2A, 5.40%, due 8/25/07                        Aaa         AAA              123(u)(OO)
             775    First Franklin Mortgage Loan Trust, Asset-Backed Certificates,
                    Ser. 2006-FF11, Class 2A3, 5.47%, due 8/25/07                       Aaa         AAA              769(u)(OO)
              35    First Franklin Mortgage Loan Trust, Asset-Backed Certificates,
                    Ser. 2004-FFH3, Class 2A1, 5.70%, due 8/25/07                       Aaa                           35(u)(OO)
               6    Fremont NIM Trust, Ser. 2005-C, 5.58%, due 7/25/35                              BBB                2(n)
             240    GMAC Mortgage Corp. Loan Trust, Ser. 2004-HE4, Class A2, 5.51%,
                    due 8/25/07                                                         Aaa         AAA              240(u)(OO)
             360    GSAMP Trust, Ser. 2006-HE6, Class A3, 5.47%, due 8/25/07            Aaa         AAA              358(u)(OO)
             280    GSAMP Trust, Ser. 2006-HE6, Class M2, 5.63%, due 8/25/07            Aa2         AA               270(u)(OO)
             139    Household Home Equity Loan Trust, Ser. 2006-1, Class A1, 5.48%,
                    due 8/20/07                                                         Aaa         AAA              139(u)(OO)
             171    Household Home Equity Loan Trust, Ser. 2006-2, Class A2, 5.50%,
                    due 8/20/07                                                         Aaa         AAA              169(u)(OO)
             195    HSI Asset Securitization Corp. Trust, Ser. 2006-WMC1, Class A2,
                    5.42%, due 8/25/07                                                  Aaa         AAA              194(u)(OO)
              80    HSI Asset Securitization Corp. Trust, Ser. 2005-I1, Class 2A1,
                    5.44%, due 8/25/07                                                  Aaa         AAA               80(u)(OO)
             687    Indymac Seconds Asset-Backed Trust, Ser. 2006-2B, Class A,
                    5.49%, due 8/25/07                                                  Aaa         AAA              685(u)(OO)
             340    JP Morgan Mortgage Acquisition Corp., Ser. 2006-CW2, Class AV3,
                    5.42%, due 8/25/07                                                  Aaa         AAA              339(u)(OO)
             658    Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 5.78%, due 10/13/07    Aaa         AAA              427(n)(u)(OO)
              13    Master Asset Backed Securities Trust, Ser. 2005-NC1, Class A1,
                    5.61%, due 8/25/07                                                  Aaa         AAA               13(u)(OO)
           2,050    MBNA Credit Card Master Note Trust, Ser. 2006-A4, Class A4,
                    5.31%, due 8/15/07                                                  Aaa         AAA            2,050(u)(OO)
             685    MBNA Credit Card Master Note Trust, Ser. 2004-A7, Class A7,
                    5.42%, due 8/15/07                                                  Aaa         AAA              686(u)(OO)
             505    MBNA Credit Card Master Note Trust, Ser. 2002-A13, Class A,
                    5.45%, due 8/15/07                                                  Aaa         AAA              505(u)(OO)
             764    Merrill Lynch First Franklin Mortgage Loan, Ser. 2007-2, Class
                    A2A, 5.43%, due 8/25/07                                             Aaa         AAA              764(u)(OO)
              44    Morgan Stanley Capital I, Ser. 2004-WMC3, Class B3, 8.02%, due
                    8/25/07                                                             Baa3        BBB-              37(u)(OO)
             144    MSCC Heloc Trust, Ser. 2003-2, Class A, 5.58%, due 8/25/07          Aaa         AAA              144(u)(OO)
             260    Newcastle CDO Ltd., Ser. 2004-4A, Class 3FX, 5.11%, due 3/24/39     A2          A                238(n)
             418    Nomura Asset Acceptance Corp., Ser. 2007-2, Class A1A, 5.44%,
                    due 8/25/07                                                         Aaa         AAA              418(u)
             193    Novastar Home Equity Loan, Ser. 2005-3, Class A2B, 5.51%, due
                    8/25/07                                                             Aaa         AAA              193(u)(OO)
             800    Option One Mortgage Loan Trust, Ser. 2006-2, Class 2A2, 5.42%,
                    due 8/25/07                                                         Aaa         AAA              797(u)(OO)
             250    Option One Mortgage Loan Trust, Ser. 2005-4, Class M2, 5.78%,
                    due 8/25/07                                                         Aa2         AA               240(u)(OO)
             202    Popular ABS Mortgage Pass-Through Trust, Ser. 2006-E, Class A1,
                    5.41%, due 8/25/07                                                  Aaa         AAA              202(u)(OO)
               7    Renaissance Home Equity Loan Trust, Ser. 2005-4, Class N, 7.14%,
                    due 2/25/36                                                                     BBB                7(n)
              26    Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class
                    AII, 5.66%, due 8/25/07                                             Aaa         AAA               26(u)(OO)


See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007


SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                             RATING                   VALUE(+)
($000's omitted)                                                                       Moody's      S&P        ($000's omitted)
             155    Residential Asset Mortgage Products, Inc., Ser. 2005-EFC5, Class
                    M2, 5.76%, due 8/25/07                                              Aa2         AA+              148(u)(OO)
              68    Residential Asset Mortgage Products, Inc., Ser. 2003-RS3, Class
                    AII, 6.04%, due 8/25/07                                             Aaa         AAA               69(u)(OO)
               9    Saxon Asset Securities Trust, Ser. 2004-1, Class A, 5.86%, due
                    8/25/07                                                             Aaa         AAA                9(u)(OO)
             426    SLM Student Loan Trust, Ser. 2005-A, Class A1, 5.40%, due
                    9/15/07                                                             Aaa         AAA              426(u)(OO)
               4    Specialty Underwriting & Residential Finance, Ser. 2003-BC1,
                    Class A, 5.66%, due 8/25/07                                         Aaa                            4(u)(OO)
             350    Textron Financial Floorplan Master Note Trust, Ser. 2005-1A,
                    Class A, 5.44%, due 8/13/07                                         Aaa         AAA              350(u)(OO)
             665    Volkswagen Credit Auto Master Trust, Ser. 2005-1, Class A,
                    5.34%, due 8/20/07                                                  Aaa         AAA              665(u)(OO)
             115    Wachovia Asset Securitization, Inc., Ser. 2003-HE3, Class A,
                    5.57%, due 8/25/07                                                  Aaa         AAA              115(u)(OO)
              15    WFS Financial Owner Trust, Ser. 2004-1, Class D, 3.17%, due
                    8/22/11                                                             Aa3         AAA               15
                                                                                                           -------------
                    TOTAL ASSET-BACKED SECURITIES (COST $21,303)                                                  20,940
                                                                                                           -------------
NUMBER OF SHARES
SHORT-TERM INVESTMENTS (2.4%)
       1,888,866    Neuberger Berman Prime Money Fund Trust Class (Cost $1,889)                                    1,889(#)(@)
                                                                                                           -------------
                    TOTAL INVESTMENTS (131.1%) (COST $104,920)                                                   104,199(##)

                    Liabilities, less cash, receivables and other assets [(31.1%)]                              (24,714)
                                                                                                           -------------
                    TOTAL NET ASSETS (100.0%)                                                                    $79,485
                                                                                                           -------------

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Fund
-------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                            RATING                     VALUE(+)
($000's omitted)                                                         Moody's  S&P          ($000's omitted)
CORPORATE DEBT SECURITIES (96.5%)

AEROSPACE/DEFENSE (2.3%)
          5,935  L-3 Communications Corp., Guaranteed Senior
                 Unsecured Subordinated Notes, 7.63%, due 6/15/12        Ba3      BB+            5,965
          2,355  L-3 Communications Corp., Guaranteed Senior
                 Unsecured Subordinated Notes, 6.13%, due 7/15/13        Ba3      BB+            2,190
            725  L-3 Communications Corp., Guaranteed Notes, Ser.
                 B, 6.38%, due 10/15/15                                  Ba3      BB+              667
                                                                                             ---------
                                                                                                 8,822
                                                                                             ---------
AIRLINES (1.1%)
          3,861  Continental Airlines, Inc., Pass-Through Certificates,
                 9.80%, due 4/1/21                                       Ba1      BB+            4,208
APPAREL/TEXTILES (0.7%)
          2,605  Levi Strauss & Co., Senior Unsubordinated Notes,
                 9.75%, due 1/15/15                                      B2       B              2,631
AUTO LOANS (7.7%)
          6,115  Ford Motor Credit Co., Senior Unsecured Notes,
                 9.75%, due 9/15/10                                      B1       B              6,175(E)
          7,875  Ford Motor Credit Co., Notes, 7.80%, due 6/1/12         B1
         11,320  General Motors Acceptance Corp., Notes, 6.88%,                   B              7,498
                 due 9/15/11                                             Ba1      BB+           10,527
          6,300  General Motors Acceptance Corp., Unsecured
                 Notes, 7.00%, due 2/1/12                                Ba1      BB+            5,889(E)
                                                                                             ---------
                                                                                                30,089
                                                                                             ---------
AUTO PARTS & EQUIPMENT (0.7%)
            657  Goodyear Tire & Rubber Co., Senior Notes, 8.63%,
                 due 12/1/11                                             Ba3      B                669(n)
          2,010  Goodyear Tire & Rubber Co., Senior Notes, 9.00%,
                 due 7/1/15                                              Ba3      B              2,060
                                                                                             ---------
                                                                                                 2,729
                                                                                             ---------
AUTOMOTIVE (0.5%)
          2,350  General Motors Corp., Senior Unsubordinated
                 Notes, 8.38%, due 7/15/33                               Caa1     B-             1,974
BEVERAGE (0.3%)
          1,375  Constellation Brands, Inc., Guaranteed Notes,
                 7.25%, due 9/1/16                                       Ba3      BB-            1,292
BUILDING & CONSTRUCTION (0.4%)
          1,350  K. Hovnanian Enterprises, Guaranteed Senior
                 Subordinated Unsecured Notes, 8.88%, due 4/1/12         B2       B+             1,107(E)
            650  K. Hovnanian Enterprises, Senior Notes, 8.63%, due
                 1/15/17                                                 Ba3      BB               536(E)
                                                                                             ---------
                                                                                                 1,643
                                                                                             ---------
BUILDING MATERIALS (0.1%)
            590  Nortek, Inc., Senior Subordinated Notes, 8.50%, due
                 9/1/14                                                  B3       CCC+             507
CHEMICALS (2.1%)
          1,450  Chemtura Corp., Guaranteed Notes, 6.88%, due
                 6/1/16                                                  Ba2      BB+            1,338
          2,035  Hexion US Finance Corp., Guaranteed Notes,
                 9.75%, due 11/15/14                                     B3       B              2,177
          1,975  Lyondell Chemical Co., Guaranteed Notes, 8.25%,
                 due 9/15/16                                             B1       B+             2,163(E)



See Notes to Schedule of Investments

                                                                                                                      JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                            RATING                     VALUE(+)
($000's omitted)                                                         Moody's  S&P          ($000's omitted)
          2,710  MacDermid, Inc., Senior Subordinated Notes,                                     2,466 (n)(E)
                 9.50%, due 4/15/17                                      Caa1     CCC+
                                                                                             ---------
                                                                                                 8,144
                                                                                             ---------
CONSUMER - PRODUCTS (0.2%)
            890  Amscan Holdings, Inc., Senior Subordinated Notes,                                 801
                 8.75%, due 5/1/14                                       Caa1     CCC+
ELECTRIC - GENERATION (5.9%)
          5,225  AES Corp., Senior Secured Notes, 9.00%, due
                 5/15/15                                                 Ba3      BB-            5,499(n)
          3,840  Dynegy-Roseton Danskamme, Pass-Through
                 Certificates, Ser. B, 7.67%, due 11/8/16                Ba3      B              3,763
            760  Edison Mission Energy, Senior Unsecured Notes,
                 7.50%, due 6/15/13                                      B1       BB-              733
          3,160  Edison Mission Energy, Senior Notes, 7.63%, due
                 5/15/27                                                 B1       BB-            2,757(n)
          3,870  Mirant Americas Generation, Inc., Senior Unsecured
                 Notes, 8.30%, due 5/1/11                                Caa1     B-             3,793
          2,410  NRG Energy, Inc., Guaranteed Notes, 7.25%, due
                 2/1/14                                                  B1       B              2,326
          1,085  NRG Energy, Inc., Guaranteed Notes, 7.38%, due
                 2/1/16                                                  B1       B              1,047
          3,410  NRG Energy, Inc., Guaranteed Notes, 7.38%, due
                 1/15/17                                                 B1       B              3,291
                                                                                             ---------
                                                                                                23,209
                                                                                             ---------
ELECTRONICS (3.0%)
          5,440  Flextronics Int'l, Ltd., Senior Subordinated Notes,
                 6.50%, due 5/15/13                                      Ba2      BB-            5,087(E)
          3,845  Freescale Semiconductor, Inc., Senior Notes,
                 9.13%, due 12/15/14                                     B1       B              3,393(n)
          1,240  NXP BV Funding LLC, Secured Notes, 7.88%, due
                 10/15/14                                                Ba2      BB             1,147
          2,375  NXP BV Funding LLC, Guaranteed Notes, 9.50%,
                 due 10/15/15                                            B2       B              2,060(E)
                                                                                             ---------
                                                                                                11,687
                                                                                             ---------
ENERGY-EXPLORATION & PRODUCTION (4.4%)
          9,035  Chesapeake Energy Corp., Guaranteed Notes,
                 7.50%, due 9/15/13                                      Ba2      BB             9,092(E)
          1,730  Forest Oil Corp., Guaranteed Senior Unsecured
                 Notes, 7.75%, due 5/1/14                                B1       B+             1,708
            280  Newfield Exploration Co., Senior Subordinated
                 Notes, 6.63%, due 9/1/14                                Ba3      BB-              267
          1,095  Sabine Pass L.P., Secured Notes, 7.25%, due
                 11/30/13                                                Ba3      BB             1,046(n)
          5,405  Sabine Pass L.P., Secured Notes, 7.50%, due
                 11/30/16                                                Ba3      BB             5,135(n)
                                                                                             ---------
                                                                                                17,248
                                                                                             ---------
ENVIRONMENTAL (0.7%)
          3,020  Allied Waste North America, Inc., Secured Notes,
                 Ser. B, 5.75%, due 2/15/11                              B1       BB+            2,839
FOOD & DRUG RETAILERS (0.3%)
          1,200  Rite Aid Corp., Guaranteed Notes, 9.50%, due
                 6/15/17                                                 Caa1     CCC+           1,062(n)(E)
FORESTRY/PAPER (1.1%)
          3,080  Bowater, Inc., Debentures, 9.00%, due 8/1/09            B3       B              3,026
          1,310  Graphic Packaging Int'l, Inc., Guaranteed Notes,
                 8.50%, due 8/15/11                                      B2       B-             1,300
                                                                                             ---------
                                                                                                 4,326
                                                                                             ---------

See Notes to Schedule of Investments

                                                                                                                      JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                            RATING                     VALUE(+)
($000's omitted)                                                         Moody's  S&P          ($000's omitted)

GAMING (4.7%)
          2,735  Chukchansi Economic Development Authority,
                 Senior Notes, 8.00%, due 11/15/13                       B2       BB-            2,735(n)
          1,860  Majestic Star LLC, Senior Unsecured Notes, 9.75%,
                 due 1/15/11                                             Caa1     CCC+           1,748
          3,355  MGM Grand, Inc., Guaranteed Senior Notes, 6.00%,
                 due 10/1/09                                             Ba2      BB             3,288
            845  Park Place Entertainment, Senior Subordinated
                 Notes, 7.88%, due 3/15/10                               Ba1      B+               815
          3,595  Pokagon Gaming Authority, Senior Notes, 10.38%,
                 due 6/15/14                                             B3       B              3,847(n)
          2,290  San Pasqual Casino, Notes, 8.00%, due 9/15/13           B2       B+             2,273(n)
          1,075  Shingle Springs Tribal Gaming Authority, Senior
                 Notes, 9.38%, due 6/15/15                               B3       B              1,005(n)
          1,035  Station Casinos, Inc., Senior Unsecured Notes,
                 6.00%, due 4/1/12                                       Ba2      B+               947
          2,000  Station Casinos, Inc., Senior Unsecured
                 Subordinated Notes, 6.88%, due 3/1/16                   Ba3      B              1,685
                                                                                             ---------
                                                                                                18,343
                                                                                             ---------
GAS DISTRIBUTION (4.5%)
          1,100  AmeriGas Partners, L.P., Senior Unsecured Notes,
                 7.25%, due 5/20/15                                      B1                      1,029
          3,020  Ferrellgas Partners L.P., Senior Unsecured Notes,
                 8.75%, due 6/15/12                                      B2       B-             3,005
          4,590  Kinder Morgan, Inc., Senior Unsecured Notes,
                 6.50%, due 9/1/12                                       Ba2      BB-            4,361
          2,755  Kinder Morgan, Inc., Guaranteed Notes, 5.70%, due
                 1/5/16                                                  Ba2      BB-            2,445
          6,480  Regency Energy Partners L.P., Senior Unsecured
                 Notes, 8.38%, due 12/15/13                              B2       B              6,674(n)
                                                                                             ---------
                                                                                                17,514
                                                                                             ---------
HEALTH SERVICES (8.1%)
          1,995  Community Health Systems, Inc., Senior Notes,
                 8.88%, due 7/15/15                                      B3       B-             1,938(n)(E)
          4,690  HCA, Inc., Secured Notes, 9.25%, due 11/15/16           B2       BB-            4,655(n)
          6,335  HCA, Inc., Secured Notes, 9.63%, due 11/15/16           B2       BB-            6,287(n)
          2,345  NMH Holdings, Inc., Senior Unsecured Floating Rate
                 Notes, 12.49%, due 9/17/07                              Caa2     CCC+           2,286(n)(u)
          4,800  Service Corp. Int'l, Senior Notes, 6.75%, due 4/1/15    B1       BB-            4,416(n)
          2,650  Service Corp. Int'l, Senior Notes, 7.50%, due 4/1/27    B1       BB-            2,358(n)
          3,280  US Oncology, Inc., Guaranteed Notes, 9.00%, due
                 8/15/12                                                 B1       B-             3,264
          3,065  Ventas Realty L.P., Guaranteed Notes, 6.75%, due
                 6/1/10                                                  Ba2      BB+            3,027
          1,415  Ventas Realty L.P., Guaranteed Notes, 7.13%, due
                 6/1/15                                                  Ba2      BB+            1,369
          1,060  Ventas Realty L.P., Guaranteed Notes, 6.50%, due
                 6/1/16                                                  Ba2      BB+              979
          1,060  Ventas Realty L.P., Guaranteed Notes, 6.75%, due
                 4/1/17                                                  Ba2      BB+              991
                                                                                             ---------
                                                                                                31,570
                                                                                             ---------
HOTELS (1.2%)
          3,680  Host Hotels & Resorts L.P., Secured Notes, 6.88%,
                 due 11/1/14                                                      BB             3,551(E)
          1,250  Host Marriott L.P., Guaranteed Notes, 7.13%, due
                 11/1/13                                                 Ba1      BB             1,216(E)
                                                                                             ---------
                                                                                                 4,767
                                                                                             ---------

See Notes to Schedule of Investments

                                                                                                                      JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                            RATING                     VALUE(+)
($000's omitted)                                                         Moody's  S&P          ($000's omitted)
INVESTMENTS & MISC. FINANCIAL SERVICES (1.4%)
          1,695  Cardtronics, Inc., Senior Subordinated Notes, Ser.
                 B, 9.25%, due 8/15/13                                   Caa1     B-             1,627(n)
          3,795  Cardtronics, Inc., Guaranteed Notes, 9.25%, due
                 8/15/13                                                 Caa1     B-             3,643
                                                                                             ---------
                                                                                                 5,270
                                                                                             ---------
MEDIA - BROADCAST (4.7%)
          3,680  CMP Susquehanna Corp., Guaranteed Notes,
                 9.88%, due 5/15/14                                      B3       CCC            3,422
          2,030  Entercom Radio/Capital, Guaranteed Senior
                 Unsecured Notes, 7.63%, due 3/1/14                      B1       B              1,939
          1,725  LIN Television Corp., Guaranteed Notes, Ser. B,
                 6.50%, due 5/15/13                                      B1       B-             1,660
          5,930  LIN Television Corp., Guaranteed Notes, 6.50%,
                 due 5/15/13                                             B1       B-             5,708
          3,870  Univision Communication, Inc., Senior Notes,
                 9.75%, due 3/15/15                                      B3       CCC+           3,522(n)(E)
          1,285  Young Broadcasting, Inc., Guaranteed Senior
                 Subordinated Notes, 10.00%, due 3/1/11                  Caa1     CCC-           1,169
          1,300  Young Broadcasting, Inc., Senior Subordinated
                 Notes, 8.75%, due 1/15/14                               Caa1     CCC-           1,098(E)
                                                                                             ---------
                                                                                                18,518
                                                                                             ---------
MEDIA - CABLE (4.9%)
            535  CCH I Holdings LLC, Guaranteed Notes, 10.00%,
                 due 5/15/14                                             Caa3     CCC              473(E)
            705  CCH I Holdings LLC, Secured Notes, 11.00%, due
                 10/1/15                                                 Caa2     CCC              705
          2,930  Charter Communications Operating LLC, Senior
                 Notes, 8.38%, due 4/30/14                               B3       B+             2,893(n)
          5,075  DirecTV Holdings LLC, Senior Notes, 8.38%, due
                 3/15/13                                                 Ba3      BB-            5,151
          5,085  EchoStar DBS Corp., Guaranteed Notes, 6.38%,
                 due 10/1/11                                             Ba3      BB-            4,882
          2,570  EchoStar DBS Corp., Guaranteed Notes, 7.00%,
                 due 10/1/13                                             Ba3      BB-            2,467
          2,555  EchoStar DBS Corp., Guaranteed Notes, 7.13%,
                 due 2/1/16                                              Ba3      BB-            2,415
                                                                                             ---------
                                                                                                18,986
                                                                                             ---------
MEDIA - SERVICES (2.4%)
          2,385  Lamar Media Corp., Guaranteed Notes, 7.25%, due
                 1/1/13                                                  Ba3      B              2,290
          3,685  WMG Acquisition Corp., Senior Subordinated Notes,
                 7.38%, due 4/15/14                                      B2       B              3,298
          5,180  WMG Holdings Corp., Guaranteed Notes, Step-Up,
                 0.00%/9.50%, due 12/15/14                               B2       B              3,781**(E)
                                                                                             ---------
                                                                                                 9,369
                                                                                             ---------
METALS/MINING EXCLUDING STEEL (5.8%)
          3,155  Aleris Int'l, Inc., Senior Notes, 9.00%, due 12/15/14   B3       B-             2,950(n)
          3,460  Aleris Int'l, Inc., Senior Subordinated Notes, 10.00%,
                 due 12/15/16                                            Caa1     B-             3,097(n)(E)
          3,820  Arch Western Finance Corp., Guaranteed Notes,
                 6.75%, due 7/1/13                                       B1       BB-            3,476
            745  Freeport-McMoRan Copper & Gold, Senior
                 Unsecured Notes, 8.25%, due 4/1/15                      Ba3      BB               780
          3,555  Freeport-McMoRan Copper & Gold, Senior
                 Unsecured Notes, 8.38%, due 4/1/17                      Ba3      BB             3,733
          6,885  Massey Energy Co., Guaranteed Notes, 6.88%, due
                 12/15/13                                                B2       B+             6,068


See Notes to Schedule of Investments

                                                                                                                      JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                            RATING                     VALUE(+)
($000's omitted)                                                         Moody's  S&P          ($000's omitted)
          2,465  Peabody Energy Corp., Guaranteed Senior Notes,
                 Ser. B, 6.88%, due 3/15/13                              Ba1      BB             2,397
                                                                                             ---------
                                                                                                22,501
                                                                                             ---------
NON-FOOD & DRUG RETAILERS (1.5%)
          1,685  Bon-Ton Department Stores, Inc., Guaranteed
                 Notes, 10.25%, due 3/15/14                              B3       B-             1,516(E)
            835  Claire's Stores, Inc., Senior Notes, 9.63%, due
                 6/1/15                                                  Caa1     CCC+             685(n)
          3,785  GSC Holdings Corp., Guaranteed Notes, 8.00%,
                 due 10/1/12                                             Ba3      BB-            3,828
                                                                                             ---------
                                                                                                 6,029
                                                                                             ---------
PACKAGING (5.5%)
         10,815  Ball Corp., Guaranteed Unsecured Notes, 6.88%,
                 due 12/15/12                                            Ba1      BB            10,707(E)
          2,360  Crown Americas LLC, Guaranteed Notes, 7.75%,
                 due 11/15/15                                            B1       B              2,325(E)
          1,830  Graham Packaging Co., Inc., Guaranteed Notes,
                 9.88%, due 10/15/14                                     Caa1     CCC+           1,720(E)
          3,600  Owens-Brockway Glass Container, Inc., Guaranteed
                 Senior Secured Notes, 8.88%, due 2/15/09                Ba2      BB             3,645
            670  Owens-Brockway Glass Container, Inc., Guaranteed
                 Senior Secured Notes, 7.75%, due 5/15/11                Ba2      BB               680
          2,410  Owens-Brockway Glass Container, Inc., Guaranteed
                 Notes, 8.75%, due 11/15/12                              Ba2      BB             2,506
                                                                                             ---------
                                                                                                21,583
                                                                                             ---------
PRINTING & PUBLISHING (4.9%)
            670  Dex Media West LLC, Senior Unsecured Notes, Ser.
                 B, 8.50%, due 8/15/10                                   B1       B                672
          1,960  Dex Media West LLC, Guaranteed Notes, Ser. B,
                 9.88%, due 8/15/13                                      B2       B              2,058
          2,765  Dex Media, Inc., Senior Disc. Notes, Step-Up,
                 0.00%/9.00%, due 11/15/13                               B3       B              2,488**(E)
          6,025  Idearc, Inc., Guaranteed Notes, 8.00%, due
                 11/15/16                                                B2       B+             5,709
          2,580  R.H. Donnelley Corp., Senior Unsecured Notes,
                 6.88%, due 1/15/13                                      B3       B              2,322
          3,640  R.H. Donnelley Corp., Senior Notes, Ser A-3, 8.88%,
                 due 1/15/16                                             B3       B              3,540
          2,890  Reader's Digest Association, Inc., Senior
                 Subordinated Notes, 9.00%, due 2/15/17                  Caa1     CCC+           2,471(n)(E)
                                                                                             ---------
                                                                                                19,260
                                                                                             ---------
RAILROADS (1.7%)
          1,140  Kansas City Southern Mexico, Senior Notes, 7.38%,
                 due 6/1/14                                              B2       B              1,106(n)
          5,400  TFM SA de C.V., Senior Notes, 9.38%, due 5/1/12         B2                      5,697
                                                                                             ---------
                                                                                                 6,803
                                                                                             ---------
REAL ESTATE DEV. & MGT. (1.3%)
          5,300  American Real Estate Partners, L.P., Senior Notes,
                 8.13%, due 6/1/12                                       Ba3      BB+            5,088
RESTAURANTS (0.7%)
          1,510  NPC Int'l, Inc., Guaranteed Notes, 9.50%, due
                 5/1/14                                                  Caa1     B-             1,389
          1,525  OSI Restaurant Partners, Inc., Senior Notes,
                 10.00%, due 6/15/15                                     Caa1     CCC+           1,327(n)(E)
                                                                                             ---------
                                                                                                 2,716
                                                                                             ---------


See Notes to Schedule of Investments

                                                                                                                      JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                            RATING                     VALUE(+)
($000's omitted)                                                         Moody's  S&P          ($000's omitted)
STEEL PRODUCERS/PRODUCTS (1.6%)
          2,805  Metals U.S.A. Holdings Corp., Senior Floating Rate
                 Notes, 11.36%, due 10/1/07                              Caa1     CCC            2,581(n)(u)
          3,670  Tube City IMS Corp., Guaranteed Notes, 9.75%,
                 due 2/1/15                                              B3       B-             3,569
                                                                                             ---------
                                                                                                 6,150
                                                                                             ---------
SUPPORT-SERVICES (3.5%)
            870  Aramark Corp., Senior Notes, 8.50%, due 2/1/15          B3       B-               820 (n)(E)
          2,285  KAR Holdings, Inc., Guaranteed Notes, 10.00%, due
                 5/1/15                                                  Caa1     CCC            2,011(n)(E)
          4,285  Knowledge Learning Corp., Inc., Guaranteed Notes,
                 7.75%, due 2/1/15                                       B2       B-             3,942(n)
          5,650  Monitronics Int'l, Inc., Guaranteed Notes, 11.75%,
                 due 9/1/10                                              B3       B-             6,159
            785  Rural/Metro Corp., Guaranteed Notes, 9.88%, due
                 3/15/15                                                 B3       CCC+             769
                                                                                             ---------
                                                                                                13,701
                                                                                             ---------
TELECOM - INTEGRATED/SERVICES (5.8%)
          2,355  Citizens Utilities Co., Senior Unsecured Notes,
                 6.63%, due 3/15/15                                      Ba2      BB+            2,119
          1,220  Citizens Utilities Co., Senior Unsecured Notes,
                 7.13%, due 3/15/19                                      Ba2      BB+            1,103
          2,120  Dycom Industries, Inc., Guaranteed Notes, 8.13%,
                 due 10/15/15                                            Ba3      B+             2,078
          3,830  Intelsat Subsidiary Holdings Co. Ltd., Guaranteed
                 Notes, 8.63%, due 1/15/15                               B2       B+             3,840
          2,165  Nordic Telephone Co. Holdings, Secured Notes,
                 8.88%, due 5/1/16                                       B2       B              2,143(n)
          5,000  Qwest Corp., Notes, 8.88%, due 3/15/12                  Ba1      BBB-           5,256
          2,480  Windstream Corp., Guaranteed Notes, 8.13%, due
                 8/1/13                                                  Ba3      BB-            2,508
          3,695  Windstream Corp., Guaranteed Notes, 8.63%, due
                 8/1/16                                                  Ba3      BB-            3,741
                                                                                             ---------
                                                                                                22,788
                                                                                             ---------
THEATERS & ENTERTAINMENT (0.5%)
          1,995  AMC Entertainment, Inc., Guaranteed Notes, Ser. B,
                 8.63%, due 8/15/12                                      Ba3      B-             2,040
TRANSPORTATION EXCLUDING AIR/RAIL (0.3%)
          1,133  Stena AB, Senior Unsecured Notes, 7.00%, due
                 12/1/16                                                 Ba3      BB-            1,116
                                                                                             ---------
                 TOTAL CORPORATE DEBT SECURITIES (COST $391,248)                               377,323
                                                                                             ---------
NUMBER OF SHARES
SHORT-TERM INVESTMENTS (15.3%)
     14,567,474  Neuberger Berman Prime Money Fund Trust Class                                  14,567(@)
     45,013,977  Neuberger Berman Securities Lending Quality Fund,                              45,014(t)
                 LLC                                                                         ---------
                 TOTAL SHORT-TERM INVESTMENTS (COST $59,581)                                    59,581(#)
                                                                                             ---------
                 TOTAL INVESTMENTS (111.8%) (COST $450,829)                                    436,905(##)
                 Liabilities, less cash, receivables and other assets [(11.8%)]               (46,056)
                                                                                             ---------
                 TOTAL NET ASSETS (100.0%)                                                    $390,849
                                                                                             ---------



See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007


SCHEDULE OF INVESTMENTS Lehman Brothers National Municipal Money Fund
---------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                     SECURITY(@@)                       RATING (++)                VALUE (tt)
($000's omitted)                                                                  Moody's       S&P             ($000's omitted)
ARIZONA (5.3%)
     16,595  RBC Muni. Prod., Inc. Trust Var. St. Rev. (Floater Cert.), Ser.
             2007 C-1, (LOC: Royal Bank of Canada), 3.73%, due 8/2/07             VMIG1                         16,595(u)
      3,995  RBC Muni. Prod., Inc. Trust Var. St. Rev. (Floater Cert.), Ser.
             2007 C-6, (LOC: Royal Bank of Canada), 3.73%, due 8/2/07             VMIG1                          3,995(u)
      1,000  Tucson Ind. Dev. Au. Joint Single Family Mtge. Rev., Ser. 2006
             B, (LOC: Government National Mortgage Association), 4.90%, due
             8/3/07                                                               VMIG1                          1,000
                                                                                                                21,590

CALIFORNIA (5.9%)
      1,335  California Statewide Comm. Dev. Corp. Rev. (RL Group LLC), Ser.
             1998 C, (LOC: Mellon 1st Business Bank), 3.81%, due 8/1/07                                          1,335(u)(B)(w)
      5,000  Contra Costa Co. Multi-Family Hsg. Rev. (Pleasant Hill BART
             Transit), Ser. 2006 A, 3.95%, due 4/15/46                                                           5,002(B)
     18,000  Deutsche Bank Spears/Lifers Trust Var. St. Rev., Ser. 2007-116,
             (LOC: Deutsche Bank), 3.87%, due 8/2/07                                                            18,000(u)
                                                                                                                24,337

COLORADO (1.8%)
      1,000  Central Platte Valley Metro. Dist., Ser. 2006, (LOC: BNP
             Paribas), 3.70%, due 12/1/07                                                       A-1+             1,000(u)
      2,500  Denver City & Co. Arpt. Rev., Sub. Ser. 2005 C-2, (CIFG
             Insured), 3.72%, due 8/1/07                                          VMIG1         A-1              2,500(u)(y)
      1,995  El Paso Co. Single Family Mtge. Rev. (Merlots), Ser. 2007 C44,
             (LOC: Government National Mortgage Association), 3.73%, due
             8/1/07                                                               VMIG1                          1,995 (u)(d)
      1,811  Rev. Bond Cert. Ser. Trust Var. St., (Sterling Park), Ser. 2006,
             (AIG Insured), 3.83%, due 8/2/07                                                                    1,811(u)
                                                                                                                 7,306

FLORIDA (5.1%)
      4,250  Lee Co. Hsg. Fin. Au. Single Family Mtge. Rev., Ser. 2006 D,
             (LOC: TransAmerica Bank), 3.90%, due 9/5/07                          MIG1                           4,250(OO)
        960  Ocean Hwy. & Port Au. Rev., Ser. 1990, (LOC: Wachovia Bank &
             Trust Co.), 3.73%, due 8/1/07                                        VMIG1         A-1+               960(u)
        690  Orange Co. Hsg. Fin. Au. Multi-Family Rev., Ser. 2000 E, (LOC:
             Bank of America), 3.70%, due 8/1/07                                  VMIG1                            690(u)(B)(OO)
      8,090  Orange Co. Hsg. Fin. Au. Multi-Family Rev. (Putters), Ser. 2005-
             1179, (LOC: JP Morgan Chase), 3.71%, due 8/2/07                      VMIG1                          8,090(u)
      7,000  St. John's Co. Ind. Dev. Au. IDR (Rulon Co. Proj.), Ser. 2004,
             (LOC: Coastal Bank of Georgia), 3.71%, due 8/2/07                                                   7,000(u)(B)(OO)
                                                                                                                20,990

GEORGIA (5.5%)
      4,000  Atlanta Arpt. Rev. (Merlots), Ser. 2000 CCC, (FGIC Insured),
             3.73%, due 8/1/07                                                    VMIG1                          4,000(u)(ii)
      1,000  Atlanta Arpt. Rev. (Merlots), Ser. 2004 C14, (FSA Insured),
             3.73%, due 8/1/07                                                    VMIG1                          1,000(u)(ii)
      1,800  Atlanta Urban Residential Fin. Au. Multi-Family Hsg. Rev.
             (Capitol Gateway Apts.), Ser. 2005, (LOC: Bank of America),
             3.72%, due 8/2/07                                                                  A-1+             1,800(u)(B)

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers National Municipal Money Fund cont'd
----------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                     SECURITY(@@)                       RATING (++)                VALUE (tt)
($000's omitted)                                                                  Moody's       S&P             ($000's omitted)
      2,450  Carroll Co. Dev. Au. Rev. (Royal Metal Prod., Inc., Proj.), Ser.
             2007, (LOC: Branch Banking & Trust Co.), 3.75%, due 8/2/07           VMIG1                          2,450(u)(B)
      2,000  Cartersville Dev. Au. IDR (Bliss & Laughlin), Ser. 1988, (LOC:
             Bank of America), 3.78%, due 8/2/07                                                                 2,000(u)(B)
      7,900  Cobb Co. Hsg. Au. Multi-Family Hsg. Rev. (Woodchase Village
             Apts. Proj.), Ser. 2003, (LOC: Regions Bank), 3.73%, due 8/2/07      VMIG1                          7,900(u)(B)
      1,015  Douglas Co. Dev. Au. IDR (Whirlwind Steel Bldg.), Ser. 1997,
             (LOC: JP Morgan Chase), 3.95%, due 8/2/07                                                           1,015(u)(B)
      2,520  Gordon Co. Dev. Au. IDR (Nance Carpet & Rug, Inc., Proj.), Ser.
             2006, (LOC: Branch Banking & Trust Co.), 3.75%, due 8/2/07                                          2,520(u)(B)
                                                                                                                22,685

IDAHO (3.1%)
         95  Idaho Hsg. & Fin. Assoc. (Merlots), Ser. 2002 A38, (LOC:
             Wachovia Bank & Trust Co.), 3.73%, due 8/1/07                        VGIM1                             95(u)
     12,695  Puttable Floating Option Tax-Exempt Receipts, Ser. 2007, (LOC:
             Merrill Lynch Capital Markets), 3.71%, due 8/2/07                    VMIG1                         12,695(u)
                                                                                                                12,790

ILLINOIS (11.9%)
      2,440  Aurora IDR (FIS Aurora Invest LLC Proj.), Ser. 2001 A, (LOC:
             National City Bank), 3.74%, due 8/2/07                                                              2,440(u)(B)
      5,000  Aurora Single Family Mtge. Rev. (Merlots), Ser. 2007 C55, (LOC:
             Government National Mortgage Association), 3.73%, due 8/1/07                       A-1+             5,000(u)(d)
      7,400  Aurora Single Family Mtge. Rev. (Merlots), Ser. 2007 E04, (LOC:
             Government National Mortgage Association), 3.73%, due 8/1/07                       A-1+             7,400(u)(d)
      4,500  Chicago Enterprise Zone Rev. (J & A LLC Proj.), Ser. 2002, (LOC:
             Charter One Bank), 3.74%, due 8/2/07                                                                4,500(u)
      1,165  Chicago Multi-Family Hsg. Rev. (Churchview Supportive Living
             Fac.), Ser. 2003, (LOC: Harris Trust & Savings), 3.73%, due
             8/2/07                                                               VMIG1                          1,165(u)(B)
      4,000  Chicago Single Family Mtge. Rev., Ser. 2007 2D, (LOC: Depfa Bank
             PLC), 3.95%, due 7/1/08                                                                             4,000(O)
      2,500  Chicago Single Family Mtge. Rev., Ser. 2007 2F, (LOC: Calyon
             Bank), 3.93%, due 7/1/08                                                                            2,500(O)
      2,011  Decatur Park Dist. G.O., Ser. 2007 B, 4.25%, due 12/15/07                                           2,014
      1,639  Dundee Township Park Dist. G.O., Ser. 2006, 4.35%, due 12/1/07                                      1,643
      1,500  Elmhurst IDR (Randall Mfg. Prod. Proj.), Ser. 2002, (LOC:
             LaSalle National Bank), 3.81%, due 8/2/07                                          A-1              1,500(u)(B)
        500  Illinois Dev. Fin. Au. Affordable Hsg. Rev. (Cinnamon Lake
             Towers), Ser. 1997, (LOC: Bank One), 3.73%, due 8/1/07                             A-1+               500(u)(B)
        700  Illinois Dev. Fin. Au. IDR (Florence Corp. Proj.), Ser. 1997,
             (LOC: Bank One), 3.95%, due 8/2/07                                                                    700(u)(B)(OO)
        980  Illinois Dev. Fin. Au. IDR (JVM LLC Proj.), Ser. 2001, (LOC:
             Fifth Third Bank), 3.77%, due 8/2/07                                                                  980(u)(B)
      4,570  Illinois Dev. Fin. Au. IDR (Trim Rite Food Corp. Proj.), Ser.
             2000, (LOC: Fifth Third Bank), 3.74%, due 8/3/07                                                    4,570(u)(B)

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers National Municipal Money Fund cont'd
----------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                     SECURITY(@@)                       RATING (++)                VALUE (tt)
($000's omitted)                                                                  Moody's       S&P             ($000's omitted)
        640  Illinois Dev. Fin. Au. Rev. (Providence St. Mel Sch. Proj.),
             Ser. 2002, (LOC: Bank One), 3.68%, due 8/1/07                        VMIG1                            640(u)(B)
        500  Illinois Fin. Au. IDR (E Kinast Proj.), Ser. 2005 A, (LOC: JP
             Morgan Chase), 3.95%, due 8/2/07                                                                      500(u)(B)
      3,400  Illinois Fin. Au. IDR (Injection Plastic Corp.), Ser. 2006 A,
             (LOC: Wachovia Bank & Trust Co.), 3.78%, due 8/1/07                                                 3,400(u)(B)
      1,000  Illinois Fin. Au. IDR (Meyer Ind. LLC Proj.), Ser. 2006, (LOC:
             Fifth Third Bank), 3.77%, due 8/2/07                                                                1,000(u)(B)
        930  Illinois Fin. Au. IDR (Transparent Container Proj.), Ser. 2004,
             (LOC: Bank One), 3.68%, due 8/2/07                                   VMIG1                            930(u)(B)
        930  Illinois Std. Assist. Commission Std. Loan Rev., Ser. 1997 A,
             (LOC: Bank One), 3.69%, due 8/1/07                                   VMIG1                            930(u)
      2,620  Upper Illinois River Valley Dev. Au. IDR (Advanced Drainage
             Sys.), Ser. 2002, (LOC: National City Bank), 3.74%, due 8/2/07                                      2,620(u)(B)
                                                                                                                48,932

INDIANA (9.4%)
      2,000  Bartholomew Cons. Sch. Corp. Ind. Tax Anticipation Warrants,
             Ser. 2007, 4.00%, due 12/31/07                                                                      2,003
      4,000  Columbus Econ. Dev. Rev. (Arbors at Waters Edge Apts.), Ser.
             2004, (LOC: Federal Home Loan Bank), 3.71%, due 8/2/07               VMIG1                          4,000(u)
      2,680  Concord Comm. Sch. Tax Anticipation Warrants, Ser. 2007, 3.90%,
             due 12/31/07                                                                                        2,682
      2,000  Crawfordsville Econ. Dev. Ref. Rev. (Pedcor Investments-Shady),
             Ser. 1993, (LOC: Federal Home Loan Bank), 3.72%, due 8/2/07          VMIG1                          2,000(u)
      3,570  Elkhart Co. Econ. Dev. Rev. (Carriage, Inc. Proj.), Ser. 2006,
             (LOC: National City Bank), 3.74%, due 8/2/07                                                        3,570(u)
        585  Elkhart Co. Econ. Dev. Rev. (Pinnacle Bldg. Sys. Corp.), Ser.
             1999, (LOC: Bank One Indiana), 3.95%, due 8/1/07                                                      585(u)(B)
      1,400  Hamilton Southeastern Sch. Warrants, Ser. 2007, 3.80%, due
             12/31/07                                                                                            1,401
        500  Hammond Econ. Dev. Rev. (A.M. Castle & Co. Proj.), Ser. 1994,
             (LOC: Bank of America), 3.95%, due 8/2/07                                                             500(u)(B)
      7,725  Indiana Hsg. & CDA Single Family Mtge Rev. (Putters), Ser. 2007-
             1847, (LOC: JP Morgan Chase), 3.71%, due 8/2/07                      VMIG1                          7,725(u)
      2,650  Johnson Co. Tax Anticipation Warrants, Ser. 2007, 4.35%, due
             12/31/07                                                                                            2,656
        970  Kendallville Econ. Dev. Rev. (Metal Shred Ind. Proj.), Ser.
             2006, (LOC: Fifth Third Bank), 3.74%, due 8/3/07                                                      970(u)(B)
      1,890  Kokomo Econ. Dev. Rev. (Village Comm. Partners IV Proj.), Ser.
             1995, (LOC: Federal Home Loan Bank), 3.72%, due 8/2/07               VMIG1                          1,890(u)(B)
      1,089  La Porte Co. Econ. Dev. Rev. (Pedcor Investments-Woodland), Ser.
             1994, (LOC: Federal Home Loan Bank), 3.73%, due 8/2/07               VMIG1                          1,089(u)
      2,600  La Porte Co. Econ. Dev. Rev. (Van Air Proj.), Ser. 2007, (LOC:
             LaSalle National Bank), 3.76%, due 8/1/07                                                           2,600(u)

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers National Municipal Money Fund cont'd
----------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                     SECURITY(@@)                       RATING (++)                VALUE (tt)
($000's omitted)                                                                  Moody's       S&P             ($000's omitted)
      1,087  Noblesville Econ. Dev. Rev. (Princeton Lakes Apts. Proj.), Ser.
             2003 B, (LOC: Federal Home Loan Bank), 3.74%, due 8/2/07                           A-1+             1,087(u)
      1,105  North Vernon Econ. Dev. Rev. (Oak Meadows Apt. Proj.), Ser.
             1995, (LOC: Federal Home Loan Bank), 3.74%, due 8/1/07                             A-1+             1,105(u)
      2,150  Spencer Owen Comm. Schs. Tax Anticipation Warrants, Ser. 2007,
             3.90%, due 12/31/07                                                                                 2,151
        500  Tippecanoe Co. Econ. Dev. Ref. Rev. (Lafayette Venetian Blind),
             Ser. 2004, (LOC: PNC Bank), 3.74%, due 8/2/07                                                         500(u)(B)
                                                                                                                38,514

IOWA (0.6%)
        400  Mason City IDR (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC:
             Wachovia Bank & Trust Co.), 3.75%, due 8/1/07                                                         400(u)(B)
      2,215  Sergeant Bluff IDR (Sioux City Brick & Tile Proj.), Ser.1996,
             (LOC: U.S. Bank), 3.68%, due 8/2/07                                                                 2,215(u)(B)
                                                                                                                 2,615

KANSAS (1.0%)
      3,925  Junction City G.O., Ser. 2007 A, 5.00%, due 6/1/08                                                  3,956

KENTUCKY (4.8%)
        200  Bardstown Ind. Rev. (JAV Invt. LLC Proj.), Ser. 2001, (LOC: Bank
             One Michigan), 3.95%, due 8/2/07                                                                      200(u)(B)
      2,790  Boone Co. Ind. Bldg. Rev. (Benda-Lutz Corp. Proj.), Ser. 2005,
             (LOC: Fifth Third Bank), 3.74%, due 8/3/07                                                          2,790(u)(B)
      2,700  Boone Co. Ind. Bldg. Rev. (Kiswel, Inc. Proj.), Ser. 2007, (LOC:
             Brank Banking & Trust Co.), 3.75%, due 8/2/07                        VMIG1                          2,700(u)(B)
      2,875  Fort Mitchell Ind. Bldg. Rev. (Grandview/Hemmer Proj.), Ser.
             1986, (LOC: PNC Bank), 3.90%, due 8/1/16 Putable 8/1/2007                                           2,875(u)
      4,000  Fulton Co. Ind. Bldg. Rev. (Burke Parsons Bowlby Corp.), Ser.
             2006, (LOC: Branch Banking & Trust Co.), 3.75%, due 8/2/07                                          4,000(u)(B)
      1,800  Lexington-Fayette Urban Co. Arpt. Corp. Rev. Ref. (1st Mtg.),
             Ser. 1998 C, (MBIA Insured), 3.79%, due 8/1/07                       VMIG1                          1,800(u)(p)
      5,000  Minor Lane Heights Solid Waste Disp. Rev. (Waste Management LLC
             Proj.), Ser. 2003, (LOC: Wachovia Bank & Trust Co.), 3.70%, due
             8/2/07                                                                             A-1+             5,000(u)(B)
        315  Trimble Co. Econ. Dev. Rev. (Synthetic Materials Proj.), Ser.
             2000, (LOC: Citizens Bank), 3.78%, due 8/2/07                                                         315(u)(B)
                                                                                                                19,680

LOUISIANA (0.7%)
      1,000  Calcasieu Parish Pub. Trust Au. Gulf Opportunity Zone Rev.
             (Delta Equine Ctr. LLC Proj.), Ser.  2007, (LOC: Branch Banking
             & Trust Co.), 3.75%, due 8/2/07                                                                     1,000(u)(B)
      2,000  Louisiana Local Gov't. Env. Facs. & Comm. Dev. Rev. (SRL
             Holdings LLC Proj.), Ser. 2007, (LOC: Branch Banking & Trust
             Co.), 3.75%, due 8/2/07                                                                             2,000(u)(B)
                                                                                                                 3,000

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers National Municipal Money Fund cont'd
----------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                     SECURITY(@@)                       RATING (++)                VALUE (tt)
($000's omitted)                                                                  Moody's       S&P             ($000's omitted)
MAINE (0.1%)
        500  Westbrook Rev. (Corriveau-Routhier, Inc. Proj.), Ser. 1986,
             (LOC: Fleet National Bank), 3.90%, due 12/15/07                                                       500(u)(B)

MARYLAND (0.4%)
      1,755  Howard Co. IDR (Preston CT Ltd. Partnership), Ser. 1986, (LOC:
             SunTrust Bank), 3.90%, due 8/1/07                                                  A-1+             1,755(u)(OO)

MASSACHUSETTS (0.7%)
      3,000  Cape Cod Reg. Transit Au. RANS, Ser. 2007, 4.00%, due 7/31/08                                       3,002

MICHIGAN (0.4%)
      1,000  ABN Amro Munitops Cert. Trust (Michigan AMT Trust Cert.), Ser.
             2004-2, (LOC: Government National Mortgage Association), 3.71%,
             due 8/2/07                                                           VMIG1                          1,000(u)(a)
        790  Wayne Co. Arpt. Au. Rev. (Floaters), Ser. 2006-1327, (MBIA
             Insured), 3.69%, due 8/2/07                                          VMIG1                            790(u)(y)
                                                                                                                 1,790

MINNESOTA (1.1%)
        100  Blaine IDR (SUPERVALU, Inc. Proj.), Ser. 1993, (LOC: Wachovia
             Bank & Trust Co.), 3.75%, due 8/1/07                                                                  100(u)(B)
      2,415  Plymouth Multi-Family Hsg. Ref. Rev. (At the Lake Apts. Proj.),
             Ser. 2004, (LOC: Freddie Mac), 3.71%, due 8/2/07                     VMIG1                          2,415(u)(B)
        280  Roseville Private Sch. Fac. Rev. (Northwestern College Proj.),
             Ser. 2002, (LOC: Marshall & Ilsley), 3.75%, due 8/1/07               VMIG1                            280(u)(B)
        500  Rush City IDR (Plastech Corp. Proj.), Ser. 1999, (LOC: U.S.
             Bank), 3.86%, due 8/2/07                                                                              500(u)
      1,155  St. Paul Hsg. & Redev. Au. Rev. (Goodwill/Easter Seals Proj.),
             Ser. 2000, (LOC: U.S. Bank), 3.79%, due 8/2/07                                                      1,155(u)(B)
        100  Woodbury Private Sch. Fac. Rev. (St. Ambrose Proj.), Ser. 1999,
             (LOC: U.S. Bank), 3.80%, due 8/1/07                                                                   100(u)(B)
                                                                                                                 4,550

MISSOURI (4.9%)
      1,000  Clayton Ind. Dev. Au. Ind. Ref. Rev. (Bailey Court Proj.), Ser.
             1989, (LOC: Commerce Bank N.A.), 3.76%, due 8/1/07                                 A-1              1,000(u)
        300  Hannibal Ind. Dev. Au. Ind. Rev. (Buckhorn Rubber Prods. Proj.),
             Ser. 1995, (LOC: JP Morgan Chase), 3.95%, due 8/2/07                                                  300(u)(B)
        100  Jefferson Co. Ind. Dev. Au. Ind. Rev. (GHF Holdings LLC Proj.),
             Ser. 1994, (LOC: LaSalle National Bank), 3.95%, due 8/2/07                                            100(u)(B)
      4,000  Missouri St. Env. Imp. & Energy Res. Au. Env. Imp. Rev.
             (UtiliCorp United, Inc. Proj.), Ser. 1993, (LOC: Citibank,
             N.A.), 3.95%, due 8/1/07                                             P-1           A-1+             4,000(u)(B)
      2,000  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Christian
             Brothers), Ser. 2002 A, (LOC: Commerce Bank N.A.), 3.75%, due
             8/1/07                                                                             A-1              2,000(u)(B)
      1,015  Missouri St. Pub. Utils. Commission Rev. (Interim Construction
             Notes), Ser. 2006, 4.50%, due 9/15/07                                MIG1                           1,016
     11,645  Puttable Floating Option Tax-Exempt Receipts, Ser. 2007, (FSA
             Insured), 3.69%, due 8/2/07                                                                        11,645(u)(p)
                                                                                                                20,061

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers National Municipal Money Fund cont'd
----------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                     SECURITY(@@)                       RATING (++)                VALUE (tt)
($000's omitted)                                                                  Moody's       S&P             ($000's omitted)
MONTANA (0.5%)
      2,000  Montana St. Board of Investments Rev. (Muni. Fin. Cons. Act-
             Intercap), Ser. 1994, 3.85%, due 3/1/09 Putable 3/1/08               VMIG1                          2,000(u)

NEBRASKA (0.0%)
        100  Norfolk IDR Ref. (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC:
             Wachovia Bank & Trust Co.), 3.75%, due 8/1/07                                                         100(u)(B)

NEVADA (0.4%)
      1,495  Clark Co. IDR (Floaters), Ser. 2007-1843, (AMBAC Insured),
             3.66%, due 8/2/07                                                                  A-1              1,495(u)(y)

NEW HAMPSHIRE (1.1%)
      1,200  Cheshire Co. G.O. TANS, Ser. 2007, 3.75%, due 12/27/07                                              1,200
      1,500  Merrimack Co. G.O. TANS, Ser. 2007, 4.25%, due 12/28/07                                             1,503
      1,660  New Hampshire St. Hsg. Fin. Au. Multi-Family Rev., Ser. 2006,
             (LOC: Merrill Lynch Capital Markets), 3.70%, due 8/2/07              VMIG1                          1,660(u)
                                                                                                                 4,363

NEW JERSEY (2.1%)
      7,665  New Jersey Econ. Dev. Au. Econ. Dev. Rev. (Stamato Realty LLC
             Proj.), Ser. 2001, (LOC: Comerica Bank), 3.75%, due 8/2/07                                          7,665(u)(B)
        845  New Jersey Econ. Dev. Au. Econ. Dev. Rev. (Wearbest SIL-TEX
             Mills Proj.), Ser. 2000, (LOC: Bank of New York), 3.75%, due
             8/1/07                                                                                                845(u)(B)
                                                                                                                 8,510

NEW MEXICO (0.1%)
        225  Las Cruces IDR (Parkview Metal Prod. Proj.), Ser. 1997, (LOC:
             America National Bank & Trust Co.), 3.95%, due 8/2/07                                                 225(u)(B)

NORTH CAROLINA (1.3%)
      1,550  Iredell Co. Ind. Fac. & Poll. Ctrl. Fin. Au. Ind. Rev. (Riley
             Technologies Proj.), Ser. 2006, (LOC: Branch Banking & Trust
             Co.), 3.75%, due 8/2/07                                                                             1,550(u)(B)
      2,000  Lincoln Co. Ind. Fac. & Poll. Ctrl. Fin. Au. Rev. Ind. Dev.
             (Sabo USA, Inc. Proj.), Ser. 2007, (LOC: LaSalle National Bank),
             3.75%, due 8/2/07                                                    VMIG1                          2,000(u)
      1,875  North Carolina HFA, Ser. 2002, (LOC: Citibank, N.A.), 3.70%, due
             8/2/07                                                               VMIG1                          1,875(u)
                                                                                                                 5,425

NORTH DAKOTA (0.4%)
        800  Bismarck IDR Ref. (SUPERVALU, Inc. Proj.), Ser. 1995, (LOC:
             Wachovia Bank & Trust Co.), 3.75%, due 8/1/07                                                         800(u)(B)
      1,000  North Dakota HFA Rev. (Fin. Prog. Home Mtge.), Ser. 2004 B,
             (LOC: KBC Bank N.V.), 3.69%, due 8/1/07                              VMIG1                          1,000(u)
                                                                                                                 1,800

OHIO (3.1%)
      1,000  American Muni. Pwr. BANS (Bryan Elec. Sys.), Ser. 2006, 3.90%,
             due 8/17/07                                                                                         1,000
      1,750  American Muni. Pwr. BANS (Montpelier Proj.), Ser. 2007, 3.95%,
             due 7/3/08                                                                                          1,750
      2,060  American Muni. Pwr. BANS (Shelby Proj.), Ser. 2006, 3.70%, due
             11/15/07                                                                                            2,060

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers National Municipal Money Fund cont'd
----------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                     SECURITY(@@)                       RATING (++)                VALUE (tt)
($000's omitted)                                                                  Moody's       S&P             ($000's omitted)
      1,775  Marion Co. IDR (Mid-Ohio Packaging Co. Proj.), Ser. 1995, (LOC:
             JP Morgan Chase), 3.79%, due 8/2/07                                                                 1,775(u)
      1,910  Marysville Wtr. & Swr. G.O. BANS, Ser. 2007, 4.50%, due 1/24/08                                     1,917
      1,800  Revenue Bond Cert. Ser. Trust Var. St. (Park Trails), Ser. 2007-
             3, 3.83%, due 8/2/07                                                                                1,800(u)
        115  Trumbull Co. IDR (UTD Steel Svc., Inc. Proj.), Ser. 2000, (LOC:
             JP Morgan Chase), 4.10%, due 8/2/07                                                                   115(u)(B)
      1,155  Warren Co. IDR (PAC Mfg. Proj.), Ser. 2000, (LOC: Bank of
             America), 3.80%, due 8/1/07                                                        A-1+             1,155(u)(B)
        960  Wood Co. IDR (Reclamation Technologies), Ser. 2006, (LOC:
             National City Bank), 3.74%, due 8/2/07                                                                960(u)(B)
                                                                                                                12,532

OREGON (0.2%)
        705  Marion Co. Hsg. Au. Rev. (Residence at Marian), Ser. 1997, (LOC:
             U.S. Bank), 3.76%, due 8/2/07                                                      A-1+               705(u)(B)

PENNSYLVANIA (3.5%)
      4,000  Crawford Co. Ind. Dev. Au. Rev. (Acutec Precision), Ser. 2007,
             (LOC: National City Bank), 3.74%, due 8/2/07                                                        4,000(u)(B)
      3,200  Fayette Co. Ind. Dev. Au. IDR (Coastal Lumber Co. Proj.), Ser.
             2006, (LOC: Branch Banking & Trust Co.), 3.75%, due 8/2/07                                          3,200(u)(B)
      2,805  Lackawanna Co. Ind. Dev. Au. Rev. (Material Technology Proj.),
             Ser. 2006, (LOC: Wachovia Bank & Trust Co.), 3.78%, due 8/2/07                                      2,805(u)(B)
      3,425  Montgomery Co. Ind. Dev. Au. Rev. (RAF Pennsburg Proj.), Ser.
             2006 A, (LOC: Wachovia Bank & Trust Co.), 3.73%, due 8/2/07          VMIG1                          3,425(u)(B)
      1,150  Pennsylvania Econ. Dev. Fin. Au. Econ. Dev. Rev., Ser. 2006 A2,
             (LOC: PNC Bank), 3.70%, due 8/2/07                                                 A-1              1,150(u)(B)
                                                                                                                14,580

RHODE ISLAND (0.3%)
      1,180  Rhode Island St. Ind. Facs. Corp. IDR (Precision Turned
             Components Proj.), Ser. 2000, (LOC: Bank of America), 3.75%, due
             8/1/07                                                                             A-1+             1,180(B)

SOUTH CAROLINA (3.9%)
      2,775  Jasper Co. BANS, Ser. 2007, 4.25%, due 2/15/08                                                      2,781
        500  South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (Mancor Ind.,
             Inc. Proj.), Ser. 1999, (LOC: PNC Bank), 3.74%, due 8/2/07                                            500(u)(B)
      5,000  South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (Standard
             Pywoods, Inc. Proj.), Ser. 2007, (LOC: Branch Banking & Trust
             Co.), 3.75%, due 8/2/07                                              VMIG1                          5,000(B)
      4,125  South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (Woodhead LLC
             Proj.), Ser. 2007 A, (LOC: Columbus Bank & Trust), 3.71%, due
             8/2/07                                                                                              4,125(u)(B)
        150  South Carolina Jobs Econ. Dev. Au. IDR (Florence RHF Hsg.
             Proj.), Ser. 1987 A, (LOC: Wachovia Bank & Trust Co.), 3.90%,
             due 8/1/07                                                                                            150(u)(B)
      3,420  Three Rivers Solid Waste Au. Solid Waste Disposal Fac. Ref. Rev.
             BANS, Ser. 2007, 3.72%, due 1/15/08                                                SP-1+            3,420
                                                                                                                15,976

SOUTH DAKOTA (0.0%)
         80  Watertown IDR Ref. (Ramkota, Inc. Proj.), Ser. 1993, (LOC: U.S.
             Bank), 3.79%, due 8/2/07                                                                               80(u)(B)

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers National Municipal Money Fund cont'd
----------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                     SECURITY(@@)                       RATING (++)                VALUE (tt)
($000's omitted)                                                                  Moody's       S&P             ($000's omitted)
        125  Watertown IDR Ref. (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC:
             Wachovia Bank & Trust Co.), 3.75%, due 8/1/07                                                         125(u)(B)
                                                                                                                   205

TENNESSEE (1.8%)
        270  Memphis G.O., Ser. 1995 A, (LOC: Westdeutsche Landesbank
             Girozentrale), 3.90%, due 8/1/07                                     VMIG1         A-1+               270(u)
        600  Memphis G.O., Ser. 1995 B, (LOC: Westdeutsche Landesbank
             Girozentrale), 3.95%, due 8/1/07                                     VMIG1         A-1+               600(u)
      2,110  Rutherford Co. IDB IDR (Tenn. Farmers Coop. Proj.), Ser. 1999,
             (LOC: AMSouth Bank), 3.76%, due 8/2/07                                                              2,110(u)(B)
      3,200  Shelby Co. Hlth., Ed. & Hsg. Fac. Board Multi-Family Hsg. Rev.
             (Lexington), Ser. 2005 A, (LOC: Fannie Mae), 3.76%, due 8/2/07       VMIG1                          3,200(u)
        300  Stewart Co. IDB Rev. (Synthetic Materials Proj.), Ser. 1999 A,
             (LOC: Citizens Bank), 3.78%, due 8/2/07                                                               300(u)(B)
        730  Stewart Co. IDB Rev. (Synthetic Materials Proj.), Ser. 1999 C,
             (LOC: Citizens Bank), 3.78%, due 8/2/07                                                               730(u)(B)
                                                                                                                 7,210

TEXAS (12.7%)
        615  Bell Co. Hlth. Fac. Dev. Corp. Rev. (Hlth. Fac. Baptist Care,
             Inc.), Ser. 1998, (LOC: Broadway National Bank), 3.90%, due
             8/2/07                                                               VMIG1                            615(u)(B)(j)
     10,125  Bexar Co. Hsg. Fin. Corp. Multi-Family Hsg. Rev., Ser. 2007,
             (LOC: Citigroup Global Markets), 3.74%, due 8/2/07                   VMIG1                         10,125(u)
     18,450  Brazos River Harbor Navigation Dist. Brazoria Co. Rev. (BASF
             Corp. Proj.), Ser. 2001, 3.85%, due 8/1/07                                         A-1+            18,450(u)(B)
      1,300  Dallas Fort Worth Int'l Arpt. Rev. (Putters), Ser. 2004-385,
             (FGIC Insured), 3.71%, due 8/2/07                                    VMIG1         A-1+             1,300(u)(s)
      1,340  Harris Co. Ind. Dev. Corp. IDR (Precision Gen., Inc. Proj.),
             Ser. 1991, (LOC: Morgan Guaranty Trust), 3.68%, due 8/2/07                         A-1+             1,340(u)(B)
      4,200  McAllen Ind. Dev. Au. Rev. (Ridge Sharyland), Ser. 2000, 5.64%,
             due 8/2/07                                                                                          4,287(u)
      7,960  Texas St. Affordable Hsg. Corp. Single Family Mtge. Rev.
             (Merlots), Ser. 2007 C62, (Federal Home Loan Bank), 3.73%, due
             8/1/07                                                               VMIG1                          7,960(u)(d)
      7,980  Victory Street Pub. Fac. Corp. Multi-Family Rev., Ser. 2007,
             (LOC: Citigroup Global Markets), 3.74%, due 8/2/07                   VMIG1                          7,980(u)
                                                                                                                52,057

VIRGINIA (6.7%)
      2,500  Amherst Co. Econ. Dev. Au. IDR (Englands Stove Works Proj.),
             Ser. 2007, (LOC: Branch Banking & Trust Co.), 3.75%, due 8/2/07                                     2,500(u)(B)
      7,325  BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-1006, (LOC:
             Branch Banking & Trust Co.), 3.79%, due 8/2/07                       VMIG1                          7,325(u)
      2,210  Southampton Co. IDA Rev. (Feridies Proj.), Ser. 2006, (LOC:
             Branch Banking & Trust Co.), 3.75%, due 8/2/07                                                      2,210(u)(B)
      3,000  Sussex Co. Ind. Dev. Au. IDR (McGill Env. Sys.), Ser. 2007,
             (LOC: Branch Banking & Trust Co.), 3.75%, due 8/2/07                 VMIG1                          3,000(u)(B)

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers National Municipal Money Fund cont'd
----------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                     SECURITY(@@)                       RATING (++)                VALUE (tt)
($000's omitted)                                                                  Moody's       S&P             ($000's omitted)
      2,945  Tazewell Co. Ind. Dev. Au. Rev. (Jennmar Corp., Inc.), Ser.
             2007, (LOC: PNC Bank), 3.74%, due 8/2/07                                                            2,945(u)(B)
      7,360  Virginia St. Hsg. Dev. Au. (Merlots), Ser. 2006 C-03, (LOC: Bank
             of New York), 3.73%, due 8/1/07                                                    A-1+             7,360(u)
      1,865  Virginia St. Hsg. Dev. Au. Commonwealth Mtge. (Merlots), Ser.
             2006-C07, (LOC: Bank of New York), 3.73%, due 8/1/07                               A-1+             1,865(u)
        250  Wythe Co. Ind. Dev. Au. Rev. (Klockner-Pentaplast of America),
             Ser. 1989, (LOC: Deutsche Bank), 3.78%, due 8/2/07                                                    250(u)(B)
                                                                                                                27,455

WASHINGTON (2.9%)
        100  Seattle Hsg. Au. Rev. (High Point Proj.), Ser. 2003, (LOC: Bank
             of America), 3.69%, due 8/2/07                                       VMIG1                            100(u)(B)
      4,300  Washington St. Econ. Dev. Fin. Au. Rev. (Canam Steel Proj.),
             Ser. 2000 D, (LOC: Toronto Dominion Bank), 3.72%, due 8/2/07                       A-1+             4,300(u)(B)
      7,395  Washington St. Hsg. Fin. Commission Multi-Family Hsg. Rev., Ser.
             2007, (LOC: Citigroup Global Markets), 3.74%, due 8/2/07             VMIG1                          7,395(u)
                                                                                                                11,795

WEST VIRGINIA (0.2%)
      1,000  Marshall Co. Poll. Ctrl. Ref. Rev. (Allied Signal Proj.), Ser.
             1994, 3.71%, due 8/1/07                                                            A-1              1,000(u)(B)

WISCONSIN (1.1%)
        425  Elkhorn IDR (Lanco Precision Plus Proj.), Ser. 1999, (LOC: Bank
             One), 3.95%, due 8/1/07                                                                               425(u)(B)
      4,000  Whitehall IDR (Whitehall Specialties), Ser. 2007, (LOC: JP
             Morgan Chase), 3.68%, due 8/2/07                                                                    4,000(u)(B)
        200  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Meriter Hosp., Inc.
             Proj.), Ser. 2002, (LOC: Marshall & Ilsley), 3.75%, due 8/1/07                     A-1                200(u)(B)
                                                                                                                 4,625

             TOTAL INVESTMENTS (105.0%)                                                                        431,291

             Liabilities, less cash, receivables and other assets [(5.0%)]                                    (20,716)

             TOTAL NET ASSETS (100.0%)                                                                        $410,575

See Notes to Schedule of Investments


                                                                                                                JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Securities Trust
------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT             SECURITY(@@)                                             RATING                  VALUE(+)
($000's omitted)                                                                  Moody's   S&P      (000's omitted)
ALABAMA (3.7%)
               1,000    Jefferson Co. Cap. Imp. & Ref. Warrants, Ser. 2003-A,
                        (MBIA Insured), 5.00%, due 4/1/18                         Aaa        AAA               1,035
                                                                                                        ------------

ALASKA (3.0%)
                 795    Alaska St. Int'l. Arpts. Ref. Rev., Ser. 2006 A, (MBIA
                        Insured), 5.00%, due 10/1/17                              Aaa        AAA                 831
                                                                                                        ------------
CALIFORNIA (9.5%)
                 500    California St. Econ. Rec. G.O., Ser. 2004 A, (MBIA
                        Insured), 5.25%, due 7/1/13                               Aaa        AAA                 537
               1,000    California St. Pub. Works Board Lease Rev. Dept. of
                        Mental Hlth.(Coalinga St. Hosp.), Ser. 2004 A, 5.50%,
                        due 6/1/21                                                A2         A                 1,070
               1,000    Sacramento Muni. Util. Dist. Fin. Au. Rev.
                        (Cosumnes Proj.), Ser. 2006,  (MBIA Insured), 5.00%,
                        due 7/1/20                                                Aaa        AAA               1,056
                                                                                                        ------------
                                                                                                               2,663
                                                                                                        ------------
COLORADO (3.8%)
               1,000    Larimer Co. Sales & Use Tax Rev., Ser. 2000, (AMBAC
                        Insured), 5.75%, due 12/15/15                             Aaa        AAA              1,0600(OO)
                                                                                                        ------------

GEORGIA (3.8%)
               1,000    George L. Smith II World Congress Center Au. Rev.
                        (Domed Stadium Proj.),  Ser. 2000, (MBIA Insured),
                        5.75%, due 7/1/15                                         Aaa        AAA               1,053
                                                                                                        ------------

ILLINOIS (10.7%)
               1,000    Chicago O'Hare Int'l. Arpt. Gen. Arpt. Third Lien Ref.
                        Rev., Ser. 2005 B, (MBIA Insured), 5.25%, due 1/1/17      Aaa        AAA               1,078
               1,000    Lake Co. Sch. Dist. No. 109 Deerfield Ref. G.O., Ser.
                        1999 C, 5.00%, due  12/15/14                              Aa2                          1,060
                 800    Will & Kendall Cos. Plainfield Comm. Cons. Sch. Dist.
                        Number 202 Sch. Bldg. G.O., Ser. 2001, (FSA Insured),
                        5.38%, due 1/1/13 , Pre-Refunded 1/1/12                   Aaa        AAA                 848
                                                                                                        ------------
                                                                                                               2,986
                                                                                                        ------------
INDIANA (3.6%)
               1,000    Indiana St. Office Bldg. Commission Fac. Ref. Rev.,
                        Ser. 1998 A, 5.13%, due 7/1/14                            Aa2        AA                1,021
                                                                                                        ------------

LOUISIANA (3.8%)
               1,000    Louisiana St. Citizens Prop. Insurance Corp.
                        Assessment Rev., Ser. 2006 B, (AMBAC Insured),
                        5.00%, due 6/1/18                                         Aaa        AAA               1,052
                                                                                                        ------------

MASSACHUSETTS (1.9%)
                 500    Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Berklee
                        College), Ser. 2007 A,  5.00%, due 10/1/15                A2         A+                  529(B)(O)
                                                                                                        ------------

MICHIGAN (2.9%)
                 750    Detroit Wayne Co. Sch. Dist. Sch. Bldg. & Site Imp.
                        Ref. G.O., Ser. 1998 C, (FGIC Insured), 5.25%, due
                        5/1/13                                                    Aaa        AAA                 800
                                                                                                        ------------
MISSOURI (6.7%)
                 800    Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev.
                        (BJC Hlth. Sys.), Ser. 2005 B, (LOC: Bank of Nova
                        Scotia), 3.70%, due 8/1/07                                Aa2        A-1+                800(u)(B)(s)
               1,000    Springfield Sch. Dist. Number R-12, Ref. G.O., Ser.
                        2002 A, (FSA Insured),  5.50%, due 3/1/13                 Aaa        AAA               1,081
                                                                                                        ------------
                                                                                                               1,881
                                                                                                        ------------

See Notes to Schedule of Investments

                                                                                                             JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Securities Trust cont'd
-------------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT             SECURITY(@@)                                            RATING                    VALUE(+)
($000's omitted)                                                                  Moody's    S&P      (000's omitted)
NEW JERSEY (9.9%)
               1,000    New Jersey Econ. Dev. Au. St. Lease Rev. (Liberty St.
                        Park Proj.), Ser. 2005 B, (MBIA Insured), 5.00%, due
                        3/1/17                                                    Aaa        AAA               1,060
                 575    New Jersey Trans. Trust Fund Au. Trans. Sys. Rev., Ser.
                        1999 A, 5.63%, due  6/15/13                               A1         AA-                 621
               1,000    New Jersey Trans. Trust Fund Au. Trans. Sys. Rev., Ser.
                        2006 A, 5.25%, due   12/15/19                             A1         AA-               1,089
                                                                                                        ------------
                                                                                                               2,770
                                                                                                        ------------
NEW YORK (9.5%)
                 800    Battery Park City Au. Sr. Rev., Ser. 2003 A, 5.25%,
                        due 11/1/22                                               Aaa        AAA                 854
                 500    Buffalo & Ft. Erie Pub. Brdg.  Au. Toll Brdg. Sys.
                         Ref. Rev., Ser. 2005, LOC: Bank of Nova Scotia),
                        4.00%, due 7/1/10                                         Aa1        A-1+                500(u)
                 250    New York City IDA Spec. Fac. Rev. (Term. One Group
                        Assoc., L.P. Proj.),  Ser. 2005, 5.50%, due 1/1/16        A3         BBB+                270(B)
                 500    New York St. Env. Fac. Corp. Solid Waste Disp. Rev.
                        (Waste Management, Inc. Proj.), Ser. 2004 A, 4.45%,
                        due 7/1/17                                                           A-2                 499(B)
                 500    New York St. Urban Dev. Corp. Ref. Rev. (Correctional
                        Facs.), Ser. 1994 A, (FSA Insured), 5.50%, due 1/1/14     Aaa        AAA                 533
                                                                                                        ------------
                                                                                                               2,656
                                                                                                        ------------
OHIO (0.4%)
                 100    Ohio St. Solid Waste Rev. (BP Exploration & Oil Proj.),
                        Ser. 1999, 3.73%,  due 8/1/07                             Aa1        A-1+                100(u)(B)
                                                                                                        ------------
SOUTH CAROLINA (3.6%)
               1,000    South Carolina St. Budget & Ctrl. Board St. Fac.
                        Installment Purchase Rev. (Dept. of Pub. Safety Proj.),
                        Ser. 2003, 4.50%, due 1/1/11                              Aa2        AA                1,022
                                                                                                        ------------
TENNESSEE (3.7%)
               1,000    Tennessee Energy Acquisition Corp. Gas Rev., Ser.
                        2006 A, 5.25%, due 9/1/17                                 Aa3        AA-               1,047
                                                                                                        ------------
TEXAS (15.0%)
               1,000    Brazosport Independent Sch. Dist. Ref. G.O., Ser. 2005,
                        (PSF Insured), 5.00%, due 2/15/15                         Aaa                          1,054
               1,000    Grapevine Combination Tax & Tax Increment Reinvestment
                        Zone Rev. Cert. of Oblig. G.O., Ser. 2000, (FGIC
                        Insured), 5.63%, due 8/15/15                              Aaa        AAA               1,049

               1,045    San Antonio Passenger Fac. Charge & Sub. Lien Arpt. Sys.
                        Imp. Rev., Ser. 2005, (FSA Insured), 5.25%, due 7/1/12    Aaa        AAA              1 ,098

               1,000    Texas Muni. Gas Acquisition & Supply Corp. I Gas Supply
                        Rev., Ser. 2006 B,  4.14%, due 9/15/07                    Aa3        AA-               1,000(u)
                                                                                                        ------------
                                                                                                               4,201
                                                                                                        ------------
VERMONT (1.5%)
                 425    Vermont Ed. & Hlth. Bldg. Fin. Agcy. Rev. (Northeastern
                        Hosp.), Ser. 2004 A, (LOC: Banknorth N.A.), 3.66%,
                        due 8/01/07                                               Aa2                            425(u)(B)
                                                                                                        ------------
WISCONSIN (3.8%)
               1,000    Wisconsin St. G.O., Ser. 2002 C, (MBIA Insured), 5.25%,
                        due 5/1/14, Pre-Refunded 5/1/12                           Aaa        AAA               1,060
                                                                                                        ------------



See Notes to Schedule of Investments

                                                                   JULY 31, 2007


SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Securities Trust cont'd
-------------------------------------------------------------------------
(UNAUDITED)

                                                                        VALUE(+)
                                                               (000's omitted)

     TOTAL INVESTMENTS (100.8%) (COST $28,190)                       28,192(##)

     Liabilities, less cash, receivables and
      other assets [(0.8%)]                                               (214)
                                                                   ------------
     TOTAL NET ASSETS (100.0%)                                         $27,978
                                                                   ------------





See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers New York Municipal Money Fund
---------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                     SECURITY(@@)                       RATING (++)                VALUE (tt)
($000's omitted)                                                                  Moody's       S&P             ($000's omitted)
NEW YORK (93.7%)
      6,710  ABN Amro Munitops Cert. Trust, Ser. 2006, (LOC: ABN AMRO Bank
             NV), 3.65%, due 8/2/07                                               VMIG1                          6,710(n)(u)
      8,870  ABN Amro Munitops Cert. Trust, Ser. 2006, (FSA Insured), 3.69%,
             due 8/2/07                                                           VMIG1                          8,870(n)(u)(a)
      7,630  ABN Amro Munitops Cert. Trust, Ser. 2006, (XLCA Insured), 3.65%,
             due 8/2/07                                                           VMIG1                          7,630(n)(u)(a)
      4,650  Albany IDA Civic Fac. Rev. (Albany Med. Ctr. Proj.), Ser. 2006
             A, (LOC: Citizens Bank), 3.61%, due 8/2/07                           VMIG1                          4,650(u)(B)
      3,800  Albany IDA Civic Fac. Rev. (Research Foundation of the St. Univ.
             of New York Proj.), Ser. 2002 A, 3.72%, due 8/2/07                   VMIG1                          3,800(u)(B)
      3,320  Albany IDA Civic Fac. Rev. (Univ. of Albany Foundation Std.
             Hsg.), Ser. 2001 A, (AMBAC Insured), 3.64%, due 8/2/07                             A-1              3,320(u)(B)(uu)
      1,970  Albany IDA Civic Fac. Rev. (Univ. of Albany Foundation Std.
             Hsg.), Ser. 2001 D, (AMBAC Insured), 3.64%, due 8/2/07                             A-1              1,970(u)(B)(uu)
      5,175  Amherst IDA Civic Fac. Rev. (Multi-Mode-Daemen College Proj.),
             Ser. 2006 B, (Radian Insured), 3.67%, due 8/2/07                                   A-1              5,175(u)(B)(v)
        975  Auburn Ind. Dev. Au. IDR (Goulds Pumps Inc. Proj.), Ser. 1989,
             (LOC: Deutsche Bank), 3.95%, due 8/1/07                                                               975(u)
      1,980  Battery Park City Au. Rev., Ser. 2003,  (LOC: Merrill Lynch
             Capital Markets), 3.65%, due 8/2/07                                                                 1,980(u)
      4,000  Board Cooperative Ed. Svc. Sole Supervisory Dist. RANS, Ser.
             2007, 3.85%, due 6/20/08                                                                            4,002
      9,500  Board Cooperative Ed. Svc. Sole Supervisory Dist. RANS, Ser.
             2007 A, 3.85%, due 6/19/08                                                                          9,504
      3,000  Clinton Co. IDA Civic Fac. Rev. (Champlain Valley Hosp. Proj.),
             Ser. 2006 A, (LOC: Key Bank), 3.62%, due 8/2/07                      VMIG1                          3,000(u)(B)
      8,250  Clinton Co. IDA Civic Fac. Rev. (Champlain Valley Physicians
             Proj.), Ser. 2002 A, (Radian Insured), 3.63%, due 8/2/07                           A-1              8,250(u)(B)
      3,725  Dutchess Co. IDA Civic Fac. Rev. (Lutheran Ctr.), Ser. 2005,
             (LOC: Key Bank), 3.64%, due 8/2/07                                   VMIG1                          3,725(u)(B)
      4,181  Geneva  G.O. BANS, Ser. 2007 B, 3.85%, due 5/22/08                                                  4,183
      2,405  Gloversville City Sch. Dist. G.O. BANS, Ser. 2006, 3.74%, due
             9/27/07                                                                                             2,405
      8,385  Hastings Town G.O. BANS, Ser. 2007, 4.88%, due 8/9/07                                               8,387
      8,500  Haverstraw Stony Point Central Sch. Dist. G.O. (Merlots), Ser.
             2007 D, (FSA Insured), 3.68%, due 8/1/07                             VMIG1                          8,500(u)(ii)
      8,850  Hempstead Town IDA Multi-Family Rev., Ser. 2007, (LOC: Bank of
             America), 3.67%, due 8/2/07                                          VMIG1                          8,500(u)
      1,060  Herkimer Co. IDA Civic Fac. Rev. (Templeton Foundation Proj.),
             Ser. 2000, (LOC: Key Bank), 3.69%, due 8/2/07                                                       1,060(u)(B)
      6,500  Jamestown City Sch. Dist. G.O. BANS, Ser. 2007, 3.75%, due
             5/22/08                                                                                             6,501
      2,305  Jamestown Comm. College Reg. Board Trustees RANS, Ser. 2006,
             3.75%, due 8/31/07                                                                                  2,305

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers New York Municipal Money Fund cont'd
----------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                     SECURITY(@@)                       RATING (++)                VALUE (tt)
($000's omitted)                                                                  Moody's       S&P             ($000's omitted)
      1,500  Liberty Dev. Corp. Rev., Ser. 2006, (LOC: Citibank, N.A.),
             3.66%, due 8/2/07                                                    VMIG1                          1,500(u)
      2,000  Long Island Pwr. Au. Elec. Sys. Rev. (Floaters), Ser. 2007,
             (MBIA Insured), 3.65%, due 8/2/07                                                  A-1+             2,000(u)(y)
      5,050  Long Island Pwr. Auth. Elec. Sys. Rev., Ser. 2003, (CIFG
             Insured), 3.64%, due 8/2/07                                                                         5,050(u)(x)
      2,400  Long Island Pwr. Auth. Elec. Sys. Rev., Ser. 2006, (MBIA
             Insured), 3.66%, due 8/2/07                                          VMIG1                          2,400(u)(k)
      7,000  Metro. Trans. Auth. Rev., Ser. 2007 A, (FSA Insured), 3.65%, due
             8/2/07                                                                             A-1              7,000(u)(o)
     11,200  Muni. Sec. Trust Cert., Ser. 2007 A, (FHA Insured), 3.61%, due
             8/2/07                                                                             A-1             11,200(n)(u)(h)
      3,300  Muni. Sec. Trust Cert., Ser. 2007 A, (LOC: Bear Stearns), 3.65%,
             due 8/2/07                                                           VMIG1                          3,300(n)(u)
      6,115  Muni. Sec. Trust Cert., Ser. 2007 A, (LOC: Branch Banking &
             Trust Co.), 3.64%, due 8/2/07                                        VMIG1                          6,115(u)
      9,700  Muni. Sec. Trust Cert. (New York St. Env.), Ser. 2007 A, (LOC:
             Bear Stearns), 3.67%, due 8/2/07                                     VMIG1                          9,700(n)(u)
      2,350  Nassau Co. IDA Civic Fac. Rev. (North Shore Hebrew Academy
             Proj.), Ser. 2005, (LOC: Sovereign Bank), 3.65%, due 8/2/07          VMIG1                          2,350(n)(B)(m)
     16,900  Nassau Co. IDA Rev. (Floater), Ser. 2007 75G, (LOC: Goldman
             Sachs), 3.69%, due 8/2/07                                                                          16,900(u)
        195  New York City G.O. (Floaters), Ser. 2006, (LOC: Morgan Stanley),
             3.67%, due 8/2/07                                                                  A-1+               195{u)
        420  New York City G.O. (Floaters), Ser. 2006, (LOC: Morgan Stanley),
             3.67%, due 8/2/07                                                                  A-1+               420(u)
     11,690  New York City G.O. (Putters), Ser. 2006 1381, (AMBAC Insured),
             3.65%, due 8/2/07                                                                  A-1+            11,690(u)(s)
      1,000  New York City Hsg. Dev. Corp. Multi-Family Mtge. Rev. (Target V.
             Apts.), Ser. 2006 A, (LOC: Citibank, N.A.), 3.62%, due 8/1/07                      A-1+             1,000(u)(B)
     10,000  New York City Hsg. Dev. Corp. Multi-Family Rev., Ser. 2003 A,
             (LOC: LandesBank Baden), 3.63%, due 8/1/07                                         A-1+            10,000(u)(B)
      1,000  New York City IDA Rev. (Floaters), Ser. 2007 1875, (FGIC                           A-1+             1,000(u)(B)
             Insured), 3.65%, due 8/2/07                                                        A-1+             1,000(u)(B)
      6,920  New York City IDA Spec. Fac. Rev. (Korean Air Lines Co.), Ser.
             1997 A, (LOC: HSBC Bank N.A.), 3.63%, due 8/1/07                     VMIG1         A-1+             6,920(u)(B)
      3,900  New York City Muni. Wtr. Fin. Au. Rev., Ser. 2001, (LOC: Merrill
             Lynch Capital Markets), 3.66%, due 8/2/07                                          A-1+             3,900(u)
      5,000  New York City Muni. Wtr. Fin. Au. Wtr & Swr. Sys. Rev., Ser.
             2006, (LOC: Citibank N.A.), 3.66%, due 8/2/07                        VMIG1         A-1+             5,000(u)
     10,720  New York City Trans. Fin. Auth. Rev. (Putters), Ser. 2007 1924,
             (LOC: JP Morgan Chase), 3.65%, due 8/2/07                                          A-1+            10,720(u)
      1,990  New York St. Dorm. Au. Rev. (Merlots), Ser. 2003, (FGIC
             Insured), 3.68%, due 8/1/07                                          VMIG1                          1,990(u)(ii)
      5,240  New York St. Dorm. Au. Rev. Secondary Issues, Ser. 2005, (CIFG
             Insured), 3.65%, due 8/2/07                                                        A-1+             5,240(u)(x)
      6,000  New York St. Dorm. Au. Rev. Secondary Issues  (Floaters), Ser.
             2005, (AMBAC Insured), 3.65%, due 8/2/07                                                            6,000(u)(y)
      5,010  New York St. Dorm. Au. Rev. Secondary Issues (Floaters), Ser.
             2006, (LOC: Morgan Stanley), 3.65%, due 8/2/07                                     A-1+             5,010(u)

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers New York Municipal Money Fund cont'd
----------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                     SECURITY(@@)                       RATING (++)                VALUE (tt)
($000's omitted)                                                                  Moody's       S&P             ($000's omitted)
      1,985  New York St. Dorm. Au. Rev. Secondary Issues (Putters), Ser.
             2005, (FSA Insured), 3.65%, due 8/2/07                                                              1,985(u)(s)
      7,945  New York St. Dorm. Auth. Rev., Ser. 2000, (LOC: Merrill Lynch
             Capital Markets), 3.66%, due 8/2/07                                                A-1+             7,945(u)
      5,855  New York St. Dorm. Auth. Rev. Secondary Issues, Ser. 2006,
             (AMBAC Insured), 3.64%, due 8/2/07                                                                  5,855(u)(p)
      8,885  New York St. Dorm. Auth. Rev. Secondary Issues, Ser. 2007, (LOC:
             Citibank, N.A.), 3.66%, due 8/2/07                                   VMIG1                          8,885(u)
      1,100  New York St. Energy Research & Dev. Au. Elec. Fac. Rev. (Long
             Island Lighting Co.), Ser. 1997 A, (LOC: Royal Bank of
             Scotland), 3.64%, due 8/1/07                                         VMIG1                          1,100(B)(u)
      3,600  New York St. Energy Research & Dev. Au. Fac. Rev. (Cons. Edison
             Co.), Ser. 2004 C, (LOC: Citibank, N.A.), 3.63%, due 8/1/07          VMIG1         A-1+             3,600(u)(B)
      5,600  New York St. HFA Rev. (360 West 43[rd]), Ser. 2002 A, (LOC:
             Fannie Mae), 3.62%, due 8/1/07                                       VMIG1                          5,600(u)(B)
      8,700  New York St. HFA Rev. (Biltmore Tower Hsg.), Ser. 2002 A, (LOC:
             Fannie Mae), 3.63%, due 8/1/07                                       VMIG1                          8,700(u)(B)
      7,000  New York St. HFA Rev. (Capitol Green Apts.), Ser. 2006 A, (LOC:
             Fannie Mae), 3.67%, due 8/1/07                                       VMIG1                          7,000(u)
      2,000  New York St. HFA Rev. (Clinton Green South Hsg.), Ser. 2006 A,
             (LOC: Bank of America), 3.63%, due 8/1/07                            VMIG1                          2,000(u)(B)
      6,000  New York St. HFA Rev. (Eleventh Ave Hsg.), Ser. 2007 A, (LOC:
             Fannie Mae), 3.62%, due 8/1/07                                       VMIG1                          6,000(u)(B)
      5,000  New York St. HFA Rev. (Theater Row), Ser. 2000 A, (LOC: Freddie
             Mac), 3.62%, due 8/1/07                                              VMIG1                          5,000(u)
      7,000  New York St. HFA Rev. (Third Avenue Apts. Hsg.), Ser. 2006 A,
             (LOC: Bank of America), 3.69%, due 8/1/07                            VMIG1                          7,000(u)(B)
      4,500  New York St. HFA Rev. (Tribeca), Ser. 1997 A,  (LOC: Fannie
             Mae), 3.64%, due 8/1/07                                              VMIG1                          4,500(u)
      5,700  New York St. HFA Rev. (Worth St.), Ser. 2002 A, (LOC: Fannie
             Mae), 3.62%, due 8/1/07                                              VMIG1                          5,700(u)
      3,090  New York St. HFA Rev. Multi-Family Hsg., Ser. 1988 A, (AMBAC
             Insured), 3.66%, due 8/1/07                                          VMIG1         A-1+             3,090(u)(ii)
     12,495  New York St. Mtge. Agcy. Rev., Ser. 1998, (LOC: Merrill Lynch
             Capital Markets), 3.66%, due 8/2/07                                  VMIG1                         12,495(u)
      1,000  New York St. Mtge. Agcy. Rev. (AMT Homeowner Mtge.), Ser. 2005,
             (LOC: Dexia Credit Locale de France), 3.62%, due 8/1/07              VMIG1                          1,000(u)
      2,215  New York St. Mtge. Agcy. Rev. (Putters), Ser. 2005, (LOC: JP
             Morgan Chase), 3.71%, due 8/2/07                                     VMIG1                          2,215(u)
      1,200  New York St. Thruway Au. Gen. Rev., Ser. 2005, (FSA Insured),
             3.66%, due 8/2/07                                                    VMIG1                          1,200(u)(l)
      5,527  New York St. Thruway Au. Gen. Rev. (Floaters), Ser. 2006, (FSA
             Insured), 3.65%, due 8/2/07                                                        A-1+             5,526(u)(y)
      6,495  New York St. Thruway Au. Gen. Rev. (Putters), Ser. 2005, (FSA
             Insured), 3.65%, due 8/2/07                                          VMIG1                          6,495(u)(s)
      2,000  New York St. Thruway Au. Hwy. & Bridge Trust Fund Rev., Ser.
             2005, (AMBAC Insured), 3.64%, due 8/2/07                                                            2,000(u)(ee)
      1,390  New York St. Urban Dev. Corp. Correctional & Youth Fac. Svcs.
             Contract Rev. (Putters), Ser. 2002, (LOC: JP Morgan Chase),
             3.76%, due 8/2/07                                                                  A-1+             1,390(u)
      7,240  New York St. Urban Dev. Corp. Rev., Ser. 2003, (FGIC Insured),
             3.67%, due 8/2/07                                                                  A-1+             7,240(u)(cc)

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers New York Municipal Money Fund cont'd
----------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                     SECURITY(@@)                       RATING (++)                VALUE (tt)
($000's omitted)                                                                  Moody's       S&P             ($000's omitted)
      1,500  Oneida Co. IDA Civic Fac. Rev. (Mohawk Valley St. Luke's), Ser.
             2006 E, (LOC: Bank of America), 3.60%, due 8/2/07                    VMIG1                          1,500(u)(B)
      3,825  Onondaga Co. IDA Civic Fac. Rev. (Comm. College Hsg. Dev.), Ser.
             2005 A, (LOC: Citizens Bank), 3.61%, due 8/2/07                                    A-1+             3,825(u)
      4,000  Onondaga Co. IDA Civic Fac. Rev. (Crouse Hlth. Hosp.), Ser. 2007
             A, (LOC: M&T Bank), 3.66%, due 8/1/07                                VMIG1                          4,000(u)(B)
      6,400  Ontario Co. IDA Civic Fac. Rev. (F. F. Thompson Hosp.), Ser.
             2003 B, (LOC: Key Bank), 3.63%, due 8/1/07                           VMIG1                          6,400(u)(B)
      2,365  Orange Co. IDA Civic Fac. Rev. (St. Luke's Cornwall Hosp.
             Proj.), Ser. 2006, (LOC: Key Bank), 3.64%, due 8/2/07                VMIG1                          2,365 (u)(B)
      3,990  Port Au. New York & New Jersey (Merlots), Ser. 2007 C01, (FSA
             Insured), 3.83%, due 8/15/07                                                       A-1+             3,990(u)(d)
      2,135  Riverhead IDA Civic Fac. Rev. (Central Suffolk Hosp. Proj.),
             Ser. 2006 C, (LOC: HSBC Bank N.A.), 3.60%, due 8/2/07                VMIG1                          2,135 (u)(B)
      1,000  Sales Tax Asset Receivable Corp., Ser. 2006, (AMBAC Insured),
             3.66%, due 8/2/07                                                    VMIG1                          1,000(u)(k)
      1,100  Saugerties Central Sch. Dist. G.O. BANS, Ser. 2006, 4.25%, due
             8/15/07                                                                                             1,100
        810  Schenectady IDA IDR (Fortitech Holding Corp. Proj.), Ser. 1995
             A, (LOC: Bank of America), 3.72%, due 8/2/07                         VMIG1                            810(u)(B)
      6,550  Tonawanda Town G.O. BANS, Ser. 2006, 3.70%, due 9/10/07                                             6,551
      1,975  Triborough Bridge & Tunnel Au. Rev. (Putters), Ser. 2002, (MBIA
             Insured), 3.65%, due 8/2/07                                                        A-1+             1,975(u)(s)
      1,600  Utica IDA Civic Fac. Rev. (Utica College Proj.), Ser. 2005 A,
             (LOC: Citizens Bank), 3.62%, due 8/2/07                              VMIG1                          1,600(u)(B)
      9,505  Warren & Washington Cos. IDA Civic Fac. Rev. (Glen at Hiland
             Meadows Proj.), Ser. 2000, (LOC: Sovereign Bank), 3.64%, due
             8/1/07                                                                             A-1              9,505(u)(B)(bb)
      6,000  Watervliet Hsg. Au. Sr. Res. Hsg. Rev. (Beltrone Living Ctr.
             Proj.), Ser. 1998 A, 6.13%, due 6/1/38                                                              6,261(B)
                                                                                                               428,890

PUERTO RICO (8.0%)
      6,695  Austin Trust Var. St., Ser. 2007-156, (MBIA Insured), 3.62%, due
             8/2/07                                                                             A-1+             6,695(u)(c)
      6,135  Austin Trust Var. St., Ser. 2007-159, (LOC: Bank of America),
             3.65%, due 8/2/07                                                                  A-1+             6,135(u)
     12,000  Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev., Ser. 2007,
             (LOC: Citigroup), 3.67%, due 8/2/07                                  VMIG1                         12,000(u)
      7,465  Puerto Rico Commonwealth G.O. (Floater), Ser. 2004, (FGIC
             Insured), 3.63%, due 8/2/07                                                                         7,465(u)(y)
        400  Puerto Rico Commonwealth Hwy. & Tran. Au. Grant Anticipation
             Rev., Ser. 2004, (MBIA Insured), 3.64%, due 8/2/07                                 A-1+               400(u)(l)
      4,105  Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev., Ser.
             2000, (LOC: Morgan Stanley), 3.63%, due 8/2/07                       VMIG1                          4,105(u)(B)
                                                                                                                36,800

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Lehman Brothers New York Municipal Money Fund cont'd
----------------------------------------------------------------------------
(UNAUDITED)


             TOTAL INVESTMENTS (101.7%)                                                                        465,690

             Liabilities, less cash, receivables and other assets [(1.7%)]                                     (7,770)

             TOTAL NET ASSETS (100.0%)                                                                        $457,920






See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund
-------------------------------------------------------------
(UNAUDITED)


NUMBER OF SHARES                             MARKET VALUE(+)            NUMBER OF SHARES                             MARKET VALUE(+)
                                            ($000'S OMITTED)                                                        ($000's omitted)
COMMON STOCKS (19.2%)                                                       1,300  Ventas, Inc.                               43
                                                                                                                          ------
APARTMENTS (1.8%)                                                                                                            104
    625  Apartment Investment & Management            26
    500  Archstone-Smith Trust                        29                INDUSTRIAL (0.8%)
    500  Avalonbay Communities                        54                    1,500  General Electric                           58(c/)
    900  Camden Property Trust                        49                    1,600  ProLogis                                   91
    700  Equity Residential                           28                                                                  ------
    300  Essex Property Trust                         32                                                                     149
    900  Home Properties                              42
    900  Post Properties                              40                INSURANCE (0.6%)
    900  UDR, Inc.                                    21                      700  American International Group               45
                                                  ------                    2,000  Arthur J. Gallagher                        55
                                                     321                                                                  ------
                                                                                                                             100
BASIC MATERIALS (0.2%)
    2,200  Gold Fields ADR                            36                LODGING (1.1%)
                                                                            1,900  Equity Inns                                43
COAL (0.5%)                                                                 2,001  Host Hotels & Resorts                      42
    2,600  Fording Canadian Coal Trust                86                      800  Starwood Hotels & Resorts Worldwide        50
                                                                              600  Strategic Hotel Capital                    13
COMMERCIAL SERVICES (0.3%)                                                  1,900  Sunstone Hotel Investors                   47
    1,300  Macquarie Infrastructure                   52                                                                  ------
                                                                                                                             195
COMMUNITY CENTERS (0.5%)
    1,300  Acadia Realty Trust                        30                OFFICE (2.4%)
    1,000  Developers Diversified Realty              48                      700  Alexandria Real Estate Equities            60
      300  Regency Centers                            20                      300  BioMed Realty Trust                         7
                                                  ------                      700  Boston Properties                          66
                                                      98                    2,550  Brookfield Asset Management Class A        90
                                                                            3,450  Brookfield Properties                      78
DIVERSIFIED (0.8%)                                                            700  Corporate Office Properties Trust          26
      900  Forest City Enterprises Class A            49                      925  SL Green Realty                           112
      850  Vornado Realty Trust                       91                                                                  ------
                                                  ------                                                                     439
                                                     140
                                                                        OFFICE - INDUSTRIAL (0.5%)
ENERGY (1.1%)                                                                 800  Digital Realty Trust                       27
    5,000  Cathedral Energy Services Income Trust     46                    2,000  Duke Realty                                65
    1,137  Enbridge Energy Management                 63(*)                                                               ------
      600  Enerplus Resources Fund                    26                                                                      92
      800  ENI ADR                                    56
                                                  ------                OIL & GAS (0.8%)
                                                     191                    2,000  Hugoton Royalty Trust                      48
                                                                            1,700  Sasol Limited ADR                          64
FINANCE (1.0%)                                                                400  Schlumberger Ltd.                          38(c/)
    1,000  Bank of America                            47                                                                  ------
    1,000  Crystal River Capital                      17                                                                     150
    2,000  Tortoise Energy Capital                    58
    1,400  Tortoise Energy Infrastructure             56                OIL SERVICES (0.4%)
                                                  ------                    2,500  Canadian Oil Sands Trust                   76
                                                     178
                                                                        PHARMACEUTICAL (0.3%)
FINANCIAL SERVICES (0.7%)                                                     800  Johnson & Johnson                          48
    3,500  Aeroplan Income Fund                       69
    4,000  PennantPark Investment Corp.               53                REAL ESTATE (0.5%)
                                                  ------                    1,600  AMB Property                               85
                                                     122
                                                                        REGIONAL MALLS (1.2%)
FOOD & BEVERAGE (0.3%)                                                      1,900  Kimco Realty                               71
    1,000  Anheuser-Busch                             49(c/)                  600  Macerich Co.                               44
                                                                              300  Simon Property Group                       26
HEALTH CARE (0.6%)                                                          1,400  Taubman Centers                            67
      300  Nationwide Health Properties                7                                                                  ------
    1,000  Novartis AG ADR                            54                                                                     208

See Notes to Schedule of Investments

                                                                   JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                               MARKET VALUE+
                                            ($000'S OMITTED)

SELF STORAGE (0.1%)
      400  Public Storage                         28

SOFTWARE (0.3%)
    2,000  Microsoft Corp.                        58

TECHNOLOGY (0.3%)
    1,500  Microchip Technology                   55

UTILITIES (2.1%)
    1,500  California Water Service Group         55
    2,500  Duke Energy                            43
      900  FPL Group                              52
    1,000  National Fuel Gas                      43
      750  National Grid ADR                      53
    1,100  New Jersey Resources                   52
    1,500  PNM Resources                          39
    2,000  Xcel Energy                            41
                                              ------
                                                 378
TOTAL COMMON STOCKS
(COST $3,381)                                  3,438
                                              ------

CONVERTIBLE PREFERRED STOCKS (0.8%)
      500  Chesapeake Energy, Ser. D              50
    1,000  New York Community
           Capital Trust V                        46
    1,200  Sovereign Capital Trust IV             53
                                              ------

TOTAL CONVERTIBLE PREFERRED STOCKS
(COST $153)                                      149
                                              ------

PRINCIPAL AMOUNT
($000's OMITTED)

CONVERTIBLE BONDS (2.3%)
       50  American Tower Corp., Notes,
           5.00%, due 2/15/10, Moody's
           Rating Ba1, S&P Rating BB+             50
       75  Edwards Lifesciences Corp.,
           Debentures, 3.88%, due 5/15/33         76(^)
       50  Invitrogen Corp., Senior
           Unsecured Notes, 3.25%,
           due 6/15/25                            50(^)
       50  Ivax Corp., Senior
           Subordinated Notes,
           4.50%, due 5/15/08                     50(^)
       60  St. Jude Medical, Inc.,
           Debentures, 2.80%, due 12/15/35        60(^)
       75  US Bancorp, Floating Rate
           Debentures, 3.68%, due 8/21/07,
           Moody's Rating Aa2,
           S&P Rating AA                          75(u)
       50  Vishay Intertechnology, Inc.,
           Notes, 3.63%, due 8/1/23,
           Moody's Rating B3, S&P Rating B+       51
                                               -----
TOTAL CONVERTIBLE BONDS
(COST $411)                                      412
                                               -----

See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund
-------------------------------------------------------------
(UNAUDITED)




PRINCIPAL AMOUNT                                                                          RATING                    VALUE(+)
($000's omitted)                                                                      Moody's    S&P           ($000's omitted)
U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT (5.7%)
            450    U.S. Treasury Notes, 4.38%, due 8/15/12                            TSY        TSY             446(OO)
            170    U.S. Treasury Notes, 4.13%, due 5/15/15                            TSY        TSY             163
             50    U.S. Treasury Notes, 4.88%, due 8/15/16                            TSY        TSY              50
            305    U.S. Treasury Notes, 6.75%, due 8/15/26                            TSY        TSY             370
                                                                                                              ------
                   TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND                                 1,029
                   CREDIT OF THE U.S. GOVERNMENT (COST $1,015)                                                ------

U.S. GOVERNMENT AGENCY SECURITIES (0.9%)
             35    Fannie Mae, Notes, 5.25%, due 1/29/09                              AGY        AGY              35
            120    Fannie Mae, Notes, 5.38%, due 7/15/16                              AGY        AGY             120
                                                                                                              ------
                   TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $158)                                           155
                                                                                                              ------

MORTGAGE-BACKED SECURITIES (12.5%)

FANNIE MAE (10.6%)
             40    Pass-Through Certificates, 4.50%, due 8/1/18 & 10/1/18             AGY        AGY              38
          1,323    Pass-Through Certificates, 5.00%, due 11/1/17 - 5/1/37             AGY        AGY           1,245(OO)
            431    Pass-Through Certificates, 5.50%, due 9/1/16 - 6/1/37              AGY        AGY             419
             94    Pass-Through Certificates, 6.00%, due 3/1/18 - 9/1/33              AGY        AGY              94
             68    Pass-Through Certificates, 6.50%, due 11/1/13 - 9/1/32             AGY        AGY              70
             24    Pass-Through Certificates, 7.00%, due 7/1/17 & 7/1/29              AGY        AGY              25
              4    Pass-Through Certificates, 7.50%, due 12/1/32                      AGY        AGY               4
                                                                                                              ------
                                                                                                               1,895
                                                                                                              ------

FREDDIE MAC (1.8%)
             18    Pass-Through Certificates, 4.50%, due 8/1/18                       AGY        AGY              17
             62    Pass-Through Certificates, 5.00%, due 5/1/18 & 8/1/33              AGY        AGY              58
            118    Pass-Through Certificates, 5.50%, due 9/1/17 - 8/1/33              AGY        AGY             115
             89    Pass-Through Certificates, 6.00%, due 4/1/17 - 12/1/33             AGY        AGY              89
             43    Pass-Through Certificates, 6.50%, due 3/1/16 - 1/1/32              AGY        AGY              44
              6    Pass-Through Certificates, 7.00%, due 6/1/32                       AGY        AGY               6
                                                                                                              ------
                                                                                                                 329
                                                                                                              ------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.1%)
              8    Pass-Through Certificates, 6.50%, due 7/15/32                      AGY        AGY               8
              6    Pass-Through Certificates, 7.00%, due 8/15/32                      AGY        AGY               6

                                                                                                                  14
                                                                                                              ------
                   TOTAL MORTGAGE-BACKED SECURITIES (COST $2,304)                                              2,238
                                                                                                              ------

CORPORATE DEBT SECURITIES (34.9%)

AEROSPACE (0.4%)
             25    L-3 Communications Corp., Guaranteed Senior Unsecured              Ba3        BB+              23
                   Subordinated Notes, 6.13%, due 7/15/13
             50    L-3 Communications Corp., Guaranteed Senior Unsecured              Ba3        BB+              51
                   Subordinated Notes, 7.63%, due 6/15/12
                                                                                                              ------
                                                                                                                  74
                                                                                                              ------

See Notes to Schedule of Investments


                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)



PRINCIPAL AMOUNT                                                                          RATING                    VALUE(+)
($000's omitted)                                                                      Moody's    S&P           ($000's omitted)
AIRLINES (0.3%)
             42    Continental Airlines, Inc., Pass-Through Certificates, 9.80%,      Ba1        BB+              46
                   due 4/1/21

APPAREL/TEXTILES (0.1%)
             25    Levi Strauss & Co., Senior Unsubordinated Notes, 9.75%, due        B2         B                25
                   1/15/15

AUTO LOANS (2.3%)
            100    Ford Motor Credit Co., Notes, 7.80%, due 6/1/12                    B1         B                95(OO)
            125    Ford Motor Credit Co., Bonds, 7.38%, due 2/1/11                    B1         B               117(OO)
            165    General Motors Acceptance Corp., Notes, 6.88%, due 9/15/11         Ba1        BB+             154
             45    General Motors Acceptance Corp., Unsecured Notes, 7.00%, due       Ba1        BB+              42
                   2/1/12                                                                                     ------
                                                                                                                 408
                                                                                                              ------

AUTO PARTS & EQUIPMENT (0.2%)
              7    Goodyear Tire & Rubber Co., Senior Notes, 8.63%, due 12/1/11       Ba3        B                 7(n)
             25    Goodyear Tire & Rubber Co., Senior Notes, 9.00%, due 7/1/15        Ba3        B                26
                                                                                                              ------
                                                                                                                  33
                                                                                                              ------

AUTOMOTIVE (0.6%)
             70    DaimlerChrysler N.A. LLC, Guaranteed Notes, 8.00%, due 6/15/10     Baa1       BBB              74
             30    General Motors Corp., Senior Unsubordinated Notes, 8.38%, due      Caa1       B-               25
                   7/15/33                                                                                    ------
                                                                                                                  99
                                                                                                              ------

BANKS (1.4%)
             40    Bank of America Corp., Unsecured Subordinated Notes, 6.80%, due    Aa2        AA-              42
                   3/15/28
             20    Bank One Corp., Unsecured Subordinated Notes, 7.88%, due 8/1/10    Aa3        A+               22
             85    Wachovia Corp., Senior Medium-Term Notes, Ser. G, 5.70%, due       Aa3        AA-              85
                   8/1/13
            100    Wells Fargo Co., Unsecured Subordinated Notes, 6.25%, due          Aa2        AA              100
                   4/15/08                                                                                    ------
                                                                                                                 249
                                                                                                              ------

BEVERAGES (0.9%)
             45    Coca-Cola Enterprises, Inc., Unsecured Debentures, 6.95%, due      A3         A                49
                   11/15/26
              5    Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 9/1/16    Ba3        BB-               5
            100    Diageo Capital PLC, Notes, 3.50%, due 11/19/07                     A3         A-               99(OO)
                                                                                                              ------
                                                                                                                 153
                                                                                                              ------

BUILDING & CONSTRUCTION (0.1%)
             10    K. Hovnanian Enterprises, Senior Notes, 8.63%, due 1/15/17         Ba3        BB                8(E)
             15    K. Hovnanian Enterprises, Guaranteed Senior Subordinated           B2         B+               13(E)
                   Unsecured Notes, 8.88%, due 4/1/12                                                         ------
                                                                                                                  21
                                                                                                              ------

BUILDING MATERIALS (0.0%)
              5    Nortek, Inc., Senior Subordinated Notes, 8.50%, due 9/1/14         B3         CCC+              4

CHEMICALS (0.5%)
             10    Chemtura Corp., Guaranteed Notes, 6.88%, due 6/1/16                Ba2        BB+               9

See Notes to Schedule of Investments


                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)



PRINCIPAL AMOUNT                                                                          RATING                    VALUE(+)
($000's omitted)                                                                      Moody's    S&P           ($000's omitted)
             25    Hexion US Finance Corp., Guaranteed Notes, 9.75%, due 11/15/14     B3         B                27
             20    Lyondell Chemical Co., Guaranteed Notes, 8.25%, due 9/15/16        B1         B+               22
             30    MacDermid, Inc., Senior Subordinated Notes, 9.50%, due 4/15/17     Caa1       CCC+             27(n)
                                                                                                              ------
                                                                                                                  85
                                                                                                              ------

CONSUMER - PRODUCTS (0.1%)
             10    Amscan Holdings, Inc., Senior Subordinated Notes, 8.75%, due       Caa1       CCC+              9
                   5/1/14

DIVERSIFIED FINANCIAL SERVICES (3.4%)
             75    Associates Corp. NA, Senior Notes, 6.25%, due 11/1/08              Aa1        AA               76
             75    Bear Stearns Co., Senior Unsubordinated Notes, 5.35%, due 2/1/12   A1         A+               73
             85    Citigroup, Inc., Senior Notes, 4.13%, due 2/22/10                  Aa1        AA               83
             45    General Electric Capital Corp., Senior Unsecured Medium-Term       Aaa        AAA              46
                   Notes, Ser. A, 6.00%, due 6/15/12
            115    Goldman Sachs Group, Inc., Unsecured Notes, 4.13%, due 1/15/08     Aa3        AA-             114(OO)
            100    HSBC Finance Corp., Senior Unsecured Notes, 4.63%, due 1/15/08     Aa3        AA-             100
            125    JP Morgan Chase & Co., Senior Notes, 3.63%, due 5/1/08             Aa2        AA-             123(OO)
                                                                                                              ------
                                                                                                                 615
                                                                                                              ------

ELECTRIC (0.6%)
            100    Dominion Resources, Inc., Notes, 4.13%, due 2/15/08                Baa2       BBB              99

ELECTRIC - GENERATION (1.7%)
            105    AES Corp., Senior Secured Notes, 9.00%, due 5/15/15                Ba3        BB-             111(n)
             30    Dynegy-Roseton Danskamme, Pass-Through Certificates, Ser. B,       Ba3        B                29
                   7.67%, due 11/8/16
             10    Edison Mission Energy, Senior Unsecured Notes, 7.50%, due          B1         BB-              10
                   6/15/13
             45    Edison Mission Energy, Senior Notes, 7.63%, due 5/15/27            B1         BB-              39(n)
             35    Mirant Americas Generation, Inc., Senior Unsecured Notes, 8.30%,   Caa1       B-               34
                   due 5/1/11
             30    NRG Energy, Inc., Guaranteed Notes, 7.25%, due 2/1/14              B1         B                29
             30    NRG Energy, Inc., Guaranteed Notes, 7.38%, due 1/15/17             B1         B                29
             15    NRG Energy, Inc., Guaranteed Notes, 7.38%, due 2/1/16              B1         B                15
                                                                                                              ------
                                                                                                                 296
                                                                                                              ------

ELECTRONICS (0.4%)
             50    Flextronics Int'l, Ltd., Senior Subordinated Notes, 6.50%, due     Ba2        BB-              47
                   5/15/13
             30    Freescale Semiconductor, Inc., Senior Notes, 9.13%, due 12/15/14   B1         B                26(n)
                                                                                                              ------
                                                                                                                  73
                                                                                                              ------

ENERGY-EXPLORATION & PRODUCTION (1.9%)
             55    Anadarko Petroleum Corp., Senior Unsecured Notes, 5.95%, due       Baa3       BBB-             54
                   9/15/16
            100    Chesapeake Energy Corp., Guaranteed Notes, 7.50%, due 9/15/13      Ba2        BB              100

See Notes to Schedule of Investments


                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)



PRINCIPAL AMOUNT                                                                          RATING                    VALUE(+)
($000's omitted)                                                                      Moody's    S&P           ($000's omitted)
             10    Chesapeake Energy Corp., Guaranteed Notes, 6.38%, due 6/15/15      Ba2        BB                9
             30    Forest Oil Corp., Guaranteed Senior Unsecured  Notes, 7.75%, due   B1         B+               30
                   5/1/14
              5    Newfield Exploration Co., Senior Subordinated Notes, 6.63%, due    Ba3        BB-               5
                   9/1/14
            100    Sabine Pass L.P., Secured Notes, 7.50%, due 11/30/16               Ba3        BB               95(n)
             50    XTO Energy, Inc., Senior Unsecured Notes, 6.75%, due 8/1/37        Baa2       BBB              51
                                                                                                              ------
                                                                                                                 344
                                                                                                              ------

ENVIRONMENTAL (0.2%)
             40    Allied Waste North America, Inc., Secured Notes, Ser. B, 5.75%,    B1         BB+              38
                   due 2/15/11

FOOD & DRUG RETAILERS (0.1%)
             15    Rite Aid Corp., Guaranteed Notes, 9.50%, due 6/15/17               Caa1       CCC+             13(n)

FORESTRY/PAPER (0.2%)
             30    Bowater, Inc., Debentures, 9.00%, due 8/1/09                       B3         B                29
             15    Graphic Packaging Int'l, Inc., Guaranteed Notes, 8.50%, due        B2         B-               15
                   8/15/11                                                                                    ------
                                                                                                                  44
                                                                                                              ------

GAMING (1.1%)
             30    Chukchansi Economic Development Authority, Senior Notes, 8.00%,    B2         BB-              30(n)
                   due 11/15/13
             20    Majestic Star LLC, Senior Unsecured Notes, 9.75%, due 1/15/11      Caa1       CCC+             19
             40    MGM Grand, Inc., Guaranteed Senior Notes, 6.00%, due 10/1/09       Ba2        BB               39
             10    Park Place Entertainment, Senior Subordinated Notes, 7.88%, due    Ba1        B+               10
                   3/15/10
             35    Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14        B3         B                37(n)
             25    San Pasqual Casino, Notes, 8.00%, due 9/15/13                      B2         B+               25(n)
             15    Shingle Springs Tribal Gaming Authority, Senior Notes, 9.38%,      B3         B                14(n)
                   due 6/15/15
             10    Station Casinos, Inc., Senior Unsecured Notes, 6.00%, due 4/1/12   Ba2        B+                9
             25    Station Casinos, Inc., Senior Unsecured Subordinated Notes,        Ba3        B                21
                   6.88%, due 3/1/16                                                                          ------
                                                                                                                 204
                                                                                                              ------

GAS DISTRIBUTION (1.1%)
             15    AmeriGas Partners, L.P., Senior Unsecured Notes, 7.25%, due        B1                          14
                   5/20/15
             25    El Paso Natural Gas Co., Bonds, 8.38%, due 6/15/32                 Baa3       BB               29
             25    Ferrellgas Partners L.P., Senior Unsecured Notes, 8.75%, due       B2         B-               25
                   6/15/12
             50    Kinder Morgan, Inc., Senior Unsecured Notes, 6.50%, due 9/1/12     Ba2        BB-              48
             25    Kinder Morgan, Inc., Guaranteed Notes, 5.70%, due 1/5/16           Ba2        BB-              22
             65    Regency Energy Partners L.P., Senior Unsecured Notes, 8.38%, due   B2         B                67(n)
                   12/15/13                                                                                   ------
                                                                                                                 205
                                                                                                              ------

GOVERNMENT (0.4%)
             75    Province of Ontario, Senior Unsubordinated Unsecured Notes,        Aa1        AA               75
                   5.50%, due 10/1/08

See Notes to Schedule of Investments


                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)



PRINCIPAL AMOUNT                                                                          RATING                    VALUE(+)
($000's omitted)                                                                      Moody's    S&P           ($000's omitted)
HEALTH SERVICES (2.0%)
             20    Community Health Systems, Inc., Senior Notes, 8.88%, due 7/15/15   B3         BB-              19(n)
             60    HCA, Inc., Secured Notes, 9.25%, due 11/15/16                      B2         BB-              60(n)
             55    HCA, Inc., Secured Notes, 9.63%, due 11/15/16                      B2         BB-              55(n)
             30    NMH Holdings, Inc., Senior Unsecured Floating Rate Notes,          Caa2       CCC+             29(n)(u)
                   12.49%, due 9/17/07
             35    Service Corp. Int'l, Senior Unsecured Notes, 7.38%, due 10/1/14    B1         BB-              34
             50    Service Corp. Int'l, Senior Notes, 6.75%, due 4/1/15               B1         BB-              46(n)
             35    US Oncology, Inc., Guaranteed Notes, 9.00%, due 8/15/12            B1         B-               35
             10    Ventas Realty L.P., Guaranteed Notes, 6.75%, due 4/1/17            Ba2        BB+               9
             30    Ventas Realty L.P., Guaranteed Notes, 6.75%, due 6/1/10            Ba2        BB+              30
             15    Ventas Realty L.P., Senior Notes, 6.63%, due 10/15/14              Ba2        BB+              14
             25    Ventas Realty L.P., Guaranteed Notes, 7.13%, due 6/1/15            Ba2        BB+              24
             10    Ventas Realty L.P., Guaranteed Notes, 6.50%, due 6/1/16            Ba2        BB+               9
                                                                                                              ------
                                                                                                                 364
                                                                                                              ------

HOTELS (0.2%)
             45    Host Hotels & Resorts L.P., Secured Notes, 6.88%, due 11/1/14                 BB               43

INSURANCE (0.3%)
             45    American Int'l. Group, Inc., Medium-Term Notes, Ser. G, 5.60%,     Aa2        AA               44
                   due 10/18/16

INVESTMENTS & MISC. FINANCIAL SERVICES (0.3%)
             20    Cardtronics, Inc., Senior Subordinated Notes, Ser. B, 9.25%, due   Caa1       B-               19(n)
                   8/15/13
             40    Cardtronics, Inc., Guaranteed Notes, 9.25%, due 8/15/13            Caa1       B-               39
                                                                                                              ------
                                                                                                                  58
                                                                                                              ------

MEDIA (0.6%)
             25    AOL Time Warner, Inc., Guaranteed Unsecured Debentures, 7.70%,     Baa2       BBB+             27
                   due 5/1/32
             80    AOL Time Warner, Inc., Guaranteed Unsecured  Notes, 6.88%, due     Baa2       BBB+             83
                   5/1/12                                                                                     ------
                                                                                                                 110
                                                                                                              ------

MEDIA - BROADCAST (1.0%)
             40    CMP Susquehanna Corp., Guaranteed Notes, 9.88%, due 5/15/14        B3         CCC              37
             20    Entercom Radio/Capital, Guaranteed Senior Unsecured Notes,         B1         B                19
                   7.63%, due 3/1/14
             20    LIN Television Corp., Guaranteed Notes, Ser. B, 6.50%, due         B1         B-               19
                   5/15/13
             65    LIN Television Corp., Guaranteed Notes, 6.50%, due 5/15/13         B1         B-               63
             35    Univision Communications, Inc., Senior Notes, 9.75%, due 3/15/15   B3         CCC+             32(n)(E)
              5    Young Broadcasting, Inc., Guaranteed Senior Subordinated Notes,    Caa1       CCC-              5
                   10.00%, due 3/1/11
             10    Young Broadcasting, Inc., Senior Subordinated Notes, 8.75%, due    Caa1       CCC-              8
                   1/15/14                                                                                    ------
                                                                                                                 183
                                                                                                              ------


See Notes to Schedule of Investments


                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)



PRINCIPAL AMOUNT                                                                          RATING                    VALUE(+)
($000's omitted)                                                                      Moody's    S&P           ($000's omitted)
MEDIA - CABLE (1.5%)
             10    CCH I Holdings LLC, Secured Notes, 11.00%, due 10/1/15             Caa2       CCC              10
             10    CCH II Holdings LLC, Senior Unsecured Notes, 10.25%, due 9/15/10   Caa2       CCC              10
             80    Charter Communications Operating LLC, Senior Notes, 8.38%, due     B3         B+               79(n)
                   4/30/14
             60    DirecTV Holdings LLC, Senior Notes, 8.38%, due 3/15/13             Ba3        BB-              61
             20    EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16            Ba3        BB-              19
             30    EchoStar DBS Corp., Guaranteed Notes, 7.00%, due 10/1/13           Ba3        BB-              29
             60    EchoStar DBS Corp., Guaranteed Notes, 6.38%, due 10/1/11           Ba3        BB-              57
                                                                                                              ------
                                                                                                                 265
                                                                                                              ------

MEDIA - DIVERSIFIED (0.2%)
             35    News America, Inc., Guaranteed Notes, 6.20%, due 12/15/34          Baa2       BBB              32

MEDIA - SERVICES (0.5%)
             25    Lamar Media Corp., Guaranteed Notes, 7.25%, due 1/1/13             Ba3        B                24
             35    WMG Acquisition Corp., Senior Subordinated Notes, 7.38%, due       B2         B                31
                   4/15/14
             55    WMG Holdings Corp., Guaranteed Notes, Step-Up, 0.00%/9.50%, due    B2         B                40(**)
                   12/15/14                                                                                   ------
                                                                                                                  95
                                                                                                              ------

METALS/MINING EXCLUDING STEEL (1.3%)
             40    Aleris Int'l, Inc., Senior Notes, 9.00%, due 12/15/14              B3         B-               38(n)
             35    Aleris Int'l, Inc., Senior Subordinated Notes, 10.00%, due         Caa1       B-               31(n)(E)
                   12/15/16
             35    Arch Western Finance Corp., Guaranteed Notes, 6.75%, due 7/1/13    B1         BB-              32
              5    Freeport-McMoRan Copper & Gold, Senior Unsecured Notes, 8.25%,     Ba3        BB                5
                   due 4/1/15
             40    Freeport-McMoRan Copper & Gold, Senior Unsecured Notes, 8.38%,     Ba3        BB               42
                   due 4/1/17
             75    Massey Energy Co., Guaranteed Notes, 6.88%, due 12/15/13           B2         B+               66
             25    Peabody Energy Corp., Guaranteed Senior Notes, Ser. B, 6.88%,      Ba1        BB               24(E)
                   due 3/15/13                                                                                ------
                                                                                                                 238
                                                                                                              ------

MULTI-NATIONAL (0.2%)
             35    Int'l. Bank for Reconstruction & Development, Notes, 3.63%, due    Aaa        AAA              33
                   5/21/13

NON-FOOD & DRUG RETAILERS (0.3%)
             20    Bon-Ton Department Stores, Inc., Guaranteed Notes, 10.25%, due     B3         B-               18(E)
                   3/15/14
             10    Claire's Stores, Inc., Senior Notes, 9.63%, due 6/1/15             Caa1       CCC+              8(n)
             35    GSC Holdings Corp., Guaranteed Notes, 8.00%, due 10/1/12           Ba3        BB-              36
                                                                                                              ------
                                                                                                                  62
                                                                                                              ------

OIL & GAS (0.6%)
             50    Canadian Natural Resources Ltd., Unsecured Notes, 5.70%, due       Baa2       BBB              48
                   5/15/17

See Notes to Schedule of Investments


                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)



PRINCIPAL AMOUNT                                                                          RATING                    VALUE(+)
($000's omitted)                                                                      Moody's    S&P           ($000's omitted)
             55    ConocoPhillips Corp., Unsecured Notes, 8.75%, due 5/25/10          A1         A-               60
                                                                                                              ------
                                                                                                                 108
                                                                                                              ------

PACKAGING (1.3%)
            115    Ball Corp., Guaranteed Unsecured Notes, 6.88%, due 12/15/12        Ba1        BB              114
             20    Crown Americas LLC, Guaranteed Notes, 7.75%, due 11/15/15          B1         B                20
             20    Graham Packaging Co., Inc., Guaranteed Notes, 9.88%, due           Caa1       CCC+             19(E)
                   10/15/14
              5    Owens-Brockway Glass Container, Inc., Guaranteed Senior Secured    Ba2        BB                5
                   Notes, 7.75%, due 5/15/11
             50    Owens-Brockway Glass Container, Inc., Guaranteed Senior Secured    Ba2        BB               50
                   Notes, 8.88%, due 2/15/09
             20    Owens-Brockway Glass Container, Inc., Guaranteed Notes, 8.75%,     Ba2        BB               21
                   due 11/15/12                                                                               ------
                                                                                                                 229
                                                                                                              ------

PRINTING & PUBLISHING (1.1%)
             15    Dex Media West LLC, Senior Unsecured Notes, Ser. B, 8.50%, due     B1         B                15
                   8/15/10
             20    Dex Media West LLC, Guaranteed Notes, Ser. B, 9.88%, due 8/15/13   B2         B                21
             25    Dex Media, Inc., Senior Disc. Notes, Step-Up, 0.00%/9.00%, due     B3         B                23(**)
                   11/15/13
             70    Idearc, Inc., Guaranteed Notes, 8.00%, due 11/15/16                B2         B+               66
             30    R.H. Donnelley Corp., Senior Unsecured Notes, 6.88%, due 1/15/13   B3         B                27
             35    R.H. Donnelley Corp., Senior Notes, Ser A-3, 8.88%, due 1/15/16    B3         B                34
             20    Reader's Digest Association, Inc., Senior Subordinated Notes,      Caa1       CCC+             17(n)
                   9.00%, due 2/15/17                                                                         ------
                                                                                                                 203
                                                                                                              ------

RAILROADS (0.4%)
             10    Kansas City Southern Mexico, Senior Notes, 7.38%, due 6/1/14       B2         B                10(n)
             55    TFM SA de C.V., Senior Notes, 9.38%, due 5/1/12                    B2                          58
                                                                                                              ------
                                                                                                                  68
                                                                                                              ------

REAL ESTATE DEV. & MGT. (0.3%)
             60    American Real Estate Partners, L.P., Senior Notes, 8.13%, due      Ba3        BB+              58
                   6/1/12

REITS (0.6%)
            115    Simon Property Group L.P., Unsubordinated Notes, 5.75%, due        A3         A-              113
                   12/1/15

RESTAURANTS (0.1%)
             10    NPC Int'l, Inc., Guaranteed Notes, 9.50%, due 5/1/14               Caa1       B-                9
             15    OSI Restaurant Partners, Inc., Senior Notes, 10.00%, due 6/15/15   Caa1       CCC+             13(n)(E)
                                                                                                              ------
                                                                                                                  22
                                                                                                              ------

RETAIL (0.3%)
             55    Target Corp., Senior Unsecured Notes, 7.50%, due 8/15/10           A1         A+               58

STEEL PRODUCERS/PRODUCTS (0.3%)
             30    Metals U.S.A. Holdings Corp., Senior Floating Rate Notes,          Caa1       CCC              28(u)(n)
                   11.36%, due 10/1/07

See Notes to Schedule of Investments


                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)



PRINCIPAL AMOUNT                                                                          RATING                    VALUE(+)
($000's omitted)                                                                      Moody's    S&P           ($000's omitted)

             35    Tube City IMS Corp., Guaranteed Notes, 9.75%, due 2/1/15           B3         B-               34
                                                                                                              ------
                                                                                                                  62
                                                                                                              ------

SUPPORT - SERVICES (0.9%)
             10    Aramark Corp., Senior Notes, 8.50%, due 2/1/15                     B3         B-                9(n)(E)
             25    KAR Holdings, Inc., Guaranteed Notes, 10.00%, due 5/1/15           Caa1       CCC              22(n)
             55    Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due       B2         B-               51(n)
                   2/1/15
             60    Monitronics Int'l, Inc., Guaranteed Notes, 11.75%, due 9/1/10      B3         B-               65
             10    Rural/Metro Corp., Guaranteed Notes, 9.88%, due 3/15/15            B3         CCC+             10
                                                                                                              ------
                                                                                                                 157
                                                                                                              ------

TELECOM - INTEGRATED/SERVICES (1.4%)
             20    Citizens Utilities Co., Senior Unsecured Notes, 6.63%, due         Ba2        BB+              18
                   3/15/15
             10    Citizens Utilities Co., Senior Unsecured Notes, 7.13%, due         Ba2        BB+               9
                   3/15/19
             30    Dycom Industries, Inc., Guaranteed Notes, 8.13%, due 10/15/15      Ba3        B+               30
             35    Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes, 8.63%,    B2         B+               35
                   due 1/15/15
             30    Qwest Corp., Senior Unsecured Notes, 7.50%, due 10/1/14            Ba1        BBB-             29
             60    Qwest Corp., Notes, 8.88%, due 3/15/12                             Ba1        BBB-             63
             20    Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13              Ba3        BB-              20
             40    Windstream Corp., Guaranteed Notes, 8.63%, due 8/1/16              Ba3        BB-              41
                                                                                                              ------
                                                                                                                 245
                                                                                                              ------

TELECOM - WIRELESS (0.1%)
             15    Dobson Cellular Systems, Secured Notes, 8.38%, due 11/1/11         Ba2        B-               16

TELECOMMUNICATIONS (0.5%)
             45    AT&T Wireless Services, Inc., Senior Unsubordinated Notes,         A3         A                55(OO)
                   8.75%, due 3/1/31
             40    Sprint Nextel Corp., Unsecured Notes, 6.00%, due 12/1/16           Baa3       BBB              38
                                                                                                              ------
                                                                                                                  93
                                                                                                              ------

THEATERS & ENTERTAINMENT (0.2%)
             30    AMC Entertainment, Inc., Guaranteed Notes, Ser. B, 8.63%, due      Ba3        B-               31
                   8/15/12

TRANSPORTATION (0.3%)
             20    Norfolk Southern Corp., Senior Notes, 7.80%, due 5/15/27           Baa1       BBB+             23
             25    Norfolk Southern Corp., Senior Unsecured Notes, 6.00%, due         Baa1       BBB+             25
                   4/30/08                                                                                    ------
                                                                                                                  48
                                                                                                              ------

TRANSPORTATION EXCLUDING AIR/RAIL (0.1%)
             15    Stena AB, Senior Unsecured Notes, 7.00%, due 12/1/16               Ba3        BB-              15
                                                                                                              ------
                  TOTAL CORPORATE DEBT SECURITIES (COST $6,457)                                                6,265
                                                                                                              ------

FOREIGN GOVERNMENT SECURITIES(^^)(19.6%)
    EUR     129    Belgium Kingdom, Bonds, 3.00%, due 3/28/10                         Aa1        AA+             170(OO)
    EUR     115    Bundesrepublik Deutschland, Bonds, 4.00%, due 7/4/16               Aaa        AAA             154

See Notes to Schedule of Investments


                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)



PRINCIPAL AMOUNT                                                                          RATING                    VALUE(+)
($000's omitted)                                                                      Moody's    S&P           ($000's omitted)

    EUR      15    Bundesrepublik Deutschland, Bonds, 4.00%, due 1/4/37               Aaa        AAA              19
    CAD      95    Canadian Government, Bonds, 4.00%, due 6/1/16                      Aaa        AAA              86
    JPY  14,000    Development Bank of Japan, Guaranteed Unsecured Bonds, 1.05%,      Aaa        AA              100(OO)
                   due 6/20/23
    EUR     253    France Government, Bonds, 4.00%, due 10/25/13                      Aaa        AAA             339(OO)
    JPY  27,000    Inter-American Development Bank, Unsecured Bonds, 1.90%, due       Aaa        AAA             232(OO)
                   7/8/09
    JPY  14,000    Japan Finance Corp. for Municipal Enterprise, Guaranteed Bonds,    Aaa        AA              117(OO)
                   1.35%, due 11/26/13
    JPY  11,000    KFW, Guaranteed Bonds, 2.60%, due 6/20/37                          Aaa        AAA              94
    DKK     243    Kingdom of Denmark, Bonds, 5.00%, due 11/15/13                     Aaa        AAA              46
    JPY  17,000    Quebec Province, Bonds, 1.60%, due 5/9/13                                     A+              143(OO)
    AUD      29    Queensland Treasury Corp., Guaranteed Bonds, 6.00%, due 6/14/11    Aaa        AAA              24
    JPY  23,000    Republic of Austria, Senior Unsecured Unsubordinated Bonds,        Aaa        AAA             202(OO)
                   3.75%, due 2/3/09
    EUR     175    Republic of Germany, Bonds, 5.50%, due 1/4/31                      Aaa        AAA             273
    JPY  19,000    Republic of Italy, Bonds, 1.80%, due 2/23/10                       Aa2        A+              163(OO)
    EUR     450    Spain Government, Bonds, 5.00%, due 7/30/12                        Aaa        AAA             632(OO)
    GBP      43    UK Government, Bonds, 4.00%, due 9/7/16                            Aaa        AAA              80(OO)
    GBP      90    UK Treasury, Bonds, 5.75%, due 12/7/09                             Aaa        AAA             184(OO)
    GBP     176    UK Treasury, Bonds, 4.75%, due 6/7/10                              Aaa        AAA             350(OO)
    GBP      57    UK Treasury, Bonds, 4.25%, due 3/7/36                              Aaa        AAA             109
                                                                                                              ------
                  TOTAL FOREIGN GOVERNMENT SECURITIES (COST $3,356)                                            3,517
                                                                                                              ------

NUMBER OF SHARES
SHORT-TERM INVESTMENTS (5.1%)
        755,125    Neuberger Berman Prime Money Fund Trust Class                                                 755(@)
        153,081    Neuberger Berman Securities Lending Quality Fund, LLC                                         153(t)
                                                                                                              ------
                  TOTAL SHORT-TERM INVESTMENTS (COST $908)                                                       908(#)
                                                                                                              ------

                  TOTAL INVESTMENTS (101.0%) (COST $18,143)                                                   18,111(##)
                   Liabilities, less cash, receivables and other assets [(1.0%)]                                (172)(ss)
                                                                                                              ------
                  TOTAL NET ASSETS (100.0%)                                                                  $17,939
                                                                                                              ------




See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007

SCHEDULE OF INVESTMENTS Neuberger Berman Cash Reserves
------------------------------------------------------
(UNAUDITED)




PRINCIPAL AMOUNT                                                                                  RATING                 VALUE(tt)
($000's omitted)                                                                              Moody's  S&P     ($000's omitted)
U.S. GOVERNMENT AGENCY SECURITIES (1.1%)
      3,000  Federal Home Loan Bank, Bonds, 5.38%, due 4/9/08 (COST $3,000)                   AGY    AGY                 3,000
                                                                                                                   -----------
CERTIFICATES OF DEPOSIT (2.9%)
        500  Bank of America NA, 5.32%, due 9/21/07                                           P-1    A-1+                  500
      5,000  Barclays Bank PLC, Yankee CD, 5.38%, due 5/9/08                                  P-1    A-1+                5,000
      2,000  Royal Bank of Canada NY, Yankee CD, 5.38%, due 2/14/08                           P-1    A-1+                2,000
        690  Unicredito Italiano, Yankee CD, 5.30%, due 11/21/07                              P-1    A-1                   690
                                                                                                                   -----------
            TOTAL CERTIFICATES OF DEPOSIT                                                                                8,190
                                                                                                                   -----------

FLOATING RATE CERTIFICATES OF DEPOSIT (1.4%)(u)
      4,000  Fortis Bank NY, Floating Rate Yankee CD, 5.27%,
             due 8/15/07 (COST $3,999)                                                        P-1    A-1+                3,999
                                                                                                                   -----------
COMMERCIAL PAPER (48.0%)
ASSET-BACKED SECURITIES (18.2%)
      7,700  Bank of America NA, 5.20% - 5.25%, due 8/7/07 - 11/16/07                         P-1    A-1+                7,603
      7,048  Chariot Funding LLC, 5.25% & 5.26%, due 8/21/07 & 9/18/07                        P-1    A-1                 7,011
      2,000  CRC Funding LLC, 5.28%, due 8/24/07                                              P-1    A-1+                1,993
        618  Crown Point Capital Co., 5.26%, due 9/6/07                                       P-1    A-1                   615
      8,200  General Electric Capital Corp., 5.23%, due 10/26/07                              P-1    A-1+                8,098
      3,500  Ivory Funding Corp., 5.26%, due 10/9/07                                          P-1    A-1                 3,465
      5,000  Sheffield Receivables Corp., 5.08%, due 9/4/07                                   P-1    A-1+                4,976
      2,511  Simba Funding Corp., 5.26%, due 9/26/07                                          P-1    A-1+                2,490
      5,000  Solitaire Funding Corp., 5.20%, due 1/11/08                                      P-1    A-1+                4,882
      4,604  Swedbank Mortgage AB, 5.25% - 5.30%, due 8/22/07 - 10/4/07                       P-1    A-1                 4,573
        943  Thunder Bay Funding, Inc., 5.27% & 5.28%, due 9/17/07 & 9/21/07                  P-1    A-1                   936
      3,800  Westpac Bank, 5.20% - 5.23%, due 8/7/07 - 10/15/07                               P-1    A-1+                3,767
                                                                                                                   -----------
                                                                                                                        50,409
                                                                                                                   -----------
BANKING/DOMESTIC (14.1%)
      5,000  ABN AMRO North America Finance, Inc., 5.19%, due 11/30/07                        P-1    A-1+                4,913
        900  Barclays U.S. Funding Corp., 5.20%, due 8/7/07                                   P-1    A-1+                  899
      2,000  Grampian Funding LLC, 5.21%, due 12/14/07                                        P-1    A-1+                1,961
        250  HBOS Treasury Services PLC, 5.30% & 5.31%, due 8/23/07                           P-1    A-1+                  249
      8,000  HSBC Bank USA, 5.20%  , due 12/27/07 & 1/10/08                                   P-1    A-1+                7,823
        450  ING America Insurance Holdings, 5.16%, due 1/4/08                                P-1    A-1+                  440
      5,000  KBC Finance Products Ltd., 5.21%, due 8/6/07                                     P-1    A-1+                4,996
      4,000  Nationwide Building, 5.18%, due 10/15/07                                         P-1    A-1                 3,957
        544  Scaldis Capital LLC, 5.24%, due 11/9/07                                          P-1    A-1+                  536(n)
      8,000  Sigma Finance, Inc., 5.19% & 5.20%, due 8/16/07 & 8/29/07                        P-1    A-1+                7,974
        355  Tempo Finance Ltd., 5.32%, due 8/20/07                                           P-1    A-1+                  354
      5,000  Yorktown Capital, 5.28%, due 8/16/07                                             P-1    A-1+                4,989
                                                                                                                   -----------
                                                                                                                        39,091
                                                                                                                   -----------

BANKING/FOREIGN (15.7%)
      3,000  Bank of Ireland, 5.12% & 5.24%, due 11/8/07 & 6/4/08                             P-1    A-1                 2,884




See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007


SCHEDULE OF INVESTMENTS Neuberger Berman Cash Reserves cont'd
-------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                                                  RATING                 VALUE(tt)
($000's omitted)                                                                              Moody's  S&P     ($000's omitted)
      1,500  Danske Corp., 5.19%, due 8/1/07                                                  P-1    A-1+                1,500(n)
      6,000  Danske Corp., 5.14% & 5.25%, due 11/9/07                                         P-1    A-1+                5,914
      4,000  Depfa Bank PLC, 5.18%, due 8/24/07                                               P-1    A-1+                3,987
      7,000  DZ Bank AG, 5.24%, due 9/12/07                                                   P-1    A-1                 6,957
      8,400  Societe Generale NA, 5.20% - 5.25%, due 9/20/07 - 11/26/07                       P-1    A-1+                8,298
      7,850  UBS Finance LLC, 5.20% - 5.29%, due 8/6/07 - 10/23/07                            P-1    A-1+                7,816
      2,000  Unicredito Italiano PLC, 5.23% - 5.26%, due 10/26/07                             P-1    A-1                 1,975
      4,000  Westpac Bank Corp., 5.20%, due 8/8/07                                            P-1    A-1+                3,996
                                                                                                                   -----------
                                                                                                                        43,327
                                                                                                                   -----------
             TOTAL COMMERCIAL PAPER                                                                                    132,827
                                                                                                                   -----------

FLOATING RATE COMMERCIAL PAPER (2.7%)(u)
FINANCIAL SERVICES (2.7%)
      7,500  Morgan Stanley, 5.25%, due 8/1/07 (COST $7,500)                                  P-1    A-1+                7,500
                                                                                                                   -----------
CORPORATE DEBT SECURITIES (0.1%)(u)
FINANCIAL SERVICES (0.1%)
        150  Monument Global Funding II, Notes, 3.85%, due 3/3/08 (COST $149)                 P-1    A-1+                  149(n)
                                                                                                                   -----------
FLOATING RATE CORPORATE DEBT SECURITIES (32.6%)(u)
ASSET-BACKED SECURITIES (8.6%)
      5,000  Beta Finance, Inc., Guaranteed Floating Rate Medium-Term Notes, 5.31%, due       P-1    A-1+                5,000(n)
             8/1/07
      1,000  BMW US Capital LLC, Guaranteed Floating Rate Notes, 5.34%, due 8/15/07           P-1    A-1                 1,000(n)
      2,800  Dorada Finance, Inc., Floating Rate Medium-Term Notes, 5.45%, due 8/1/07         P-1    A-1+                2,800(n)
      4,000  K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes, 5.32%, due 9/10/07     P-1    A-1+                3,999(n)
      5,000  La Caixa, Unsubordinated Floating Rate Notes, 5.37%, due 10/23/07                P-1    A-1                 5,000(n)
      1,000  Links Finance LLC, Floating Rate Medium-Term Notes, 5.33%, due 8/15/07           P-1    A-1+                1,000(n)
      5,000  Parkland (USA) LLC, Floating Rate Medium-Term Notes, 5.34%, due 8/1/07           P-1    A-1+                5,000(n)
                                                                                                                   -----------
                                                                                                                        23,799
                                                                                                                   -----------
BANKING/FOREIGN (9.4%)
      5,000  Bank of Ireland, Unsecured Floating Rate Medium-Term Notes, 5.31%, due 8/20/07   P-1    A-1                 5,000(n)
      5,000  Natexis Banques Populaires, Floating Rate Bonds, 5.33%, due 8/15/07              P-1    A-1+                5,000(n)
      5,000  Nationwide Building, Floating Rate Notes, 5.37%, due 8/7/07                      P-1    A-1                 5,000(n)
      5,000  Royal Bank of Canada, Floating Rate Medium-Term Notes, 5.31%, due 8/1/07         P-1    A-1+                5,000(n)
      3,000  Schreiber Capital Co., Floating Rate Bonds, 5.32%, due 8/2/07                    P-1                        3,000
      3,000  Unicredito Italiano PLC, Guaranteed Floating Rate Notes, 5.34%, due 8/9/07       P-1    A-1                 3,000(n)
                                                                                                                   -----------
                                                                                                                        26,000
                                                                                                                   -----------
FINANCIAL SERVICES (14.6%)
      5,000  American Express Bank, Floating Rate Notes, 5.33%, due 8/20/07                   P-1    A-1                 5,001
      5,500  Bear Stearns Co., Inc., Floating Rate Medium-Term Notes, Ser. B, 5.49% & 5.56%,  P-1    A-1                 5,505
             due 8/6/07 & 8/8/07
      8,000  CIT Group, Inc., Senior Floating Rate Medium-Term Notes, 5.60%, due 8/23/07      P-1    A-1                 8,006




See Notes to Schedule of Investments

                                                                                                                       JULY 31, 2007


SCHEDULE OF INVESTMENTS Neuberger Berman Cash Reserves cont'd
-------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                                                  RATING                 VALUE(tt)
($000's omitted)                                                                              Moody's  S&P     ($000's omitted)
      2,000  DNB Norbank ASA, Floating Rate Medium-Term Notes, Ser. E, 5.40%, due 8/28/07     P-1    A-1                 2,000
      5,000  Links Finance LLC, Floating Rate Medium-Term Notes, 5.32%, due 8/24/07           P-1    A-1+                5,000(n)
      5,000  Merrill Lynch & Co., Senior Unsecured Floating Rate Notes, 5.30%, due 8/20/07    P-1    A-1+                5,000
      5,000  Northern Rock PLC, Floating Rate Notes, 5.33%, due 10/22/07                      P-1    A-1                 5,000(n)
      5,000  Tango Finance Corp., Floating Rate Notes, 5.37%, due 8/1/07                      P-1    A-1+                5,000(n)
                                                                                                                   -----------
                                                                                                                        40,512
                                                                                                                   -----------
             TOTAL FLOATING RATE CORPORATE DEBT SECURITIES                                                              90,311
                                                                                                                   -----------

PROMISSORY NOTES (3.6%)
     10,000  Goldman Sachs, Promissory Notes, 5.37%, due 8/1/07 (COST $10,000)                P-1    A-1+               10,000(u)

REPURCHASE AGREEMENTS (7.5%)
     20,750  Bank of America Repurchase Agreement, 5.28%, due 8/1/07, dated 7/31/07,
             Maturity Value $20,753,043, Collateralized by $28,078,554, Freddie Mac, 5.00%,
             due 7/1/35 (Collateral Value $21,165,001) (COST $20,750)                                                   20,750
                                                                                                                   -----------
             TOTAL INVESTMENTS (99.9%)                                                                                 276,726

             Cash, receivables and other assets, less liabilities (0.1%)                                                   163
                                                                                                                   -----------
             TOTAL NET ASSETS (100.0%)                                                                                $276,889
                                                                                                                   -----------





See Notes to Schedule of Investments

Notes to Schedule of Investments
--------------------------------

(+) Investments in debt securities by Lehman Brothers Core Bond Fund ("Core Bond"), Lehman Brothers High Income Bond Fund ("High Income"), Lehman Brothers Municipal Securities Trust ("Municipal Securities Trust"), Lehman Brothers Short Duration Bond Fund ("Short Duration"), and Lehman Brothers Strategic Income Fund ("Strategic Income") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other debt securities requiring daily quotations, bid price quotations are obtained from principal market makers in those securities. Investments in equity securities are valued at the latest sale price where that price is readily available; equity securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Securities traded primarily on the NASDAQ Stock Market are normally valued by a fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Each fund values all other securities, including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board of Trustees of Lehman Brothers Income Funds (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(tt) Investment securities of Lehman Brothers Municipal Money Fund ("Municipal Money"), Lehman Brothers National Municipal Money Fund ("National
       Municipal Money"), Lehman Brothers New York Municipal Money Fund ("New York Municipal Money"), Lehman Brothers Tax-Free Money Fund ("Tax-Free Money") , and Neuberger Berman Cash Reserves ("Cash Reserves") are valued at amortized cost, which approximates U.S. federal income tax cost.

(#)    At cost, which approximates market value.

(##) At July 31, 2007, selected fund information on a U.S. federal income tax basis was as follows:


                                                                                                                        NET
                                                                       GROSS             GROSS                   UNREALIZED
                                                                  UNREALIZED        UNREALIZED                 APPRECIATION
                                                     COST       APPRECIATION      DEPRECIATION                (DEPRECIATION)
         (000'S OMITTED)

         CORE BOND                               $105,024              $393                    $1,218           ($825)




         HIGH INCOME                              451,723             1,697                    16,515         (14,818)
         MUNICIPAL SECURITIES TRUST                28,190               243                       241                2
         SHORT DURATION                           110,429               215                       613            (398)
         STRATEGIC INCOME                          18,289               546                       724            (178)


(@@) Municipal securities held by Municipal Money, National Municipal Money, New York Municipal Money, and Tax-Free Money are within the two highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the fund's investment manager to be of comparable quality. Municipal securities held by Municipal Securities Trust are within the four highest rating categories assigned by a NRSRO or, where not rated, are determined by the fund's investment manager to be of comparable quality. Approximately 89%, 69%, 89%, 90% and 87% of the municipal securities held by Municipal Money, Municipal Securities Trust, National Municipal Money, New York Municipal Money, and Tax-Free Money, respectively, have credit enhancement features backing them, which the funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the funds the right to sell back the issue on the date specified.

(++) Where no rating appears from any NRSRO, the security is deemed unrated for purposes of Rule 2a-7 under the Investment Company Act of 1940, as amended. Each of these securities is an eligible security based on a comparable quality analysis performed by the fund's investment manager.

(t)    Managed  by  an   affiliate   of   Neuberger   Berman   Management   Inc.
       ("Management") and could be deemed an affiliate of the fund.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Management and may be considered an affiliate since it has the same officers, Board members, and investment manager as the fund and because, at times, the fund may own 5% or more of the outstanding voting securities of Prime Money.

(*)    Security did not produce income during the last twelve months.

(c/) These securities were held in escrow at July 31, 2007, to cover the below listed outstanding call options written for Strategic Income:


              NUMBER OF                                        MARKET VALUE
                 SHARES   SECURITIES AND OPTIONS                 OF OPTIONS

                  1,000   Anheuser-Busch                               $  0
                          September 2007 @ 55
                  1,500   General Electric                            1,000
                          January 2008 @ 45
                    400   Schlumberger Ltd.                           6,000
                          November 2007 @ 85



(^^) Principal amount is stated in the currency in which the security is denominated.

        AUD = Australian Dollar
        CAD = Canadian Dollar
        DKK = Danish Krone

        EUR = Euro
        GBP = British Pound
        JPY = Japanese Yen

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At July 31, 2007, these securities amounted to approximately $2,701,000 or 3.4% of net assets for Core Bond, approximately $91,676,000 or 23.5% of net assets for High Income, approximately $40,490,000 or 4.7% of net assets for Municipal Money, approximately $47,410,000 or 10.4% of net assets for New York Municipal Money, approximately $5,059,000 or 4.6% of net assets for Short Duration, approximately $1,057,000 or 5.9% of net assets for Strategic Income, approximately $177,105,000 or 12.6% of net assets for Tax-Free Money and approximately $63,984,000 or 23.1% of net assets for Cash Reserves.

(E)    All or a portion of this security is on loan.

(B)    Security is guaranteed by the corporate or non-profit obligor.

(O) All or a portion of this security was purchased on a when-issued basis. At July 31, 2007, these securities amounted to $26,033,000 for Core Bond, $2,500,000 for Municipal Money, $529,000 for Municipal Securities Trust, and $6,500,000 for National Municipal Money respectively.

(00) All or a portion of this security is segregated as collateral for when-issued purchase commitments, forward foreign currency contracts and/or financial futures contracts.


(c/c/) At July 31, 2007, open positions in financial futures contracts for Short
       Duration were as follows:


                                                                    UNREALIZED
        EXPIRATION         OPEN CONTRACTS              POSITION    APPRECIATION

       September 2007      94 U.S. Treasury Notes,     Long         $69,844
                           2 Year

       At July 31, 2007, Short Duration had deposited $146,000 in Fannie Mae Whole Loan, 10.27%, due 6/25/44, to cover margin requirements on open futures contracts.

(ss) At July 31, 2007, open forward contracts for Strategic Income were as follows: Net In Unrealized Contracts to Exchange Settlement Appreciation Buy Deliver For Date Value (Depreciation) Euro 120,000 EUR $160,805 9/13/07 $164,781 $3,976 Japanese Yen 4,400,000 JPY 35,888 9/13/07 37,143
       1,255

                                                                                                                                 NET
                                                        IN                                                                UNREALIZED
                             CONTRACTS TO         EXCHANGE             SETTLEMENT                                       APPRECIATION
BUY                               DELIVER              FOR                   DATE                  VALUE              (DEPRECIATION)
EURO                          120,000 EUR         $160,805                9/13/07               $164,781                      $3,976
Japanese Yen                4,400,000 JPY           35,888                9/13/07                 37,143                       1,255



                                                                                                                                 NET
                                                         IN                                                               UNREALIZED
                             CONTRACTS TO          EXCHANGE              SETTLEMENT                                     APPRECIATION
SELL                              DELIVER               FOR                    DATE                 VALUE             (DEPRECIATION)
Australian Dollar              29,000 AUD         $ 24,404                 9/13/07               $ 24,887                    $ (483)
Canadian Dollar               156,000 CAD           147,309                9/13/07                146,520                        789
Danish Krone                  268,000 DKK            48,050                9/13/07                 49,453                    (1,403)
Euro                        1,354,000 EUR         1,808,402                9/13/07              1,859,281                   (50,879)
British Pound                 340,000 GBP           669,188                9/13/07                691,883                   (22,695)


Japanese Yen             133,000,000  JPY         1,105,294                 9/13/07              1,122,737                  (17,443)



(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2007.

(**) Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

(^)    Not rated by a nationally recognized statistical rating organization.

(sss)  Rated A- by Fitch Investors Services, Inc.

(a) Security is subject to a guarantee provided by ABN AMRO Bank NV, backing 100% of the total principal.

(b) Security is subject to a guarantee provided by Banco Santander, backing 100% of the total principal.

(c) Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

(d) Security is subject to a guarantee provided by Bank of New York, backing 100% of the total principal.

(e) Security is subject to a guarantee provided by Bank of the West, backing 100% of the total principal.

(f)    Security   is   subject   to   a   guarantee   provided   by   Landesbank
       Hessen-Thveringen Girozentrale, backing 100% of the total principal.

(g) Security is subject to a guarantee provided by Branch Banking & Trust Co., backing 100% of the total principal.

(h) Security is subject to a guarantee provided by Bear Stearns, backing 100% of the total principal.

(i) Security is subject to a guarantee provided by BNP Paribas, backing 100% of the total principal.

(j) Security is subject to a guarantee provided by Chase Bank, backing 100% of the total principal.

(k) Security is subject to a guarantee provided by Citibank, N.A., backing 100% of the total principal.

(l) Security is subject to a guarantee provided by Citigroup Global Markets, backing 100% of the total principal.

(m) Security is subject to a guarantee provided by Comerica Bank, backing 100% of the total principal.

(nn) Security is subject to a guarantee provided by by Depfa Bank PLC, backing 100% of the total principal.

(o) Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

(p) Security is subject to a guarantee provided by Dexia Credit Locale de France, backing 100% of the total principal.

(q) Security is subject to a guarantee provided by Goldman Sachs, backing 100% of the total principal.

(s) Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.

(uu) Security is subject to a guarantee provided by Key Bank, backing 100% of the total principal.

(v) Security is subject to a guarantee provided by M&T Bank, backing 100% of the total principal.

(w) Security is subject to a guarantee provided by Mellon Bank, backing 100% of the total principal.

(x) Security is subject to a guarantee provided by Merrill Lynch Capital Markets, backing 100% of the total principal.

(y) Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

(bb) Security is subject to a guarantee provided by PNC Bank, backing 100% of the total principal.

(cc) Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.

(ee) Security is subject to a guarantee provided by Svenska Handelsbank, backing 100% of the total principal.

(ff) Security is subject to a guarantee provided by TD Banknorth N.A., backing 100% of the total principal.

(gg) Security is subject to a guarantee provided by Trinity Funding Co. LLC, backing 100% of the total principal.

(hh) Security is subject to a guarantee provided by U.S. Bank, backing 100% of the total principal.

(ii) Security is subject to a guarantee provided by Wachovia Bank & Trust Co., backing 100% of the total principal.

(kk) Security is subject to a guarantee provided by Federal Home Loan Bank, backing 100% of the total principal.

(ll) Security is subject to a guarantee provided by Lloyd's Bank, backing 100% of the total principal.






For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements.

LEHMAN BROTHERS CALIFORNIA TAX FREE MONEY FUND

At the close of the reporting period, the fund was not operational and had no assets.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers Income Funds


By:/s/ Peter E. Sundman
   ------------------------------
   Peter E. Sundman
   Chief Executive Officer

Date: September 25, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:/s/ Peter E. Sundman
   ------------------------------
   Peter E. Sundman
   Chief Executive Officer

Date: September 25, 2007


By:/s/ John M. McGovern
   ------------------------------
   John M. McGovern
   Treasurer and Principal Financial
   and Accounting Officer

Date: September 25, 2007